UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic BlackRock Allocation Portfolio Class I

Global Atlantic BlackRock Allocation Portfolio Class II

Global Atlantic BlackRock Disciplined Core Portfolio Class I

Global Atlantic BlackRock Disciplined Core Portfolio Class II

Global Atlantic BlackRock Disciplined Growth Portfolio Class I

Global Atlantic BlackRock Disciplined Growth Portfolio Class II

Global Atlantic BlackRock Disciplined International Core Portfolio Class I

Global Atlantic BlackRock Disciplined International Core Portfolio Class II

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II

Global Atlantic BlackRock Disciplined Value Portfolio Class I

Global Atlantic BlackRock Disciplined Value Portfolio Class II

Global Atlantic BlackRock High Yield Portfolio Class I

Global Atlantic BlackRock High Yield Portfolio Class II

Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I

Global Atlantic BlackRock Allocation Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$36	0.34%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock Allocation Portfolio outperformed its reference benchmark, the S&P Target Risk® Growth Index.  The Portfolio posted a return of 11.46% compared to a benchmark return of 10.73%, a difference of 73 basis points.  The following discussion of relative performance pertains to this benchmark.

4259317

Top contributors to performance

  An overweight position in equities relative to fixed income and a regional overweight to the U.S. within equities were significant contributors to performance in 2024.

  Within equities, an overweight position in growth contributed to performance given strong earnings momentum throughout the year.

  Within fixed income, overweight positions in short duration bonds, investment grade credit and emerging markets (“EM”) debt contributed to performance.

Top detractors from performance

  Exposure to momentum and quality stocks underperformed, detracting from performance.

  Within equities, the broadening of the market rally away from technology giants (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla) (the “Magnificent 7”) throughout the year quickly reversed as volatility from the U.S. presidential election led to underperformance in energy and value equities going into year-end, detracting from overall performance.

  With respect to international exposure, developed-market growth and emerging market equities (excluding China) exposure detracted from performance.

  Within fixed income, an overweight position in long duration government bonds underperformed as yields continued to rise going into year end.

Fund Performance

Growth of an Assumed $10,000 Investment

$20,000
$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Allocation Portfolio ($16,591)
S&P Target Risk® Growth Index ($15,474)
MSCI ACWI Index ($19,130)

	Global Atlantic BlackRock Allocation Portfolio ($16,591)	S&P Target Risk® Growth Index ($15,474)	MSCI ACWI Index ($19,130)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,190	$10,210	$10,328
12/31/18	$9,666	$9,629	$9,355
12/31/19	$11,705	$11,478	$11,844
12/31/20	$13,397	$12,835	$13,769
12/31/21	$14,915	$14,295	$16,321
12/31/22	$12,914	$12,112	$13,324
12/31/23	$14,885	$13,974	$16,282
12/31/24	$16,591	$15,474	$19,130
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	11.46%	7.23%	7.32%
S&P Target Risk® Growth Index	10.73%	6.16%	6.28%
MSCI ACWI Index	17.49%	10.06%	9.48%

Effective as of May 1, 2024, the MSCI All Country World Index (“MSCI ACWI Index”) (Net Total Return, USD) replaced the S&P Target Risk® Growth Index as the Portfolio’s broad-based securities market index. The MSCI ACWI Index (Net Total Return, USD) was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$55,130,666
Total advisory fees paid	$124,911
Total number of portfolio holdings	16
Period portfolio turnover rate	57%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.8%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	1.1%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Allocation Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$62	0.59%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock Allocation Portfolio outperformed its reference benchmark, the S&P Target Risk® Growth Index.  The Portfolio posted a return of 11.21% compared to a benchmark return of 10.73%, a difference of 48 basis points.  The following discussion of relative performance pertains to this benchmark.

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Top contributors to performance

  An overweight position in equities relative to fixed income and a regional overweight to the U.S. within equities were significant contributors to performance in 2024.

  Within equities, an overweight position in growth contributed to performance given strong earnings momentum throughout the year.

  Within fixed income, overweight positions in short duration bonds, investment grade credit and emerging markets (“EM”) debt contributed to performance.

Top detractors from performance

  Exposure to momentum and quality stocks underperformed, detracting from performance.

  Within equities, the broadening of the market rally away from technology giants (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla) (the “Magnificent 7”) throughout the year quickly reversed as volatility from the U.S. presidential election led to underperformance in energy and value equities going into year-end, detracting from overall performance.

  With respect to international exposure, developed-market growth and emerging market equities (excluding China) exposure detracted from performance.

  Within fixed income, an overweight position in long duration government bonds underperformed as yields continued to rise going into year end.

Fund Performance

Growth of an Assumed $10,000 Investment

$20,000
$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Allocation Portfolio ($16,299)
S&P Target Risk® Growth Index ($15,474)
MSCI ACWI Index ($19,130)

	Global Atlantic BlackRock Allocation Portfolio ($16,299)	S&P Target Risk® Growth Index ($15,474)	MSCI ACWI Index ($19,130)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,180	$10,210	$10,328
12/31/18	$9,638	$9,629	$9,355
12/31/19	$11,645	$11,478	$11,844
12/31/20	$13,290	$12,835	$13,769
12/31/21	$14,756	$14,295	$16,321
12/31/22	$12,753	$12,112	$13,324
12/31/23	$14,657	$13,974	$16,282
12/31/24	$16,299	$15,474	$19,130
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	11.21%	6.96%	7.06%
S&P Target Risk® Growth Index	10.73%	6.16%	6.28%
MSCI ACWI Index	17.49%	10.06%	9.48%

Effective as of May 1, 2024, the MSCI All Country World Index (“MSCI ACWI Index”) (Net Total Return, USD) replaced the S&P Target Risk® Growth Index as the Portfolio’s broad-based securities market index. The MSCI ACWI Index (Net Total Return, USD) was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$55,130,666
Total advisory fees paid	$124,911
Total number of portfolio holdings	16
Period portfolio turnover rate	57%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.8%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	1.1%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Core Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$57	0.51%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock Disciplined Core Portfolio outperformed its reference benchmark, the S&P 500® Index.  The Portfolio posted a return of 26.30% compared to a benchmark return of 25.02%, a difference of 128 basis points.  The following discussion of relative performance pertains to this benchmark.

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Top contributors to performance

  Market sentiment (“Sentiment”) measures consistently drove outperformance throughout the year as they correctly identified emerging market themes. Insights that evaluate trends across conference call text and smart money positioning were top contributors as these positioned the portfolio around the prevalent artificial intelligence (“AI”) and glucagon-like peptide-1 weight loss drug (“GLP-1”) themes in the first half of the year.

  Macro insights slightly outperformed, finishing in the positive territory. Insights designed to capture AI enthusiasm as well as popularity of GLP-1 were among the top performers. This was expressed through overweight positions to IT companies and health care.

  Within fundamental insights, measures with a growth tilt were additive, with insights evaluating predicted sales growth and founder-led companies capturing dominant market themes.

Top detractors from performance

  Despite outperformance in aggregate for the year, fundamental measures struggled in the second half of the year when insights with a preference for lower volatility stock struggled amid the risk-on Sentiment.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures underperformed across the year. Insights analyzing credit default swap (“CDS”) valuations struggled amidst rates market volatility.

Fund Performance

Growth of an Assumed $10,000 Investment

$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Core Portfolio ($25,468)
S&P 500® Index ($25,772)

	Global Atlantic BlackRock Disciplined Core Portfolio ($25,468)	S&P 500® Index ($25,772)
11/01/17	$10,000	$10,000
12/31/17	$10,380	$10,405
12/31/18	$9,887	$9,949
12/31/19	$12,775	$13,081
12/31/20	$15,290	$15,488
12/31/21	$19,674	$19,934
12/31/22	$15,958	$16,323
12/31/23	$20,165	$20,614
12/31/24	$25,468	$25,772
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	26.30%	14.80%	13.94%
S&P 500® Index	25.02%	14.53%	14.13%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$640,581,071
Total advisory fees paid	$2,442,866
Total number of portfolio holdings	249
Period portfolio turnover rate	104%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Communications	16.0%
Common Stocks - Consumer, Non-cyclical	13.9%
Common Stocks - Financial	13.9%
Common Stocks - Consumer, Cyclical	9.2%
Common Stocks - Other	14.4%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Core Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$86	0.76%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock Disciplined Core Portfolio outperformed its reference benchmark, the S&P 500® Index.  The Portfolio posted a return of 25.96% compared to a benchmark return of 25.02%, a difference of 94 basis points.  The following discussion of relative performance pertains to this benchmark.

4259334

Top contributors to performance

  Market sentiment (“Sentiment”) measures consistently drove outperformance throughout the year as they correctly identified emerging market themes. Insights that evaluate trends across conference call text and smart money positioning were top contributors as these positioned the portfolio around the prevalent artificial intelligence (“AI”) and glucagon-like peptide-1 weight loss drug (“GLP-1”) themes in the first half of the year.

  Macro insights slightly outperformed, finishing in the positive territory. Insights designed to capture AI enthusiasm as well as popularity of GLP-1 were among the top performers. This was expressed through overweight positions to IT companies and health care.

  Within fundamental insights, measures with a growth tilt were additive, with insights evaluating predicted sales growth and founder-led companies capturing dominant market themes.

Top detractors from performance

  Despite outperformance in aggregate for the year, fundamental measures struggled in the second half of the year when insights with a preference for lower volatility stock struggled amid the risk-on Sentiment.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures underperformed across the year. Insights analyzing credit default swap (“CDS”) valuations struggled amidst rates market volatility.

Fund Performance

Growth of an Assumed $10,000 Investment

$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Core Portfolio ($25,008)
S&P 500® Index ($25,772)

	Global Atlantic BlackRock Disciplined Core Portfolio ($25,008)	S&P 500® Index ($25,772)
11/01/17	$10,000	$10,000
12/31/17	$10,370	$10,405
12/31/18	$9,845	$9,949
12/31/19	$12,694	$13,081
12/31/20	$15,160	$15,488
12/31/21	$19,457	$19,934
12/31/22	$15,737	$16,323
12/31/23	$19,855	$20,614
12/31/24	$25,008	$25,772
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	25.96%	14.52%	13.65%
S&P 500® Index	25.02%	14.53%	14.13%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$640,581,071
Total advisory fees paid	$2,442,866
Total number of portfolio holdings	249
Period portfolio turnover rate	104%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Communications	16.0%
Common Stocks - Consumer, Non-cyclical	13.9%
Common Stocks - Financial	13.9%
Common Stocks - Consumer, Cyclical	9.2%
Common Stocks - Other	14.4%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Growth Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$57	0.49%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock Disciplined Growth Portfolio underperformed its reference benchmark, the Russell 1000® Growth Index.  The Portfolio posted a return of 31.09% compared to a benchmark return of 33.36%, a difference of -227 basis points.  The following discussion of relative performance pertains to this benchmark.

4259339

Top contributors to performance

  Despite underperformance in aggregate, select insights provided ballast for the year. Market sentiment (“Sentiment”) insights evaluating informed investor Sentiment and management earnings calls outperformed as they properly captured rotating market themes.Within equities, an overweight position in growth contributed to performance given strong earnings momentum throughout the year.

  Fundamental quality measures designed to question the sustainability of company growth as well as insights looking at cash flow efficiency were successful. Additionally, insights created to analyze news controversies were additive.

  Macro thematic insights evaluating private market activity provided stability as they captured timely and forward-looking Sentiment.

Top detractors from performance

  Underperformance for the year was driven by fundamental measures. Traditional fundamental measures designed to identify companies at an attractive price struggled during the year. Elsewhere, stability-related measures with a preference for lower volatility stocks underperformed amid the risk-on market tone.

  Sentiment measures evaluating company linkages across various sectors as well as retail flow underperformed amid market rotations. Additionally, insights analyzing credit default swap (“CDS”) valuations and bond default risk struggled amid rates market volatility.

  From a sector perspective, overweight IT companies via semiconductors drove losses as market perspective around artificial intelligence (“AI”) fluctuated throughout the year. Insights designed to capture market enthusiasm around AI struggled to adapt to changing Sentiments.

Fund Performance

Growth of an Assumed $10,000 Investment

$15,000
$10,000
$5,000
$0
08/20/21
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Growth Portfolio ($14,175)
Russell 1000® Growth Index ($14,612)
Russell 1000® Index ($13,619)

	Global Atlantic BlackRock Disciplined Growth Portfolio ($14,175)	Russell 1000® Growth Index ($14,612)	Russell 1000® Index ($13,619)
08/20/21	$10,000	$10,000	$10,000
12/31/21	$10,912	$10,837	$10,689
12/31/22	$7,665	$7,680	$8,644
12/31/23	$10,814	$10,957	$10,938
12/31/24	$14,175	$14,612	$13,619
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (8/20/2021)
Class I	31.09%	10.93%
Russell 1000® Growth Index	33.36%	11.93%
Russell 1000® Index	24.51%	9.61%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$99,925,647
Total advisory fees paid	$358,909
Total number of portfolio holdings	128
Period portfolio turnover rate	146%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	45.1%
Common Stocks - Communications	21.7%
Common Stocks - Consumer, Non-cyclical	9.7%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Financial	6.9%
Common Stocks - Other	4.9%
Short-Term Investments	1.7%
Other Assets Less Liabilities - Net	0.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Growth Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$85	0.74%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock Disciplined Growth Portfolio underperformed its reference benchmark, the Russell 1000® Growth Index.  The Portfolio posted a return of 30.73% compared to a benchmark return of 33.36%, a difference of -263 basis points.  The following discussion of relative performance pertains to this benchmark.

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Top contributors to performance

  Despite underperformance in aggregate, select insights provided ballast for the year. Market sentiment (“Sentiment”) insights evaluating informed investor Sentiment and management earnings calls outperformed as they properly captured rotating market themes.Within equities, an overweight position in growth contributed to performance given strong earnings momentum throughout the year.

  Fundamental quality measures designed to question the sustainability of company growth as well as insights looking at cash flow efficiency were successful. Additionally, insights created to analyze news controversies were additive.

  Macro thematic insights evaluating private market activity provided stability as they captured timely and forward-looking Sentiment.

Top detractors from performance

  Underperformance for the year was driven by fundamental measures. Traditional fundamental measures designed to identify companies at an attractive price struggled during the year. Elsewhere, stability-related measures with a preference for lower volatility stocks underperformed amid the risk-on market tone.

  Sentiment measures evaluating company linkages across various sectors as well as retail flow underperformed amid market rotations. Additionally, insights analyzing credit default swap (“CDS”) valuations and bond default risk struggled amid rates market volatility.

  From a sector perspective, overweight IT companies via semiconductors drove losses as market perspective around artificial intelligence (“AI”) fluctuated throughout the year. Insights designed to capture market enthusiasm around AI struggled to adapt to changing Sentiments.

Fund Performance

Growth of an Assumed $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Growth Portfolio ($29,522)
Russell 1000® Growth Index ($33,248)
Russell 1000® Index ($25,380)

	Global Atlantic BlackRock Disciplined Growth Portfolio ($29,522)	Russell 1000® Growth Index ($33,248)	Russell 1000® Index ($25,380)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,320	$10,388	$10,407
12/31/18	$10,013	$10,231	$9,909
12/31/19	$13,355	$13,954	$13,023
12/31/20	$17,987	$19,326	$15,753
12/31/21	$22,895	$24,659	$19,920
12/31/22	$16,049	$17,474	$16,110
12/31/23	$22,583	$24,932	$20,384
12/31/24	$29,522	$33,248	$25,380
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	30.73%	17.19%	16.31%
Russell 1000® Growth Index	33.36%	18.96%	18.26%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$99,925,647
Total advisory fees paid	$358,909
Total number of portfolio holdings	128
Period portfolio turnover rate	146%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	45.1%
Common Stocks - Communications	21.7%
Common Stocks - Consumer, Non-cyclical	9.7%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Financial	6.9%
Common Stocks - Other	4.9%
Short-Term Investments	1.7%
Other Assets Less Liabilities - Net	0.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined International Core Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$81	0.79%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock Disciplined International Core Portfolio outperformed its reference benchmark, the MSCI ACWI ex USA Index.  The Portfolio posted a return of 6.11% compared to a benchmark return of 5.53%, a difference of 58 basis points.  The following discussion of relative performance pertains to this benchmark.

4259350

Top contributors to performance

  Market sentiment (“Sentiment”) insights consistently contributed throughout the year. Insights that evaluate management call text as well as price momentum were top contributors as these helped correctly motivate an overweight to consumer discretionary via specialty retail and household durables.

  Macro insights compounded outperformance which aligned with themes captured by Sentiment measures. Consumer intent related measures ended in the positive territory, motivating an overweight to retail in consumer discretionary.

  Within fundamental insights, measures with a focus on quality were additive as insights evaluating company net operating assets were able to capture evolving market themes. Additionally, insights analyzing research and development (“R&D”) intensity were among the top performers for the year.

Top detractors from performance

  Despite outperformance in aggregate for the year, select fundamental measures struggled. Environmental, societal and governance (“ESG”) insights, particularly environmental transitions, were among the top detractors in this space post-election as Trump’s energy policies are likely to negatively impact this space.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures struggled. Insights analyzing broker Sentiment as well as the impact of various events on stock struggled amid market fluctuations throughout the period.

Fund Performance

Growth of an Assumed $10,000 Investment

$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined International Core Portfolio ($13,032)
MSCI ACWI ex USA Index ($13,080)

	Global Atlantic BlackRock Disciplined International Core Portfolio ($13,032)	MSCI ACWI ex USA Index ($13,080)
11/01/17	$10,000	$10,000
12/31/17	$10,200	$10,260
12/31/18	$8,691	$8,803
12/31/19	$10,473	$10,697
12/31/20	$11,564	$11,837
12/31/21	$12,567	$12,763
12/31/22	$10,653	$10,720
12/31/23	$12,281	$12,394
12/31/24	$13,032	$13,080
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	6.11%	4.47%	3.77%
MSCI ACWI ex USA Index	5.53%	4.10%	3.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$127,685,465
Total advisory fees paid	$703,937
Total number of portfolio holdings	597
Period portfolio turnover rate	52%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.1%
Japan	14.5%
China	8.5%
Canada	8.1%
United Kingdom	7.2%
Germany	5.9%
France	5.3%
Australia	4.2%
Other Country	25.8%
Other Assets Less Liabilities - Net	1.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined International Core Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$107	1.04%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock Disciplined International Core Portfolio outperformed its reference benchmark, the MSCI ACWI ex USA Index.  The Portfolio posted a return of 5.86% compared to a benchmark return of 5.53%, a difference of 33 basis points.  The following discussion of relative performance pertains to this benchmark.

4259354

Top contributors to performance

  Market sentiment (“Sentiment”) insights consistently contributed throughout the year. Insights that evaluate management call text as well as price momentum were top contributors as these helped correctly motivate an overweight to consumer discretionary via specialty retail and household durables.

  Macro insights compounded outperformance which aligned with themes captured by Sentiment measures. Consumer intent related measures ended in the positive territory, motivating an overweight to retail in consumer discretionary.

  Within fundamental insights, measures with a focus on quality were additive as insights evaluating company net operating assets were able to capture evolving market themes. Additionally, insights analyzing research and development (“R&D”) intensity were among the top performers for the year.

Top detractors from performance

  Despite outperformance in aggregate for the year, select fundamental measures struggled. Environmental, societal and governance (“ESG”) insights, particularly environmental transitions, were among the top detractors in this space post-election as Trump’s energy policies are likely to negatively impact this space.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures struggled. Insights analyzing broker Sentiment as well as the impact of various events on stock struggled amid market fluctuations throughout the period.

Fund Performance

Growth of an Assumed $10,000 Investment

$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined International Core Portfolio ($12,800)
MSCI ACWI ex USA Index ($13,080)

	Global Atlantic BlackRock Disciplined International Core Portfolio ($12,800)	MSCI ACWI ex USA Index ($13,080)
11/01/17	$10,000	$10,000
12/31/17	$10,190	$10,260
12/31/18	$8,666	$8,803
12/31/19	$10,418	$10,697
12/31/20	$11,465	$11,837
12/31/21	$12,436	$12,763
12/31/22	$10,516	$10,720
12/31/23	$12,092	$12,394
12/31/24	$12,800	$13,080
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	5.86%	4.20%	3.51%
MSCI ACWI ex USA Index	5.53%	4.10%	3.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$127,685,465
Total advisory fees paid	$703,937
Total number of portfolio holdings	597
Period portfolio turnover rate	52%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.1%
Japan	14.5%
China	8.5%
Canada	8.1%
United Kingdom	7.2%
Germany	5.9%
France	5.3%
Australia	4.2%
Other Country	25.8%
Other Assets Less Liabilities - Net	1.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$73	0.66%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio underperformed its reference benchmark, the Russell Midcap® Growth Index.  The Portfolio posted a return of 21.55% compared to a benchmark return of 22.10%, a difference of -55 basis points.  The following discussion of relative performance pertains to this benchmark.

4259358

Top contributors to performance

  Market sentiment (“Sentiment”) measures consistently drove outperformance throughout the year. Insights that evaluate trends across conference call text and smart money positioning were top contributors as these helped correctly position the portfolio around the prevalent artificial intelligence (“AI”) and glucagon-like peptide-1 weight loss drug (“GLP-1”) themes in the first half of the year.

  Macro insights slightly outperformed, finishing in the positive territory. Insights designed to capture AI enthusiasm as well as popularity of GLP-1 were among the top performers. This was expressed through overweight positions to IT companies and health care.

  Despite underperformance from fundamental insights in aggregate, select fundamental measures provided ballast. Measures with a growth tilt were additive, with insights evaluating predicted sales growth capturing dominant market themes.

Top detractors from performance

  Fundamental measures underperformed for the period and were particularly weak in the second half of the year when insights with a preference for lower volatility stock struggled amidst the risk-on market tone.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures underperformed across the year. Insights analyzing credit default swap (“CDS”) valuations struggled amidst rates market volatility.

Fund Performance

Growth of an Assumed $10,000 Investment

$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($23,103)
Russell Midcap® Growth Index ($23,151)
Russell 1000® Index ($25,380)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($23,103)	Russell Midcap® Growth Index ($23,151)	Russell 1000® Index ($25,380)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,350	$10,423	$10,407
12/31/18	$10,032	$9,928	$9,909
12/31/19	$13,311	$13,449	$13,023
12/31/20	$18,172	$18,235	$15,753
12/31/21	$20,768	$20,556	$19,920
12/31/22	$15,277	$15,063	$16,110
12/31/23	$19,007	$18,960	$20,384
12/31/24	$23,103	$23,151	$25,380
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	21.55%	11.66%	12.40%
Russell Midcap® Growth Index	22.10%	11.47%	12.43%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell Midcap® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$271,173,979
Total advisory fees paid	$1,421,246
Total number of portfolio holdings	289
Period portfolio turnover rate	130%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Consumer, Non-cyclical	19.1%
Common Stocks - Consumer, Cyclical	14.9%
Common Stocks - Industrial	11.9%
Common Stocks - Financial	10.5%
Common Stocks - Other	13.2%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$101	0.91%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio underperformed its reference benchmark, the Russell Midcap® Growth Index.  The Portfolio posted a return of 21.23% compared to a benchmark return of 22.10%, a difference of -87 basis points.  The following discussion of relative performance pertains to this benchmark.

4259365

Top contributors to performance

  Market sentiment (“Sentiment”) measures consistently drove outperformance throughout the year. Insights that evaluate trends across conference call text and smart money positioning were top contributors as these helped correctly position the portfolio around the prevalent artificial intelligence (“AI”) and glucagon-like peptide-1 weight loss drug (“GLP-1”) themes in the first half of the year.

  Macro insights slightly outperformed, finishing in the positive territory. Insights designed to capture AI enthusiasm as well as popularity of GLP-1 were among the top performers. This was expressed through overweight positions to IT companies and health care.

  Despite underperformance from fundamental insights in aggregate, select fundamental measures provided ballast. Measures with a growth tilt were additive, with insights evaluating predicted sales growth capturing dominant market themes.

Top detractors from performance

  Fundamental measures underperformed for the period and were particularly weak in the second half of the year when insights with a preference for lower volatility stock struggled amidst the risk-on market tone.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures underperformed across the year. Insights analyzing credit default swap (“CDS”) valuations struggled amidst rates market volatility.

Fund Performance

Growth of an Assumed $10,000 Investment

$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($22,695)
Russell Midcap® Growth Index ($23,151)
Russell 1000® Index ($25,380)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($22,695)	Russell Midcap® Growth Index ($23,151)	Russell 1000® Index ($25,380)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,350	$10,423	$10,407
12/31/18	$10,003	$9,928	$9,909
12/31/19	$13,253	$13,449	$13,023
12/31/20	$18,041	$18,235	$15,753
12/31/21	$20,559	$20,556	$19,920
12/31/22	$15,095	$15,063	$16,110
12/31/23	$18,720	$18,960	$20,384
12/31/24	$22,695	$23,151	$25,380
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	21.23%	11.36%	12.12%
Russell Midcap® Growth Index	22.10%	11.47%	12.43%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell Midcap® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$271,173,979
Total advisory fees paid	$1,421,246
Total number of portfolio holdings	289
Period portfolio turnover rate	130%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Consumer, Non-cyclical	19.1%
Common Stocks - Consumer, Cyclical	14.9%
Common Stocks - Industrial	11.9%
Common Stocks - Financial	10.5%
Common Stocks - Other	13.2%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Value Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$62	0.57%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock Disciplined Value Portfolio outperformed its reference benchmark, the Russell 1000® Value Index.  The Portfolio posted a return of 15.96% compared to a benchmark return of 14.37%, a difference of 159 basis points.  The following discussion of relative performance pertains to this benchmark.

4259370

Top contributors to performance

  Market sentiment (“Sentiment”) measures consistently drove outperformance throughout the year as they were able to correctly identify emerging market themes. Insights that evaluate trends across conference call text and smart money positioning were top contributors as these helped correctly position the portfolio around the prevalent artificial intelligence (“AI”) and glucagon-like peptide-1 weight loss drug (“GLP-1”) themes in the first half of the year.

  Macro insights slightly outperformed, finishing in the positive territory. Insights designed to capture AI enthusiasm as well as popularity of GLP-1 were among the top performers. This was expressed through overweight positions to IT companies and health care.

  Within fundamental insights, measures with a growth tilt were additive with insights evaluating predicted sales growth and founder-led companies capturing dominant market themes.

Top detractors from performance

  Despite outperformance in aggregate for the year, fundamental measures struggled in the second half of the year. when insights with a preference for lower volatility stock struggled amid the risk-on Sentiment.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures underperformed across the year. Insights analyzing credit default swap (“CDS”) valuations struggled amidst rates market volatility.

Fund Performance

Growth of an Assumed $10,000 Investment

$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Value Portfolio ($19,211)
Russell 1000® Value Index ($18,352)
Russell 1000® Index ($25,380)

	Global Atlantic BlackRock Disciplined Value Portfolio ($19,211)	Russell 1000® Value Index ($18,352)	Russell 1000® Index ($25,380)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,440	$10,425	$10,407
12/31/18	$9,608	$9,563	$9,909
12/31/19	$12,037	$12,102	$13,023
12/31/20	$12,536	$12,440	$15,753
12/31/21	$15,867	$15,570	$19,920
12/31/22	$14,539	$14,396	$16,110
12/31/23	$16,567	$16,046	$20,384
12/31/24	$19,211	$18,352	$25,380
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	15.96%	9.80%	9.54%
Russell 1000® Value Index	14.37%	8.68%	8.84%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Value Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$226,465,495
Total advisory fees paid	$1,047,716
Total number of portfolio holdings	303
Period portfolio turnover rate	112%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	25.9%
Common Stocks - Consumer, Non-cyclical	19.9%
Common Stocks - Industrial	15.0%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Technology	8.1%
Common Stocks - Other	19.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Value Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$88	0.82%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock Disciplined Value Portfolio outperformed its reference benchmark, the Russell 1000® Value Index.  The Portfolio posted a return of 15.54% compared to a benchmark return of 14.37%, a difference of 117 basis points.  The following discussion of relative performance pertains to this benchmark.

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Top contributors to performance

  Market sentiment (“Sentiment”) measures consistently drove outperformance throughout the year as they were able to correctly identify emerging market themes. Insights that evaluate trends across conference call text and smart money positioning were top contributors as these helped correctly position the portfolio around the prevalent artificial intelligence (“AI”) and glucagon-like peptide-1 weight loss drug (“GLP-1”) themes in the first half of the year.

  Macro insights slightly outperformed, finishing in the positive territory. Insights designed to capture AI enthusiasm as well as popularity of GLP-1 were among the top performers. This was expressed through overweight positions to IT companies and health care.

  Within fundamental insights, measures with a growth tilt were additive with insights evaluating predicted sales growth and founder-led companies capturing dominant market themes.

Top detractors from performance

  Despite outperformance in aggregate for the year, fundamental measures struggled in the second half of the year. when insights with a preference for lower volatility stock struggled amid the risk-on Sentiment.

  Elsewhere, while trending Sentiment measures contributed in aggregate, select Sentiment measures underperformed across the year. Insights analyzing credit default swap (“CDS”) valuations struggled amidst rates market volatility.

Fund Performance

Growth of an Assumed $10,000 Investment

$30,000
$20,000
$10,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock Disciplined Value Portfolio ($18,885)
Russell 1000® Value Index ($18,352)
Russell 1000® Index ($25,380)

	Global Atlantic BlackRock Disciplined Value Portfolio ($18,885)	Russell 1000® Value Index ($18,352)	Russell 1000® Index ($25,380)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,450	$10,425	$10,407
12/31/18	$9,597	$9,563	$9,909
12/31/19	$11,989	$12,102	$13,023
12/31/20	$12,461	$12,440	$15,753
12/31/21	$15,730	$15,570	$19,920
12/31/22	$14,375	$14,396	$16,110
12/31/23	$16,345	$16,046	$20,384
12/31/24	$18,885	$18,352	$25,380
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	15.54%	9.51%	9.28%
Russell 1000® Value Index	14.37%	8.68%	8.84%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Value Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$226,465,495
Total advisory fees paid	$1,047,716
Total number of portfolio holdings	303
Period portfolio turnover rate	112%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	25.9%
Common Stocks - Consumer, Non-cyclical	19.9%
Common Stocks - Industrial	15.0%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Technology	8.1%
Common Stocks - Other	19.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock High Yield Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$66	0.63%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic BlackRock High Yield Portfolio modestly outperformed its reference benchmark, the ICE BofA BB-B US High Yield Constrained Index.  The Portfolio posted a return of 8.36% compared to a benchmark return of 6.84%, a difference of 152 basis points.  The following discussion of relative performance pertains to this benchmark.

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Top contributors to performance

  Security selection in financial services, specifically within the consumer, commercial, and lease financing subsectors, contributed to performance during 2024.

  Security selection in the energy sector, particularly in exploration and production, also contributed to returns.

  Security selection in the basic industry sector, specifically within metals and mining, excluding steel, also helped performance.

Top detractors from performance

  An underweight position within the healthcare sector, particularly the health facilities subsector, detracted from performance.

  Security selection in leisure, particularly the gaming subsector, detracted from returns.

  An underweight position in the capital goods sector, specifically packaging, detracted from performance as well.

Fund Performance

Growth of an Assumed $10,000 Investment

$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock High Yield Portfolio ($13,219)
ICE BofA BB-B US High Yield Constrained Index ($13,466)
Bloomberg US Universal Bond Index ($10,964)

	Global Atlantic BlackRock High Yield Portfolio ($13,219)	ICE BofA BB-B US High Yield Constrained Index ($13,466)	Bloomberg US Universal Bond Index ($10,964)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$9,920	$9,988	$10,029
12/31/18	$9,491	$9,784	$10,003
12/31/19	$10,921	$11,262	$10,933
12/31/20	$11,553	$11,969	$11,761
12/31/21	$12,015	$12,519	$11,631
12/31/22	$10,857	$11,195	$10,120
12/31/23	$12,200	$12,603	$10,745
12/31/24	$13,219	$13,466	$10,964
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	8.36%	3.89%	3.97%
ICE BofA BB-B US High Yield Constrained Index	6.84%	3.64%	4.24%
Bloomberg US Universal Bond Index	2.04%	0.06%	1.29%

Effective as of May 1, 2024, the Bloomberg US Universal Bond Index replaced the ICE BofA BB-B US High Yield Constrained Index as the Portfolio’s broad-based securities market index. The Bloomberg U.S. Universal Bond Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$46,849,164
Total advisory fees paid	$241,777
Total number of portfolio holdings	273
Period portfolio turnover rate	73%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.6%
Corporate Bonds and Notes - Energy	22.4%
Corporate Bonds and Notes - Communications	15.9%
Corporate Bonds and Notes - Consumer, Cyclical	14.9%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.2%
Corporate Bonds and Notes - Other	14.3%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock High Yield Portfolio

Class II

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.88%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During 2024, the Class II shares of Global Atlantic BlackRock High Yield Portfolio modestly outperformed its reference benchmark, the ICE BofA BB-B US High Yield Constrained Index.  The Portfolio posted a return of 8.05% compared to a benchmark return of 6.84%, a difference of 121 basis points.  The following discussion of relative performance pertains to this benchmark.

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Top contributors to performance

  Security selection in financial services, specifically within the consumer, commercial, and lease financing subsectors, contributed to performance during 2024.

  Security selection in the energy sector, particularly in exploration and production, also contributed to returns.

  Security selection in the basic industry sector, specifically within metals and mining, excluding steel, also helped performance.

Top detractors from performance

  An underweight position within the healthcare sector, particularly the health facilities subsector, detracted from performance.

  Security selection in leisure, particularly the gaming subsector, detracted from returns.

  An underweight position in the capital goods sector, specifically packaging, detracted from performance as well.

Fund Performance

Growth of an Assumed $10,000 Investment

$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic BlackRock High Yield Portfolio ($12,989)
ICE BofA BB-B US High Yield Constrained Index ($13,466)
Bloomberg US Universal Bond Index ($10,964)

	Global Atlantic BlackRock High Yield Portfolio ($12,989)	ICE BofA BB-B US High Yield Constrained Index ($13,466)	Bloomberg US Universal Bond Index ($10,964)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$9,920	$9,988	$10,029
12/31/18	$9,468	$9,784	$10,003
12/31/19	$10,859	$11,262	$10,933
12/31/20	$11,464	$11,969	$11,761
12/31/21	$11,893	$12,519	$11,631
12/31/22	$10,723	$11,195	$10,120
12/31/23	$12,021	$12,603	$10,745
12/31/24	$12,989	$13,466	$10,964
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	8.05%	3.65%	3.72%
ICE BofA BB-B US High Yield Constrained Index	6.84%	3.64%	4.24%
Bloomberg US Universal Bond Index	2.04%	0.06%	1.29%

Effective as of May 1, 2024, the Bloomberg US Universal Bond Index replaced the ICE BofA BB-B US High Yield Constrained Index as the Portfolio’s broad-based securities market index. The Bloomberg U.S. Universal Bond Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$46,849,164
Total advisory fees paid	$241,777
Total number of portfolio holdings	273
Period portfolio turnover rate	73%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.6%
Corporate Bonds and Notes - Energy	22.4%
Corporate Bonds and Notes - Communications	15.9%
Corporate Bonds and Notes - Consumer, Cyclical	14.9%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.2%
Corporate Bonds and Notes - Other	14.3%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I

Annual Shareholder Report  |  December 31, 2024

This annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$51	0.51%

Management’s Discussion of Fund Performance

The Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

How did the Portfolio perform during the period?

During 2024, the Class I shares of Global Atlantic Goldman Sachs Core Fixed Income Portfolio modestly underperformed its reference benchmark, the Bloomberg US Aggregate Bond Index.  The Portfolio posted a return of 1.16% compared to a benchmark return of 1.25%, a difference of -9 basis points.  The following discussion of relative performance pertains to this benchmark.

4259387

Top contributors to performance

  Within the Portfolio’s duration strategy, the month-end treasury auction strategy contributed to performance.

  The cross-sector strategy, a sector overweight to commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”), an overweight position to corporate credit, and exposure to non-agency mortgage-backed securities (“MBS”) increased returns during the year.

  The corporate strategy contributed to performance due to a preference for the intermediate and short segments of the credit curve and a down in quality bias.

Top detractors from performance

  Within the cross-sector strategy, the credit hedge, where the Portfolio pairs an overweight in corporate credit with an overweight in U.S. rates to protect against a growth shock, slightly offset outperformance.

  The government and swaps strategy detracted from returns due to a preference for futures vs. cash treasuries as an element of duration management.

  Within the duration strategy, discretionary interest rate trades detracted from performance.

Fund Performance

Growth of an Assumed $10,000 Investment

$15,000
$10,000
$5,000
$0
11/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Global Atlantic Goldman Sachs Core Fixed Income Portfolio ($10,748)
Bloomberg US Aggregate Bond Index ($10,733)

	Global Atlantic Goldman Sachs Core Fixed Income Portfolio ($10,748)	Bloomberg US Aggregate Bond Index ($10,733)
11/01/17	$10,000	$10,000
12/31/17	$9,980	$10,034
12/31/18	$9,925	$10,035
12/31/19	$10,867	$10,909
12/31/20	$11,898	$11,728
12/31/21	$11,663	$11,548
12/31/22	$10,048	$10,045
12/31/23	$10,625	$10,601
12/31/24	$10,748	$10,733
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	1.16%	-0.22%	1.01%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	0.99%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$59,806,934
Total advisory fees paid	$199,068
Total number of portfolio holdings	442
Period portfolio turnover rate	66%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	38.9%
Agency Mortgage Backed Securities	28.9%
Asset Backed and Commercial Backed Securities	21.2%
U.S. Treasury Securities and Agency Bonds	6.9%
Other Investments	5.5%
Sovereign Debts	1.0%
Other Assets Less Liabilities - Net	(2.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on the registrant’s website.

(f)	A copy of the Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” as defined by Item 3 of Form N-CSR serving on its audit committee. Joseph E. Breslin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

2023	2024
$291,000	$310,000

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are:

2023	2024
$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are:

2023	2024
$64,000	$64,000

Preparation of Federal & State income tax returns, assistance with calculation of required income and capital gain distributions.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are:

2023	2024
$0	$0

Audit Committee’s Pre-Approval Policies

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed by engagement basis by the Audit Committee.

Percentages of Services Approved by the Audit Committee

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

All services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were $64,000 for the fiscal year 2023 and $64,000 for the fiscal year 2024.

(h)	The audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and
Other Information

December 31, 2024

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

*  As of December 31, 2023, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Table of Contents

Page
•	Global Atlantic Portfolio of Investments
	Global Atlantic BlackRock Allocation Portfolio	2
	Global Atlantic BlackRock Disciplined Core Portfolio	3 – 7
	Global Atlantic BlackRock Disciplined Growth Portfolio	8 – 10
	Global Atlantic BlackRock Disciplined International Core Portfolio	11 – 18
	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	19 – 23
	Global Atlantic BlackRock Disciplined Value Portfolio	24 – 28
	Global Atlantic BlackRock High Yield Portfolio	29 – 34
	Global Atlantic Goldman Sachs Core Fixed Income Portfolio	35 – 45
•	Financial Statements:
	Statements of Assets and Liabilities	46 – 47
	Statements of Operations	48 – 49
	Statements of Changes in Net Assets	50 – 53
	Financial Highlights	54 – 68
•	Notes to Financial Statements	69 – 90
•	Report of Independent Registered Accounting Firm	91
•	Supplemental Information	92 – 93
•	Proxy Voting Policy	Back Cover
•	Portfolio Holdings	Back Cover

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 99.0%
DEBT FUNDS - 35.2%
iShares 20+ Year Treasury Bond ETF	14,469	$1,263,578
iShares Core Total USD Bond Market ETF (a)	317,744	14,362,029
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,411	570,835
iShares MBS ETF	34,986	3,207,516
TOTAL DEBT FUNDS		19,403,958
EQUITY FUNDS - 63.8%
iShares Core MSCI Emerging Markets ETF	16,131	842,361
iShares Core S&P 500 ETF	15,154	8,920,857
iShares MSCI EAFE Growth ETF	32,569	3,153,656
iShares MSCI EAFE Value ETF	60,296	3,163,731
iShares MSCI Emerging Markets ex China ETF	26,542	1,471,754
iShares MSCI USA Momentum Factor ETF	11,609	2,402,134
iShares MSCI USA Quality Factor ETF	34,161	6,083,391
iShares S&P 500 Growth ETF	45,731	4,643,068
iShares S&P 500 Value ETF	12,835	2,449,945
iShares U.S. Infrastructure ETF	12,705	588,115
	Shares/ Principal	Fair Value
EQUITY FUNDS - 63.8% (Continued)
iShares U.S. Technology ETF	9,344	$1,490,555
TOTAL EQUITY FUNDS		35,209,567
TOTAL EXCHANGE TRADED FUNDS (Cost - $46,866,285)		54,613,525
SHORT-TERM INVESTMENTS - 1.1%
MONEY MARKET FUNDS - 1.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (b) (Cost - $588,995)	588,995	588,995
TOTAL SHORT-TERM INVESTMENTS (Cost - $588,995)		588,995
TOTAL INVESTMENTS - 100.1% (Cost - $47,455,280)		$55,202,520
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(71,854)
TOTAL NET ASSETS - 100.0%		$55,130,666

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 2.2%
General Dynamics Corp.	4,052	$1,067,661
General Electric Co.	9,829	1,639,379
HEICO Corp., Class A	571	106,252
Lockheed Martin Corp.	9,486	4,609,627
Northrop Grumman Corp.	9,194	4,314,652
RTX Corp.	20,519	2,374,459
		14,112,030
AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of Washington, Inc.	13,582	1,504,478
United Parcel Service, Inc., Class B	15,510	1,955,811
		3,460,289
AUTOMOBILE COMPONENTS - 0.1%
BorgWarner, Inc.	16,212	515,380
Lear Corp.	2,002	189,589
		704,969
AUTOMOBILES - 2.2%
General Motors Co.	10,866	578,832
NIO, Inc., ADR*	13,165	57,399
Tesla, Inc.*	33,078	13,358,219
XPeng, Inc., ADR*	16,702	197,418
		14,191,868
BANKS - 3.7%
Bank of America Corp.	166,466	7,316,180
Citigroup, Inc.	61,890	4,356,437
Citizens Financial Group, Inc.	11,338	496,151
JPMorgan Chase & Co.	31,749	7,610,553
PNC Financial Services Group, Inc. (The)	20,042	3,865,100
US Bancorp	2,259	108,048
		23,752,469
BEVERAGES - 0.1%
Coca-Cola Co. (The)	5,554	345,792
Constellation Brands, Inc., Class A	622	137,462
		483,254
BIOTECHNOLOGY - 1.8%
AbbVie, Inc.	17,016	3,023,743
Amgen, Inc.	7,864	2,049,673
Biogen, Inc.*	10,877	1,663,311
Gilead Sciences, Inc.	16,218	1,498,057
Natera, Inc.*	2,623	415,221
Neurocrine Biosciences, Inc.*	6,901	941,986
Regeneron Pharmaceuticals, Inc.*	1,809	1,288,605
Ultragenyx Pharmaceutical, Inc.*	1,115	46,908
United Therapeutics Corp.*	1,005	354,604
		11,282,108
	Shares/ Principal	Fair Value
BROADLINE RETAIl - 4.5%
Amazon.com, Inc.*	129,907	$28,500,297
Etsy, Inc.*	1,518	80,287
JD.com, Inc., ADR	3,034	105,189
		28,685,773
BUILDING PRODUCTS - 0.5%
Trane Technologies PLC	9,142	3,376,598
CAPITAL MARKETS - 3.6%
Blackstone, Inc.	4,884	842,099
Cboe Global Markets, Inc.	657	128,378
Charles Schwab Corp. (The)	23,869	1,766,545
CME Group, Inc.	15,214	3,533,147
Futu Holdings Ltd., ADR	786	62,872
Goldman Sachs Group, Inc. (The)	1,522	871,528
Interactive Brokers Group, Inc., Class A	4,623	816,745
Intercontinental Exchange, Inc.	28,318	4,219,665
Invesco Ltd.	119,469	2,088,318
Moody's Corp.	3,165	1,498,216
Morgan Stanley	31,419	3,949,997
MSCI, Inc.	1,560	936,015
S&P Global, Inc.	3,094	1,540,905
State Street Corp.	9,159	898,956
		23,153,386
CHEMICALS - 0.8%
DuPont de Nemours, Inc.	5,625	428,906
Ecolab, Inc.	5,152	1,207,217
Huntsman Corp.	30,903	557,181
LyondellBasell Industries NV, Class A	33,054	2,454,920
Mosaic Co. (The)	7,743	190,323
		4,838,547
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Cintas Corp.	26,402	4,823,645
Waste Management, Inc.	14,631	2,952,390
		7,776,035
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.*	6,801	751,715
Cisco Systems, Inc.	12,996	769,363
Juniper Networks, Inc.	4,194	157,065
Motorola Solutions, Inc.	9,263	4,281,637
		5,959,780
CONSTRUCTION & ENGINEERING - 0.5%
Comfort Systems USA, Inc.	2,575	1,091,955
EMCOR Group, Inc.	2,636	1,196,480
MasTec, Inc.*	7,955	1,082,994
		3,371,429

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
CONSUMER FINANCE - 0.3%
American Express Co.	6,288	$1,866,215
Qifu Technology, Inc., ADR	2,776	106,543
		1,972,758
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
Costco Wholesale Corp.	8,434	7,727,821
Kroger Co. (The)	3,922	239,830
Target Corp.	4,110	555,590
Walmart, Inc.	85,487	7,723,751
		16,246,992
CONTAINERS & PACKAGING - 0.8%
Crown Holdings, Inc.	11,952	988,311
Packaging Corp. of America	17,462	3,931,220
		4,919,531
DIVERSIFIED CONSUMER SERVICES - 0.1%
Bright Horizons Family Solutions, Inc.*	2,465	273,245
TAL Education Group, ADR*	7,553	75,681
		348,926
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Verizon Communications, Inc.	54,724	2,188,413
ELECTRIC UTILITIES - 1.2%
Exelon Corp.	57,119	2,149,959
IDACORP, Inc.	3,669	400,949
NextEra Energy, Inc.	19,777	1,417,813
OGE Energy Corp.	17,753	732,311
Pinnacle West Capital Corp.	32,531	2,757,653
		7,458,685
ELECTRICAL EQUIPMENT - 0.8%
AMETEK, Inc.	1,702	306,802
Eaton Corp. PLC	14,087	4,675,053
		4,981,855
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	41,476	2,880,508
Flex Ltd.*	3,100	119,009
TE Connectivity PLC	3,830	547,575
		3,547,092
ENERGY EQUIPMENT & SERVICES - 0.3%
Halliburton Co.	59,922	1,629,279
Schlumberger NV	9,849	377,611
		2,006,890
ENTERTAINMENT - 0.6%
Netflix, Inc.*	4,365	3,890,612
Sea Ltd., ADR*	586	62,174
		3,952,786
	Shares/ Principal	Fair Value
FINANCIAL SERVICES - 3.4%
Berkshire Hathaway, Inc., Class B*	9,556	$4,331,544
Mastercard, Inc., Class A	13,339	7,023,917
PayPal Holdings, Inc.*	5,376	458,841
Visa, Inc., Class A	32,019	10,119,285
		21,933,587
FOOD PRODUCTS - 0.1%
Bunge Global SA	763	59,331
Freshpet, Inc.*	626	92,717
Ingredion, Inc.	2,283	314,049
Tyson Foods, Inc., Class A	3,304	189,782
		655,879
GROUND TRANSPORTATION - 0.7%
CSX Corp.	18,092	583,829
Uber Technologies, Inc.*	49,052	2,958,817
Union Pacific Corp.	2,978	679,103
		4,221,749
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Abbott Laboratories	4,500	508,995
Becton Dickinson & Co.	7,746	1,757,335
Boston Scientific Corp.*	44,995	4,018,953
Intuitive Surgical, Inc.*	983	513,087
Medtronic PLC	52,002	4,153,920
Stryker Corp.	8,253	2,971,493
		13,923,783
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Cardinal Health, Inc.	10,477	1,239,115
Centene Corp.*	18,524	1,122,184
Cigna Corp. (The)	4,090	1,129,413
Elevance Health, Inc.	2,973	1,096,740
Encompass Health Corp.	2,557	236,139
HCA Healthcare, Inc.	6,527	1,959,079
Molina Healthcare, Inc.*	845	245,937
Tenet Healthcare Corp.*	2,658	335,519
UnitedHealth Group, Inc.	11,576	5,855,835
Universal Health Services, Inc., Class B	1,513	271,462
		13,491,423
HOTELS, RESTAURANTS & LEISURE - 1.5%
Booking Holdings, Inc.	817	4,059,199
Boyd Gaming Corp.	2	145
Carnival Corp.*	10,011	249,474
Chipotle Mexican Grill, Inc.*	4,065	245,120
DoorDash, Inc., Class A*	3,347	561,459
MakeMyTrip Ltd.*	547	61,417
McDonald's Corp.	6,229	1,805,725
Texas Roadhouse, Inc.	11,770	2,123,661
Wingstop, Inc.	1,873	532,307
		9,638,507

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 0.7%
DR Horton, Inc.	14,206	$1,986,283
Garmin Ltd.	1,590	327,953
NVR, Inc.*	83	678,849
PulteGroup, Inc.	5,500	598,950
Taylor Morrison Home Corp.*	5,231	320,190
Toll Brothers, Inc.	6,712	845,376
		4,757,601
HOUSEHOLD PRODUCTS - 1.5%
Clorox Co. (The)	4,157	675,138
Colgate-Palmolive Co.	40,326	3,666,037
Procter & Gamble Co. (The)	33,437	5,605,713
		9,946,888
INDUSTRIAL CONGLOMERATES - 0.3%
3M Co.	15,663	2,021,937
INDUSTRIAL REITS - 0.3%
First Industrial Realty Trust, Inc.	13,127	658,056
Prologis, Inc.	14,108	1,491,216
		2,149,272
INSURANCE - 2.4%
Allstate Corp. (The)	7,131	1,374,786
Brown & Brown, Inc.	18,193	1,856,050
Globe Life, Inc.	4,212	469,722
Hartford Financial Services Group, Inc. (The)	13,223	1,446,596
Marsh & McLennan Cos., Inc.	12,242	2,600,323
Progressive Corp. (The)	20,720	4,964,719
Reinsurance Group of America, Inc.	870	185,858
Travelers Cos., Inc. (The)	7,732	1,862,562
W R Berkley Corp.	11,089	648,928
		15,409,544
INTERACTIVE MEDIA & SERVICES - 7.2%
Alphabet, Inc., Class A	85,466	16,178,714
Alphabet, Inc., Class C	60,335	11,490,197
Baidu, Inc., ADR*	1,605	135,318
Meta Platforms, Inc., Class A	30,553	17,889,087
Pinterest, Inc., Class A*	10,923	316,767
		46,010,083
IT SERVICES - 0.7%
Accenture PLC, Class A	11,654	4,099,760
MongoDB, Inc.*	959	223,265
		4,323,025
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Agilent Technologies, Inc.	5,767	774,739
Danaher Corp.	2,320	532,556
IQVIA Holdings, Inc.*	829	162,907
Thermo Fisher Scientific, Inc.	8,679	4,515,076
		5,985,278
	Shares/ Principal	Fair Value
MACHINERY - 1.4%
Caterpillar, Inc.	9,418	$3,416,474
Dover Corp.	1,030	193,228
Flowserve Corp.	13,080	752,362
Illinois Tool Works, Inc.	1,228	311,372
Oshkosh Corp.	6,057	575,839
Parker-Hannifin Corp.	5,253	3,341,065
Westinghouse Air Brake Technologies Corp.	3,175	601,948
		9,192,288
MEDIA - 1.0%
Comcast Corp., Class A	105,137	3,945,791
Fox Corp., Class A	35,067	1,703,555
Fox Corp., Class B	1,673	76,523
New York Times Co. (The), Class A	7,895	410,935
		6,136,804
METALS & MINING - 0.6%
Freeport-McMoRan, Inc.	50,061	1,906,323
Newmont Corp.	5,647	210,181
Nucor Corp.	12,790	1,492,721
		3,609,225
MULTI-UTILITIES - 0.5%
CMS Energy Corp.	19,440	1,295,676
Consolidated Edison, Inc.	13,141	1,172,571
DTE Energy Co.	4,298	518,984
Public Service Enterprise Group, Inc.	1,133	95,727
		3,082,958
OIL, GAS & CONSUMABLE FUELS - 2.6%
Cheniere Energy, Inc.	2,242	481,739
Chevron Corp.	27,704	4,012,647
ConocoPhillips	9,172	909,587
Devon Energy Corp.	75,505	2,471,279
EOG Resources, Inc.	3,369	412,972
Exxon Mobil Corp.	26,183	2,816,502
Marathon Petroleum Corp.	12,259	1,710,130
Targa Resources Corp.	2,329	415,726
Valero Energy Corp.	11,212	1,374,479
Williams Cos., Inc. (The)	31,705	1,715,875
YPF SA, ADR*	1,588	67,506
		16,388,442
PAPER & FOREST PRODUCTS - 0.0%†
Louisiana-Pacific Corp.	670	69,378
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	12,292	743,666
PHARMACEUTICALS - 3.2%
Bristol-Myers Squibb Co.	15,373	869,497
Eli Lilly & Co.	12,530	9,673,160
Johnson & Johnson	10,490	1,517,064
Merck & Co., Inc.	30,450	3,029,166

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 3.2% (Continued)
Pfizer, Inc.	155,128	$4,115,546
Zoetis, Inc.	8,733	1,422,867
		20,627,300
PROFESSIONAL SERVICES - 0.1%
Booz Allen Hamilton Holding Corp.	1,763	226,898
Equifax, Inc.	1,835	467,650
Leidos Holdings, Inc.	462	66,556
		761,104
RESIDENTIAL REITS - 0.3%
AvalonBay Communities, Inc.	5,013	1,102,710
Camden Property Trust	2,211	256,564
Essex Property Trust, Inc.	2,592	739,861
		2,099,135
RETAIL REITS - 0.6%
Kite Realty Group Trust	11,043	278,725
Simon Property Group, Inc.	21,638	3,726,280
		4,005,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
Advanced Micro Devices, Inc.*	14,970	1,808,226
Applied Materials, Inc.	10,469	1,702,573
Broadcom, Inc.	54,679	12,676,779
Intel Corp.	54,340	1,089,517
KLA Corp.	2,316	1,459,358
Lam Research Corp.	42,637	3,079,671
Microchip Technology, Inc.	2,119	121,525
Micron Technology, Inc.	16,375	1,378,120
Monolithic Power Systems, Inc.	927	548,506
NVIDIA Corp.	333,726	44,816,065
QUALCOMM, Inc.	24,328	3,737,267
Texas Instruments, Inc.	12,000	2,250,120
		74,667,727
SOFTWARE - 10.5%
Adobe, Inc.*	10,058	4,472,591
Autodesk, Inc.*	1,185	350,250
Cadence Design Systems, Inc.*	669	201,008
Elastic NV*	704	69,752
Fortinet, Inc.*	15,124	1,428,916
Intuit, Inc.	1,654	1,039,539
Manhattan Associates, Inc.*	807	218,084
Microsoft Corp.	110,398	46,532,757
Oracle Corp.	13,782	2,296,632
Palantir Technologies, Inc., Class A*	12,925	977,518
Palo Alto Networks, Inc.*	9,180	1,670,393
Salesforce, Inc.	6,173	2,063,819
ServiceNow, Inc.*	3,367	3,569,424
Smartsheet, Inc., Class A*	4,815	269,784
Synopsys, Inc.*	3,438	1,668,668
	Shares/ Principal	Fair Value
SOFTWARE - 10.5% (Continued)
Tyler Technologies, Inc.*	112	$64,584
Workday, Inc., Class A*	310	79,989
		66,973,708
SPECIALTY RETAIL - 2.4%
Abercrombie & Fitch Co., Class A*	1,999	298,790
Bath & Body Works, Inc.	8,922	345,906
Best Buy Co., Inc.	3,805	326,469
Gap, Inc. (The)	5,457	128,949
Home Depot, Inc. (The)	19,814	7,707,448
Lowe's Cos., Inc.	7,722	1,905,790
O'Reilly Automotive, Inc.*	440	521,752
Ross Stores, Inc.	3,832	579,667
TJX Cos., Inc. (The)	27,252	3,292,314
		15,107,085
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2%
Apple, Inc.	207,731	52,019,997
NetApp, Inc.	5,025	583,302
		52,603,299
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.*	5,186	1,053,225
Lululemon Athletica, Inc.*	200	76,482
Ralph Lauren Corp.	1,766	407,910
Skechers USA, Inc., Class A*	2,350	158,014
		1,695,631
TOBACCO - 0.7%
Altria Group, Inc.	14,790	773,369
Philip Morris International, Inc.	30,422	3,661,288
		4,434,657
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Ferguson Enterprises, Inc.	7,755	1,346,035
TOTAL COMMON STOCKS (Cost - $406,641,681)		630,784,466
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (a) (Cost - $8,968,225)	8,968,225	8,968,225
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,968,225)		8,968,225
TOTAL INVESTMENTS - 99.9% (Cost - $415,609,906)		$639,752,691
OTHER ASSETS LESS LIABILITIES - NET 0.1%		828,380
TOTAL NET ASSETS - 100.0%		$640,581,071

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	33	3/21/2025	$9,793,987	$(316,875)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 0.6%
General Electric Co.	936	$156,116
Northrop Grumman Corp.	977	458,496
		614,612
AUTOMOBILES - 3.5%
Tesla, Inc.*	8,708	3,516,639
BIOTECHNOLOGY - 1.0%
AbbVie, Inc.	641	113,906
Amgen, Inc.	1,310	341,438
Natera, Inc.*	841	133,130
Neurocrine Biosciences, Inc.*	1,599	218,264
Regeneron Pharmaceuticals, Inc.*	225	160,274
		967,012
BROADLINE RETAIL - 5.2%
Amazon.com, Inc.*	22,290	4,890,203
Coupang, Inc.*	2,136	46,949
MercadoLibre, Inc.*	149	253,366
		5,190,518
BUILDING PRODUCTS - 0.5%
Trane Technologies PLC	1,383	510,811
CAPITAL MARKETS - 2.1%
Blackstone, Inc.	1,573	271,217
Interactive Brokers Group, Inc., Class A	53	9,363
Intercontinental Exchange, Inc.	2,807	418,271
Moody's Corp.	1,040	492,305
Morgan Stanley	2,889	363,205
S&P Global, Inc.	1,076	535,880
		2,090,241
CHEMICALS - 0.1%
Ecolab, Inc.	548	128,407
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Cintas Corp.	6,903	1,261,178
Waste Management, Inc.	1,743	351,720
		1,612,898
COMMUNICATIONS EQUIPMENT - 1.1%
Arista Networks, Inc.*	3,975	439,357
Motorola Solutions, Inc.	1,424	658,215
		1,097,572
CONSTRUCTION & ENGINEERING - 0.9%
Comfort Systems USA, Inc.	1,325	561,880
EMCOR Group, Inc.	269	122,099
MasTec, Inc.*	1,472	200,398
		884,377
	Shares/ Principal	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
Costco Wholesale Corp.	2,148	$1,968,148
Walmart, Inc.	7,060	637,871
		2,606,019
CONTAINERS & PACKAGING - 0.3%
Packaging Corp. of America	1,283	288,842
DIVERSIFIED CONSUMER SERVICES - 0.0%†
Duolingo, Inc.*	127	41,177
ELECTRICAL EQUIPMENT - 0.4%
Eaton Corp. PLC	1,114	369,703
Vertiv Holdings Co., Class A	390	44,308
		414,011
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
Amphenol Corp., Class A	13,873	963,480
Badger Meter, Inc.	797	169,059
Flex Ltd.*	2,725	104,613
		1,237,152
ENTERTAINMENT - 1.4%
Netflix, Inc.*	1,409	1,255,870
ROBLOX Corp., Class A*	1,463	84,649
Spotify Technology SA*	128	57,265
		1,397,784
FINANCIAL SERVICES - 4.3%
Mastercard, Inc., Class A	4,084	2,150,512
Visa, Inc., Class A	6,660	2,104,826
		4,255,338
GROUND TRANSPORTATION - 0.8%
Uber Technologies, Inc.*	13,794	832,054
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Boston Scientific Corp.*	4,373	390,596
Intuitive Surgical, Inc.*	467	243,755
Medtronic PLC	987	78,842
Stryker Corp.	1,256	452,223
		1,165,416
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Cardinal Health, Inc.	761	90,004
HCA Healthcare, Inc.	576	172,886
		262,890
HEALTH CARE TECHNOLOGY - 0.0%†
Veeva Systems, Inc., Class A*	150	31,538

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 2.8%
Booking Holdings, Inc.	250	$1,242,105
Cava Group, Inc.*	953	107,499
DoorDash, Inc., Class A*	5,087	853,344
Royal Caribbean Cruises Ltd.	283	65,285
Texas Roadhouse, Inc.	2,358	425,454
Wingstop, Inc.	440	125,048
		2,818,735
HOUSEHOLD DURABLES - 0.3%
DR Horton, Inc.	1,112	155,480
Taylor Morrison Home Corp.*	2,558	156,575
		312,055
HOUSEHOLD PRODUCTS - 0.7%
Colgate-Palmolive Co.	3,765	342,276
Procter & Gamble Co. (The)	2,436	408,396
		750,672
INSURANCE - 1.2%
Progressive Corp. (The)	5,181	1,241,419
INTERACTIVE MEDIA & SERVICES - 10.3%
Alphabet, Inc., Class A	9,454	1,789,642
Alphabet, Inc., Class C	16,166	3,078,653
Meta Platforms, Inc., Class A	8,343	4,884,910
Pinterest, Inc., Class A*	13,387	388,223
Snap, Inc., Class A*	10,311	111,050
		10,252,478
IT SERVICES - 1.0%
Accenture PLC, Class A	2,099	738,407
Gartner, Inc.*	121	58,621
GoDaddy, Inc., Class A*	445	87,830
MongoDB, Inc.*	328	76,362
Twilio, Inc., Class A*	204	22,048
		983,268
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Thermo Fisher Scientific, Inc.	831	432,311
MACHINERY - 0.4%
Parker-Hannifin Corp.	613	389,886
MEDIA - 0.1%
Comcast Corp., Class A	4,180	156,875
METALS & MINING - 0.1%
Freeport-McMoRan, Inc.	3,030	115,382
OIL, GAS & CONSUMABLE FUELS - 0.1%
Cheniere Energy, Inc.	558	119,897
Targa Resources Corp.	95	16,958
		136,855
	Shares/ Principal	Fair Value
PHARMACEUTICALS - 3.7%
Eli Lilly and Co.	3,528	$2,723,616
Merck & Co., Inc.	8,289	824,590
Pfizer, Inc.	787	20,879
Zoetis, Inc.	583	94,988
		3,664,073
RETAIL REITS - 0.3%
Simon Property Group, Inc.	1,515	260,898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.7%
Advanced Micro Devices, Inc.*	14,842	1,792,765
Applied Materials, Inc.	4,761	774,281
Broadcom, Inc.	19,978	4,631,700
KLA Corp.	630	396,976
Lam Research Corp.	9,291	671,089
Marvell Technology, Inc.	459	50,697
Monolithic Power Systems, Inc.	296	175,143
NVIDIA Corp.	52,733	7,081,515
Onto Innovation, Inc.*	426	71,001
QUALCOMM, Inc.	6,162	946,607
Rambus, Inc.*	626	33,090
Texas Instruments, Inc.	328	61,503
		16,686,367
SOFTWARE - 18.0%
Adobe, Inc.*	2,475	1,100,583
AppLovin Corp., Class A*	638	206,604
Atlassian Corp., Class A*	120	29,206
Autodesk, Inc.*	558	164,928
Cadence Design Systems, Inc.*	374	112,372
Commvault Systems, Inc.*	178	26,862
Crowdstrike Holdings, Inc., Class A*	218	74,591
Elastic NV*	532	52,711
Fair Isaac Corp.*	153	304,612
Fortinet, Inc.*	5,936	560,833
HubSpot, Inc.*	23	16,026
Intuit, Inc.	675	424,237
Manhattan Associates, Inc.*	701	189,438
Microsoft Corp.	22,507	9,486,700
Oracle Corp.	4,033	672,059
Palantir Technologies, Inc., Class A*	6,653	503,166
Palo Alto Networks, Inc.*	3,929	714,921
Salesforce, Inc.	2,286	764,278
ServiceNow, Inc.*	1,607	1,703,613
Synopsys, Inc.*	1,305	633,395
Tyler Technologies, Inc.*	29	16,723
Workday, Inc., Class A*	721	186,040
		17,943,898

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 2.3%
Abercrombie & Fitch Co., Class A*	187	$27,951
Home Depot, Inc. (The)	3,488	1,356,797
O'Reilly Automotive, Inc.*	16	18,973
TJX Cos., Inc. (The)	7,065	853,523
		2,257,244
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.2%
Apple, Inc.	31,098	7,787,561
Dell Technologies, Inc., Class C	1,490	171,708
Hewlett Packard Enterprise Co.	11,558	246,763
HP, Inc.	4,464	145,660
NetApp, Inc.	12,188	1,414,783
Seagate Technology Holdings PLC	977	84,325
Super Micro Computer, Inc.*	10,314	314,371
		10,165,171
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Deckers Outdoor Corp.*	938	190,498
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Ferguson Enterprises, Inc.	529	91,819
TOTAL COMMON STOCKS (Cost - $60,808,550)		97,995,212
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.7%
MONEY MARKET FUNDS - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (a) (Cost - $1,652,348)	1,652,348	$1,652,348
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,652,348)		1,652,348
TOTAL INVESTMENTS - 99.7% (Cost - $62,460,898)		$99,647,560
OTHER ASSETS LESS LIABILITIES - NET 0.3%		278,087
TOTAL NET ASSETS - 100.0%		$99,925,647

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	3/21/2025	$1,698,120	$(47,652)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 85.0%
AUSTRALIA - 4.2%
AGL Energy Ltd.	23,295	$162,837
Aristocrat Leisure Ltd.	10,863	459,778
BHP Group Ltd., ADR	44,914	1,099,826
BHP Group Ltd.	2,965	72,485
Brambles Ltd.	1,703	20,287
Cochlear Ltd.	924	165,839
Commonwealth Bank of Australia	6,790	644,267
Computershare Ltd.	705	14,819
Glencore PLC*	93,711	414,763
GPT Group (The)	10,140	27,436
Insurance Australia Group Ltd.	3,494	18,302
Macquarie Group Ltd.	3,049	418,428
National Australia Bank Ltd.	1,427	32,779
Northern Star Resources Ltd.	11,430	109,267
Pro Medicus Ltd.	127	19,667
Qantas Airways Ltd.*	16,734	92,937
QBE Insurance Group Ltd.	9,336	110,983
REA Group Ltd.	1,798	259,728
Rio Tinto Ltd.	1,594	115,924
Rio Tinto PLC	929	54,951
Santos Ltd.	20,163	83,393
Scentre Group	27,772	58,979
Sonic Healthcare Ltd.	2,953	49,384
South32 Ltd.	33,629	70,793
Telstra Group Ltd.	27,031	67,112
Transurban Group	30,370	251,780
Wesfarmers Ltd.	5,551	245,842
Westpac Banking Corp.	4,769	95,432
Worley Ltd.	13,482	114,359
		5,352,377
AUSTRIA - 0.3%
Erste Group Bank AG	4,768	294,557
OMV AG	2,153	83,247
		377,804
BELGIUM - 0.4%
Ageas SA/NV	1,721	83,580
Anheuser-Busch InBev SA/NV	1,288	64,352
Groupe Bruxelles Lambert NV	1,875	128,240
KBC Group NV	2,382	183,858
UCB SA	158	31,446
		491,476
BRAZIL - 1.1%
Ambev SA	53,702	102,052
B3 SA - Brasil Bolsa Balcao	70,717	118,132
Banco Bradesco SA	14,933	25,719
Banco do Brasil SA	2,712	10,610
Banco Santander Brasil SA	9,764	37,647
BB Seguridade Participacoes SA	10,028	58,728
	Shares/ Principal	Fair Value
BRAZIL - 1.1% (Continued)
CPFL Energia SA	9,598	$49,079
Embraer SA*	4,637	42,175
Energisa SA	5,368	31,698
Fleury SA	23,651	46,208
Lojas Renner SA	64,285	126,117
Petroleo Brasileiro SA	10,493	66,937
Porto Seguro SA	3,608	21,346
Telefonica Brasil SA	1,454	11,008
TOTVS SA	4,800	20,784
Ultrapar Participacoes SA	27,650	71,073
Vale SA	30,986	273,604
WEG SA	15,393	131,484
Wheaton Precious Metals Corp.	2,617	147,227
		1,391,628
CANADA - 8.1%
Agnico Eagle Mines Ltd.	2,226	174,062
Algonquin Power & Utilities Corp.	45,045	199,824
Barrick Gold Corp.	25,302	392,144
Brookfield Corp.	8,630	495,766
Canadian National Railway Co.	3,209	325,697
Canadian Natural Resources Ltd.	13,852	427,445
Canadian Tire Corp. Ltd., Class A	823	86,535
Canadian Utilities Ltd., Class A	3,855	93,413
CCL Industries, Inc., Class B	329	16,917
Cenovus Energy, Inc.	9,142	138,509
CGI, Inc.	6,470	707,552
Colliers International Group, Inc.	169	22,971
Constellation Software, Inc.	143	441,957
Emera, Inc.	1,967	73,486
Empire Co. Ltd., Class A	5,873	179,228
Enbridge, Inc.	6,087	258,217
Fairfax Financial Holdings Ltd.	110	152,969
Finning International, Inc.	2,983	79,003
FirstService Corp.	1,421	257,276
Franco-Nevada Corp.	546	64,129
George Weston Ltd.	1,464	227,550
Gildan Activewear, Inc.	1,300	61,149
Great-West Lifeco, Inc.	1,730	57,342
Hudbay Minerals, Inc.	3,716	30,127
IGM Financial, Inc.	2,061	65,791
Intact Financial Corp.	1,341	244,041
Keyera Corp.	8,238	251,803
Kinross Gold Corp.	7,973	74,009
Loblaw Cos., Ltd.	1,915	251,885
Magna International, Inc.	2,588	108,112
Manulife Financial Corp.	11,174	343,098
Nutrien Ltd.	718	32,111
Power Corp. of Canada	1,230	38,349
Royal Bank of Canada	7,608	916,853
Shopify, Inc., Class A*	4,830	513,796

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
CANADA - 8.1% (Continued)
Stantec, Inc.	3,958	$310,376
Sun Life Financial, Inc.	7,335	435,296
Suncor Energy, Inc.	14,974	534,221
TC Energy Corp.	509	23,709
Teck Resources Ltd., Class B	2,619	106,129
TELUS Corp.	1,293	17,522
TFI International, Inc.	831	112,233
Thomson Reuters Corp.	3,310	531,229
Toronto-Dominion Bank (The)	7,920	421,442
		10,295,273
CHINA - 8.5%
3SBio, Inc.*,(a)	58,000	45,397
Air China Ltd., Class H*	20,000	13,260
Akeso, Inc.*,(a)	1,000	7,814
Alibaba Group Holding Ltd.	86,500	917,565
Aluminum Corp. of China Ltd., Class H	54,000	31,213
ANTA Sports Products Ltd.	9,000	90,198
Autohome, Inc., ADR	681	17,672
Baidu, Inc., Class A*	14,438	153,711
Bank of China Ltd., Class H	196,000	100,171
Baoshan Iron & Steel Co. Ltd., Class A	16,900	16,207
BeiGene Ltd.*	1,600	22,492
Beijing Enterprises Holdings Ltd.	10,000	34,372
Bilibili, Inc., Class Z*	660	12,065
BOC Hong Kong Holdings Ltd.	48,000	154,172
BOE Technology Group Co. Ltd., Class A	677,200	407,289
BYD Co. Ltd., Class A	2,900	112,301
BYD Co. Ltd., Class H	8,000	274,564
China CITIC Bank Corp. Ltd., Class H	83,000	57,378
China Construction Bank Corp., Class H	482,000	402,083
China Life Insurance Co. Ltd., Class H	64,000	120,948
China Mengniu Dairy Co. Ltd.	10,000	22,606
China Merchants Bank Co. Ltd., Class H	41,500	213,699
China Overseas Land & Investment Ltd.	14,500	23,146
China Petroleum & Chemical Corp., Class H	44,000	25,206
China Resources Beer Holdings Co. Ltd.	4,000	13,002
China Resources Land Ltd.	18,000	52,253
China Tower Corp. Ltd., Class H (a)	112,000	16,148
CMOC Group Ltd., Class H	27,000	18,248
COSCO SHIPPING Holdings Co. Ltd., Class H	19,550	32,214
CSPC Pharmaceutical Group Ltd.	153,040	94,173
ENN Energy Holdings Ltd.	6,200	44,577
Geely Automobile Holdings Ltd.	73,000	139,272
GigaDevice Semiconductor, Inc., Class A*	300	4,389
Great Wall Motor Co. Ltd., Class H	55,000	96,718
Industrial & Commercial Bank of China Ltd., Class H	355,000	238,100
Innovent Biologics, Inc.*,(a)	7,000	32,982
JD.com, Inc., Class A	15,950	279,250
	Shares/ Principal	Fair Value
CHINA - 8.5% (Continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	10,800	$67,914
Kingdee International Software Group Co. Ltd.*	25,000	27,453
Kunlun Energy Co. Ltd.	22,000	23,790
Kweichow Moutai Co. Ltd., Class A	600	125,273
Lenovo Group Ltd.	76,000	98,621
Li Auto, Inc., Class A*	2,800	33,865
Meituan, Class B*,(a)	30,310	591,923
MMG Ltd.*	40,000	13,182
NetEase, Inc.	12,960	230,906
New Oriental Education & Technology Group, Inc.	3,200	20,165
PDD Holdings, Inc., ADR*	803	77,883
PetroChina Co. Ltd., Class H	228,000	179,337
Pharmaron Beijing Co. Ltd., Class H (a)	8,550	15,520
Ping An Insurance Group Co. of China Ltd., Class A	33,600	242,359
Ping An Insurance Group Co. of China Ltd., Class H	66,500	394,226
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	23,584
Prosus NV*	7,265	288,503
SF Holding Co. Ltd., Class A	7,800	43,065
Shandong Nanshan Aluminum Co. Ltd., Class A	133,600	71,566
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,400	188,649
Sunny Optical Technology Group Co. Ltd.	5,400	47,862
Tencent Holdings Ltd.	41,900	2,249,281
Trip.com Group Ltd.*	2,645	183,871
Weichai Power Co. Ltd., Class A	81,100	152,217
Will Semiconductor Co. Ltd., Class A	3,000	42,913
Wuliangye Yibin Co. Ltd., Class A	15,500	297,376
Xiaomi Corp., Class B*,(a)	88,400	392,613
Xtep International Holdings Ltd.	22,000	15,973
Yangzijiang Shipbuilding Holdings Ltd.	83,800	183,670
Yunnan Baiyao Group Co. Ltd.	1,900	15,605
Yutong Bus Co. Ltd.	6,000	21,684
Zai Lab Ltd.*	4,030	10,843
Zijin Mining Group Co. Ltd., Class H	80,000	145,624
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	15,200	15,056
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	11,153
ZTE Corp., Class A	1,100	6,088
		10,886,468
DENMARK - 1.6%
AP Moller - Maersk A/S, Class A	21	33,651
AP Moller - Maersk A/S, Class B	174	287,640
Genmab A/S*	552	114,400

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
DENMARK - 1.6% (Continued)
Novo Nordisk A/S, Class B	16,645	$1,442,708
Pandora A/S	36	6,584
Vestas Wind Systems A/S*	13,863	188,803
		2,073,786
FINLAND - 0.6%
Nokia Oyj	28,535	126,303
Nordea Bank Abp	36,905	401,259
Stora Enso Oyj, Class R	2,586	26,023
Wartsila OYJ Abp	9,111	161,423
		715,008
FRANCE - 5.3%
Air Liquide SA	2,031	330,018
Airbus SE	197	31,574
Amundi SA (a)	1,875	124,648
Arkema SA	351	26,732
AXA SA	12,907	458,694
BNP Paribas SA	12,703	778,977
Bouygues SA	2,302	68,031
Bureau Veritas SA	1,586	48,185
Capgemini SE	439	71,893
Carrefour SA	8,806	125,199
Credit Agricole SA	18,393	253,121
Danone SA	9,484	639,523
Dassault Aviation SA	523	106,797
Dassault Systemes SE	8,117	281,573
Eiffage SA	2,536	222,477
Engie SA	33,132	525,258
Hermes International SCA	8	19,235
Kering SA	675	166,528
Legrand SA	296	28,824
L'Oreal SA	139	49,204
LVMH Moet Hennessy Louis Vuitton SE	1,444	950,239
Publicis Groupe SA	3,222	343,647
Safran SA	1,896	416,418
Teleperformance SE	184	15,837
Thales SA	194	27,853
Valeo SE	8,662	83,524
Veolia Environnement SA	6,921	194,289
Vinci SA	3,674	379,454
		6,767,752
GERMANY - 5.8%
adidas AG	3,000	735,619
Allianz SE	2,537	777,348
Continental AG	231	15,505
Deutsche Bank AG	14,717	253,585
Deutsche Boerse AG	679	156,370
Deutsche Post AG	3,869	136,136
Deutsche Telekom AG	39,849	1,192,107
Evonik Industries AG	10,725	185,799
	Shares/ Principal	Fair Value
GERMANY - 5.8% (Continued)
Fresenius Medical Care AG	2,260	$103,345
Fresenius SE & Co. KGaA*	8,528	296,183
GEA Group AG	2,687	133,054
Hannover Rueck SE	342	85,490
Heidelberg Materials AG	271	33,478
Henkel AG & Co. KGaA	877	67,565
HUGO BOSS AG	1,704	79,014
Infineon Technologies AG	6,251	203,249
Merck KGaA	285	41,287
Rheinmetall AG	91	57,914
SAP SE	7,531	1,842,750
Scout24 SE (a)	472	41,593
Siemens AG	2,848	556,083
Siemens Energy AG*	3,910	203,979
Symrise AG	290	30,825
thyssenkrupp AG	10,973	44,553
Zalando SE*,(a)	2,883	96,695
		7,369,526
HONG KONG - 1.2%
AIA Group Ltd.	75,000	543,580
CK Asset Holdings Ltd.	27,500	112,932
CLP Holdings Ltd.	6,000	50,438
Hong Kong Exchanges & Clearing Ltd.	2,700	102,467
Jardine Matheson Holdings Ltd.	3,500	143,395
Link REIT	16,000	67,663
Prudential PLC	26,130	208,459
Sino Biopharmaceutical Ltd.	84,000	34,604
Sino Land Co. Ltd.	14,000	14,148
Sun Hung Kai Properties Ltd.	6,000	57,660
Techtronic Industries Co. Ltd.	4,500	59,378
WH Group Ltd. (a)	105,000	81,238
Wharf Real Estate Investment Co. Ltd.	23,000	58,803
		1,534,765
HUNGARY - 0.1%
OTP Bank Nyrt	3,407	186,018
INDONESIA - 0.6%
Astra International Tbk PT	189,700	57,753
Bank Central Asia TBK PT	656,000	394,334
Bank Mandiri Persero TBK PT	449,100	159,047
Bank Negara Indonesia Persero TBK PT	87,800	23,730
Bank Rakyat Indonesia Persero TBK PT	616,100	156,178
		791,042
IRELAND - 0.1%
Kerry Group PLC, Class A	559	53,977
Kingspan Group PLC	1,598	116,576
		170,553

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
ISRAEL - 0.6%
Bank Hapoalim BM	16,010	$193,421
Bank Leumi Le-Israel BM	4,473	53,217
Elbit Systems Ltd.	108	28,248
Israel Discount Bank Ltd., Class A	5,705	39,018
Mizrahi Tefahot Bank Ltd.	2,927	126,603
Nice Ltd.*	628	107,067
Teva Pharmaceutical Industries Ltd., ADR*	8,157	179,780
		727,354
ITALY - 1.9%
A2A SpA	59,795	132,813
Amplifon SpA	935	24,060
Assicurazioni Generali SpA	3,176	89,684
Banca Monte dei Paschi di Siena SpA	37,436	263,834
Enel SpA	85,181	607,379
Ferrari NV	313	133,664
Intesa Sanpaolo SpA	73,242	292,978
Mediobanca Banca di Credito Finanziario SpA	18,094	263,714
Moncler SpA	2,190	115,610
Poste Italiane SpA (a)	3,688	52,014
Prysmian SpA	303	19,346
Recordati Industria Chimica e Farmaceutica SpA	376	19,701
Saipem SpA*	29,542	76,752
UniCredit SpA	8,288	330,630
		2,422,179
JAPAN - 14.6%
Advantest Corp.	2,400	140,463
Amada Co. Ltd.	18,300	178,971
Asahi Group Holdings Ltd.	1,500	15,815
Asahi Kasei Corp.	25,100	174,483
Astellas Pharma, Inc.	30,200	294,871
Bandai Namco Holdings, Inc.	4,600	110,610
Bridgestone Corp.	800	27,183
Canon, Inc.	8,200	269,281
Central Japan Railway Co.	1,400	26,413
Chugai Pharmaceutical Co. Ltd.	500	22,267
Dai-ichi Life Holdings, Inc.	5,400	145,514
Daiichi Sankyo Co. Ltd.	9,600	265,839
Daikin Industries Ltd.	2,600	308,705
Daito Trust Construction Co. Ltd.	1,000	111,829
Daiwa House Industry Co. Ltd.	1,200	37,093
Daiwa Securities Group, Inc.	7,000	46,679
Denso Corp.	2,500	35,227
Disco Corp.	200	54,378
DMG Mori Co. Ltd.	8,800	142,392
FANUC Corp.	5,100	135,483
Fast Retailing Co. Ltd.	1,200	410,944
Fujitsu Ltd.	11,100	197,725
Hikari Tsushin, Inc.	200	43,879
	Shares/ Principal	Fair Value
JAPAN - 14.6% (Continued)
Hitachi Ltd.	31,300	$784,093
Honda Motor Co. Ltd.	13,100	127,949
Hoya Corp.	700	88,257
Hulic Co. Ltd.	8,900	77,583
J Front Retailing Co. Ltd.	3,100	41,965
Japan Post Bank Co. Ltd.	7,600	72,272
Japan Post Holdings Co. Ltd.	10,400	98,633
Japan Tobacco, Inc.	3,300	85,671
Kajima Corp.	5,700	104,490
Kao Corp.	5,900	239,814
KDDI Corp.	5,100	163,618
Keyence Corp.	700	287,866
Komatsu Ltd.	6,400	177,144
Kubota Corp.	8,900	104,143
Kyocera Corp.	16,200	162,402
Lixil Corp.	6,300	69,169
LY Corp.	14,500	38,695
Marubeni Corp.	5,800	88,295
Mitsubishi Chemical Group Corp.	28,600	145,530
Mitsubishi Corp.	13,800	228,654
Mitsubishi Electric Corp.	12,100	206,876
Mitsubishi Estate Co. Ltd.	3,800	53,206
Mitsubishi HC Capital, Inc.	6,300	41,770
Mitsubishi Heavy Industries Ltd.	10,400	147,106
Mitsubishi UFJ Financial Group, Inc.	65,300	767,013
Mitsui & Co. Ltd.	1,300	27,388
Mitsui Fudosan Co. Ltd.	17,400	140,608
Mizuho Financial Group, Inc.	16,000	394,299
MS&AD Insurance Group Holdings, Inc.	10,100	221,652
Murata Manufacturing Co. Ltd.	31,100	506,493
NEC Corp.	500	43,650
Nexon Co. Ltd.	1,300	19,658
Nidec Corp.	4,400	79,931
Nikon Corp.	3,800	39,642
NIPPON EXPRESS HOLDINGS, Inc.	7,200	109,631
Nitto Denko Corp.	5,000	85,263
Nomura Holdings, Inc.	85,800	508,434
Nomura Real Estate Holdings, Inc.	700	17,393
Nomura Research Institute Ltd.	2,700	80,041
Obayashi Corp.	7,400	98,551
Olympus Corp.	8,300	125,192
Ono Pharmaceutical Co. Ltd.	5,400	56,161
ORIX Corp.	5,900	127,941
Otsuka Corp.	800	18,371
Otsuka Holdings Co. Ltd.	600	32,833
Pan Pacific International Holdings Corp.	2,100	57,671
Panasonic Holdings Corp.	22,200	232,086
Rakuten Group, Inc.*	5,900	32,244
Recruit Holdings Co. Ltd.	12,000	850,980
Resona Holdings, Inc.	11,200	81,563
Sankyo Co. Ltd.	1,600	21,665

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
JAPAN - 14.6% (Continued)
Santen Pharmaceutical Co. Ltd.	9,300	$95,775
SBI Holdings, Inc.	1,000	25,337
Sekisui House Ltd.	9,000	216,582
Shimizu Corp.	2,600	20,721
Shin-Etsu Chemical Co. Ltd.	300	10,109
Skylark Holdings Co. Ltd.	8,700	135,626
SoftBank Corp.	144,000	182,245
SoftBank Group Corp.	4,600	268,841
Sompo Holdings, Inc.	6,000	157,254
Sony Group Corp.	39,400	844,608
Subaru Corp.	3,700	66,415
Sumitomo Chemical Co. Ltd.	106,300	236,057
Sumitomo Corp.	12,600	274,833
Sumitomo Mitsui Financial Group, Inc.	26,100	625,098
Sumitomo Mitsui Trust Holdings, Inc.	11,800	277,205
Suntory Beverage & Food Ltd.	1,100	35,087
Suzuki Motor Corp.	13,600	154,899
T&D Holdings, Inc.	2,900	53,614
Takeda Pharmaceutical Co. Ltd.	21,000	558,673
TDK Corp.	3,000	39,562
Terumo Corp.	10,100	196,782
Tokio Marine Holdings, Inc.	15,700	572,217
Tokyo Electron Ltd.	5,300	815,605
Toyota Industries Corp.	1,400	114,603
Toyota Motor Corp.	40,200	804,716
Toyota Tsusho Corp.	7,200	129,560
Unicharm Corp.	7,500	62,158
		18,581,781
LUXEMBOURG - 0.0%†
Reinet Investments SCA	690	16,351
MACAU - 0.0%†
Sands China Ltd.*	17,600	47,354
MALAYSIA - 1.0%
CIMB Group Holdings BHD	53,200	97,560
Hartalega Holdings BHD	31,600	27,915
Hong Leong Bank BHD	4,200	19,312
IHH Healthcare BHD	66,600	108,729
Inari Amertron BHD	79,500	54,405
Kuala Lumpur Kepong BHD	6,300	30,714
Malayan Banking BHD	108,000	247,326
Petronas Dagangan BHD	10,400	44,935
Press Metal Aluminium Holdings BHD	102,200	111,994
Public Bank BHD	211,900	216,094
QL Resources BHD	15,525	16,527
RHB Bank BHD	73,700	106,804
Telekom Malaysia BHD	38,800	57,703
Tenaga Nasional BHD	45,700	152,691
		1,292,709
	Shares/ Principal	Fair Value
MEXICO - 0.5%
Alfa SAB de CV, Class A	21,109	$15,259
Arca Continental SAB de CV	5,506	45,687
Cemex SAB de CV, Series CPO	57,726	32,510
Coca-Cola Femsa SAB de CV	6,091	47,494
Fomento Economico Mexicano SAB de CV	7,556	64,652
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	15,561
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	1,263	22,229
Grupo Bimbo SAB de CV, Series A	20,598	54,831
Grupo Financiero Banorte SAB de CV, Class O	16,871	109,018
Grupo Mexico SAB de CV, Series B	25,451	121,522
Wal-Mart de Mexico SAB de CV	21,599	57,008
		585,771
NETHERLANDS - 2.4%
Adyen NV*,(a)	55	81,841
Argenx SE*	183	113,698
ASML Holding NV	1,942	1,364,826
Euronext NV (a)	1,701	190,758
ING Groep NV	29,400	460,613
Koninklijke Ahold Delhaize NV	858	27,977
Koninklijke Philips NV*	14,489	366,082
NN Group NV	4,126	179,743
Wolters Kluwer NV	2,010	333,849
		3,119,387
NEW ZEALAND - 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	3,264	70,220
Xero Ltd.*	3,226	336,678
		406,898
NORWAY - 0.5%
Aker BP ASA	8,332	162,644
DNB Bank ASA	1,272	25,412
Equinor ASA	2,836	66,272
Kongsberg Gruppen ASA	1,423	160,376
Telenor ASA	14,831	165,712
		580,416
PHILIPPINES - 0.0%†
SM Investments Corp.	920	14,298
SM Prime Holdings, Inc.	21,800	9,478
		23,776
SINGAPORE - 1.3%
CapitaLand Integrated Commercial Trust	34,392	48,656
DBS Group Holdings Ltd.	11,930	382,334
Sea Ltd., ADR*	1,931	204,879
Singapore Telecommunications Ltd.	272,000	614,103
STMicroelectronics NV	11,937	300,057
United Overseas Bank Ltd.	6,700	178,428
		1,728,457

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
SOUTH AFRICA - 0.9%
Anglo American Platinum Ltd.	982	$29,608
Anglo American PLC	1,820	53,226
Aspen Pharmacare Holdings Ltd.	3,918	34,228
AVI Ltd.	10,105	58,756
Capitec Bank Holdings Ltd.	595	98,831
Clicks Group Ltd.	2,219	43,874
FirstRand Ltd.	37,438	150,704
Foschini Group Ltd. (The)	1,691	15,055
MTN Group Ltd.	10,247	49,953
Naspers Ltd., Class N	490	108,367
Nedbank Group Ltd.	2,444	36,486
Old Mutual Ltd.	29,187	19,350
Sanlam Ltd.	25,363	116,775
Standard Bank Group Ltd.	17,496	205,613
Vodacom Group Ltd.	2,599	13,960
Woolworths Holdings Ltd.	22,801	75,339
		1,110,125
SOUTH KOREA - 2.6%
Celltrion, Inc.	796	101,370
CJ Logistics Corp.	69	3,956
GS Holdings Corp.*	764	20,395
Hana Financial Group, Inc.	697	26,892
HL Mando Co. Ltd.*	497	13,723
Hugel, Inc.*	91	17,339
Hyundai Marine & Fire Insurance Co. Ltd.	680	11,409
Hyundai Mobis Co. Ltd.	743	119,362
Hyundai Motor Co.	285	41,042
Kakao Corp.	898	23,302
KakaoBank Corp.*	1,396	19,961
Kangwon Land, Inc.*	2,715	29,452
KB Financial Group, Inc.	1,643	92,521
Kia Corp.	1,428	97,680
Korea Electric Power Corp.*	1,255	17,092
Korea Gas Corp.*	1,497	35,286
Korean Air Lines Co. Ltd.*	1,051	16,135
Krafton, Inc.*	54	11,463
KT Corp.	2,015	60,019
KT&G Corp.	780	56,746
LG Chem Ltd.*	541	91,872
LG Electronics, Inc.	378	21,440
LG H&H Co. Ltd.*	67	13,881
LG Innotek Co. Ltd.*	177	19,478
NAVER Corp.*	1,453	196,313
NCSoft Corp.*	161	20,024
Netmarble Corp.*,(a)	287	10,079
Pan Ocean Co. Ltd.*	6,800	15,243
Samsung Biologics Co. Ltd.*,(a)	154	99,274
Samsung C&T Corp.*	646	50,376
Samsung Electro-Mechanics Co. Ltd.*	893	75,097
Samsung Electronics Co. Ltd.	29,863	1,079,178
	Shares/ Principal	Fair Value
SOUTH KOREA - 2.6% (Continued)
Samsung Fire & Marine Insurance Co. Ltd.	77	$18,751
Samsung Life Insurance Co. Ltd.	645	41,535
Samsung SDI Co. Ltd.*	165	27,740
Samsung SDS Co. Ltd.*	746	64,762
Samsung Securities Co. Ltd.	1,093	32,297
Shinhan Financial Group Co. Ltd.	2,179	70,529
SK Hynix, Inc.	3,696	436,596
SK Telecom Co. Ltd.	749	28,085
SK, Inc.	171	15,275
S-Oil Corp.	753	28,030
		3,271,000
SPAIN - 1.4%
Acciona SA	1,290	145,201
ACS Actividades de Construccion y Servicios SA	3,718	186,493
Banco Bilbao Vizcaya Argentaria SA	38,663	378,416
Banco de Sabadell SA	29,660	57,648
Banco Santander SA	179,877	831,570
Bankinter SA	7,501	59,342
Industria de Diseno Textil SA	3,778	194,198
		1,852,868
SWEDEN - 1.5%
AddTech AB, Class B	1,783	48,604
Alfa Laval AB	3,824	160,100
Assa Abloy AB, Class B	5,897	174,414
Atlas Copco AB, Class A	6,655	101,699
Electrolux AB, Class B*	6,137	51,043
Essity AB, Class B	3,446	92,222
Hexagon AB, Class B	4,510	43,103
Industrivarden AB, Class A	1,877	59,355
Investor AB, Class B	12,993	344,191
Skanska AB, Class B	1,315	27,694
Svenska Handelsbanken AB, Class A	21,193	219,041
Swedbank AB, Class A	12,004	237,163
Swedish Orphan Biovitrum AB*	3,400	97,668
Telefonaktiebolaget LM Ericsson,
Class B	25,783	209,732
Trelleborg AB, Class B	677	23,197
Volvo AB, Class B	437	10,623
		1,899,849
SWITZERLAND - 4.0%
ABB Ltd.	21,034	1,138,911
Belimo Holding AG	31	20,507
Chocoladefabriken Lindt & Spruengli AG	3	33,335
Cie Financiere Richemont SA, Class A	3,799	578,077
DSM-Firmenich AG	4,670	472,553
Flughafen Zurich AG	240	57,626
Givaudan SA	154	673,947
Kuehne + Nagel International AG	232	53,197

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
SWITZERLAND - 4.0% (Continued)
Logitech International SA	2,905	$240,542
Lonza Group AG	88	52,028
Novartis AG	17,082	1,671,916
SGS SA	1,149	115,223
Zurich Insurance Group AG	100	59,454
		5,167,316
THAILAND - 0.4%
B Grimm Power PCL	10,800	6,177
Bangkok Bank PCL, NVDR	21,900	96,990
Central Pattana PCL, NVDR	9,900	16,551
CP ALL PCL, NVDR	28,200	46,111
Delta Electronics Thailand PCL, NVDR	18,700	83,641
PTT Exploration & Production PCL, NVDR	27,700	96,680
PTT PCL, NVDR	117,700	109,605
TMBThanachart Bank PCL, NVDR	488,400	26,644
		482,399
UNITED KINGDOM - 7.2%
Anglogold Ashanti PLC	5,485	122,373
AstraZeneca PLC	6,782	889,129
Auto Trader Group PLC (a)	2,686	26,676
Aviva PLC	2,568	15,077
BAE Systems PLC	26,252	377,604
Barclays PLC	100,893	338,830
British American Tobacco PLC	18,787	677,631
British Land Co. PLC (The)	13,211	59,630
Bunzl PLC	2,083	85,984
CK Hutchison Holdings Ltd.	63,500	339,247
Compass Group PLC	9,065	302,217
Halma PLC	1,002	33,744
HSBC Holdings PLC	83,895	825,115
IG Group Holdings PLC	5,344	66,292
IMI PLC	3,274	74,667
Imperial Brands PLC	8,430	269,539
Informa PLC	34,963	349,601
Intertek Group PLC	6,792	402,178
J Sainsbury PLC	18,709	64,108
Johnson Matthey PLC	9,252	155,269
Just Eat Takeaway.com NV*,(a)	5,856	80,013
Legal & General Group PLC	15,393	44,301
Lloyds Banking Group PLC	48,418	33,218
Marks & Spencer Group PLC	10,423	49,017
National Grid PLC	3,990	47,472
NatWest Group PLC	20,226	101,856
Phoenix Group Holdings PLC	810	5,174
Reckitt Benckiser Group PLC	824	49,875
RELX PLC	12,770	580,391
Rolls-Royce Holdings PLC*	59,931	426,777
Sage Group PLC (The)	1,143	18,223
Smiths Group PLC	12,369	266,289
	Shares/ Principal	Fair Value
UNITED KINGDOM - 7.2% (Continued)
Standard Chartered PLC	12,625	$156,313
Taylor Wimpey PLC	26,811	40,999
Tesco PLC	149,307	688,692
Unilever PLC	8,507	483,438
Unilever PLC, ADR	6,813	388,063
Vodafone Group PLC	232,156	198,584
		9,133,606
UNITED STATES - 6.0%
BP PLC	154,235	759,134
CSL Ltd.	2,728	475,600
Experian PLC	9,828	424,031
GSK PLC	35,544	599,399
Holcim AG*	6,136	591,494
JBS SA	6,920	40,661
Nestle SA	6,120	505,672
Roche Holding AG (Common share)	269	80,322
Roche Holding AG (Common share, participation certificates)	4,884	1,376,951
Sanofi SA	5,375	521,739
Schneider Electric SE	3,361	838,408
Shell PLC	45,887	1,422,929
		7,636,340
ZAMBIA - 0.0%†
First Quantum Minerals Ltd.*	1,630	21,001
TOTAL COMMON STOCKS (Cost - $95,582,522)		108,510,413
EXCHANGE TRADED FUNDS - 6.1%
EQUITY FUNDS - 6.1%
iShares MSCI Saudi Arabia ETF	40,900	1,670,356
iShares MSCI Taiwan ETF	117,115	6,061,872
TOTAL EXCHANGE TRADED FUNDS (Cost - $6,235,578)		7,732,228
PREFERRED STOCKS - 0.5%
BRAZIL - 0.3%
Banco Bradesco SA	57,243	107,113
Braskem SA, Class A*	10,152	19,029
Energisa S/A	1	1
Gerdau SA	5,185	15,225
Isa Energia Brasil SA*	4,880	18,176
Itau Unibanco Holding SA	33,818	168,218
Petroleo Brasileiro SA	6,831	40,016
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	14,801
		382,579
COLOMBIA - 0.0%†
Bancolombia SA	1,950	15,607

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
GERMANY - 0.1%
Henkel AG & Co. KGaA	1,874	$164,363
SOUTH KOREA - 0.1%
Samsung Electronics Co. Ltd.	4,374	131,325
TOTAL PREFERRED STOCKS (Cost - $930,082)		693,874
WARRANTS - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0
SHORT-TERM INVESTMENTS - 7.0%
MONEY MARKET FUNDS - 7.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (b) (Cost - $8,915,548)	8,915,548	8,915,548
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,915,548)		8,915,548
TOTAL INVESTMENTS - 98.6% (Cost - $111,663,730)		$125,852,063
OTHER ASSETS LESS LIABILITIES - NET 1.4%		1,833,402
TOTAL NET ASSETS - 100.0%		$127,685,465

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2024, these securities amounted to $2,010,810 or 1.6% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
FTSE Taiwan Index Future	Goldman Sachs & Co.	16	1/21/2025	$1,224,960	$(15,369)
MSCI EAFE Future	Goldman Sachs & Co.	16	3/21/2025	1,814,000	(50,893)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	15	3/21/2025	805,350	(20,337)
MSCI India Index Future	Goldman Sachs & Co.	45	3/21/2025	5,640,750	(328,939)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	3/20/2025	206,522	(4,272)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(419,810)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.2%
General Dynamics Corp.	351	$92,485
HEICO Corp., Class A	15,292	2,845,535
Lockheed Martin Corp.	2,940	1,428,664
Northrop Grumman Corp.	3,316	1,556,166
		5,922,850
AIR FREIGHT & LOGISTICS - 0.2%
Expeditors International of Washington, Inc.	4,721	522,945
AUTOMOBILE COMPONENTS - 0.1%
BorgWarner, Inc.	5,124	162,892
BANKS - 1.3%
Citigroup, Inc.	2,013	141,695
FNB Corp.	12,625	186,597
Mid Penn Bancorp., Inc.	1	29
NU Holdings Ltd./Cayman Islands, Class A*	252,024	2,610,969
PNC Financial Services Group, Inc. (The)	2,974	573,536
		3,512,826
BEVERAGES - 0.1%
Celsius Holdings, Inc.*	4,708	124,009
BIOTECHNOLOGY - 4.0%
ACADIA Pharmaceuticals, Inc.*	2,901	53,233
Alnylam Pharmaceuticals, Inc.*	9,432	2,219,444
Apellis Pharmaceuticals, Inc.*	11,467	365,912
Biogen, Inc.*	2,688	411,049
Blueprint Medicines Corp.*	2,809	245,001
Exact Sciences Corp.*	876	49,222
Exelixis, Inc.*	19,180	638,694
Incyte Corp.*	1,451	100,221
Moderna, Inc.*	3,699	153,804
Natera, Inc.*	13,316	2,107,923
Neurocrine Biosciences, Inc.*	16,014	2,185,911
Sarepta Therapeutics, Inc.*	8,775	1,066,952
Ultragenyx Pharmaceutical, Inc.*	23,597	992,726
Viking Therapeutics, Inc.*	9,032	363,448
		10,953,540
BROADLINE RETAIL - 1.4%
Amazon.com, Inc.*	3,594	788,487
Coupang, Inc.*	97,767	2,148,919
Etsy, Inc.*	14,621	773,305
		3,710,711
BUILDING PRODUCTS - 1.3%
Allegion plc	581	75,925
AZEK Co., Inc. (The)*	5,148	244,375
Lennox International, Inc.	3,096	1,886,393
Owens Corning	1,505	256,332
Trane Technologies PLC	3,101	1,145,354
		3,608,379
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 7.5%
Ameriprise Financial, Inc.	6,027	$3,208,956
Ares Management Corp., Class A	13,482	2,386,719
Blue Owl Capital, Inc.	20,878	485,622
Coinbase Global, Inc., Class A*	14,807	3,676,578
Houlihan Lokey, Inc.	1,127	195,715
Interactive Brokers Group, Inc., Class A	6,575	1,161,605
Intercontinental Exchange, Inc.	5,739	855,168
Invesco Ltd.	51,453	899,399
Lazard, Inc.	1,821	93,745
LPL Financial Holdings, Inc.	6,353	2,074,318
Moody's Corp.	1,593	754,078
Morgan Stanley	5,538	696,237
Morningstar, Inc.	804	270,755
MSCI, Inc.	4,597	2,758,246
PJT Partners, Inc., Class A	1,196	188,741
Robinhood Markets, Inc., Class A*	2,939	109,507
Tradeweb Markets, Inc., Class A	3,184	416,849
XP, Inc., Class A	13,180	156,183
		20,388,421
CHEMICALS - 0.0%†
Huntsman Corp.	2,924	52,720
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Cintas Corp.	9,642	1,761,593
Rollins, Inc.	10,093	467,811
Tetra Tech, Inc.	2,603	103,703
Veralto Corp.	11,333	1,154,266
Waste Management, Inc.	2,588	522,233
		4,009,606
COMMUNICATIONS EQUIPMENT - 0.2%
Motorola Solutions, Inc.	947	437,732
CONSTRUCTION & ENGINEERING - 2.1%
Comfort Systems USA, Inc.	6,350	2,692,781
EMCOR Group, Inc.	4,173	1,894,125
IES Holdings, Inc.*	258	51,847
MasTec, Inc.*	6,941	944,948
		5,583,701
CONSTRUCTION MATERIALS - 0.0%†
Eagle Materials, Inc.	127	31,338
CONSUMER FINANCE - 0.1%
OneMain Holdings, Inc.	3,502	182,559
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
Costco Wholesale Corp.	202	185,086
Sprouts Farmers Market, Inc.*	1,294	164,429
		349,515

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
CONTAINERS & PACKAGING - 0.4%
Crown Holdings, Inc.	1,292	$106,835
Packaging Corp. of America	4,323	973,237
		1,080,072
DISTRIBUTORS - 0.4%
Pool Corp.	2,841	968,611
DIVERSIFIED CONSUMER SERVICES - 0.9%
Bright Horizons Family Solutions, Inc.*	5,063	561,234
Duolingo, Inc.*	4,209	1,364,684
Grand Canyon Education, Inc.*	1,097	179,689
H&R Block, Inc.	5,203	274,926
		2,380,533
ELECTRICAL EQUIPMENT - 1.9%
Eaton Corp. PLC	3,261	1,082,228
Generac Holdings, Inc.*	1,799	278,935
Vertiv Holdings Co., Class A	33,172	3,768,671
		5,129,834
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp., Class A	10,608	736,726
Badger Meter, Inc.	1,010	214,241
CDW Corp.	1,438	250,269
Flex Ltd.*	11,712	449,624
Insight Enterprises, Inc.*	1,385	210,658
		1,861,518
ENERGY EQUIPMENT & SERVICES - 0.0%†
Parker Drilling Co.*	2	34
ENTERTAINMENT - 1.4%
Liberty Media Corp.-Liberty Formula One, Class A*	3,997	335,908
Liberty Media Corp.-Liberty Formula One, Class C*	3,081	285,486
Liberty Media Corp.-Liberty Live, Class A*	1,354	90,122
ROBLOX Corp., Class A*	48,587	2,811,244
Roku, Inc.*	5,339	396,901
		3,919,661
FINANCIAL SERVICES - 1.7%
Block, Inc.*	18,684	1,587,953
Corpay, Inc.*	4,775	1,615,955
Toast, Inc., Class A*	40,437	1,473,929
		4,677,837
FOOD PRODUCTS - 0.1%
Freshpet, Inc.*	2,032	300,960
GROUND TRANSPORTATION - 1.9%
Lyft, Inc., Class A*	29,020	374,358
Old Dominion Freight Line, Inc.	15,167	2,675,459
	Shares/ Principal	Fair Value
GROUND TRANSPORTATION - 1.9% (Continued)
Saia, Inc.*	279	$127,149
Uber Technologies, Inc.*	14,876	897,320
XPO, Inc.*	8,885	1,165,268
		5,239,554
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Align Technology, Inc.*	4,409	919,321
Dexcom, Inc.*	33,922	2,638,114
GE HealthCare Technologies, Inc.	704	55,039
IDEXX Laboratories, Inc.*	7,760	3,208,294
Inspire Medical Systems, Inc.*	2,301	426,559
Insulet Corp.*	5,198	1,357,042
Penumbra, Inc.*	1,483	352,183
ResMed, Inc.	3,679	841,350
		9,797,902
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Cardinal Health, Inc.	18,345	2,169,663
Cencora, Inc.	6,813	1,530,745
Centene Corp.*	2,983	180,710
Chemed Corp.	65	34,437
Encompass Health Corp.	6,285	580,420
Ensign Group, Inc. (The)	506	67,227
HCA Healthcare, Inc.	455	136,568
Molina Healthcare, Inc.*	3,723	1,083,579
Tenet Healthcare Corp.*	2,489	314,187
Universal Health Services, Inc., Class B	1,484	266,259
		6,363,795
HEALTH CARE TECHNOLOGY - 1.1%
Doximity, Inc., Class A*	2,049	109,396
Teladoc Health, Inc.*	3,832	34,833
Veeva Systems, Inc., Class A*	13,864	2,914,906
		3,059,135
HOTELS, RESTAURANTS & LEISURE - 6.2%
Booking Holdings, Inc.	264	1,311,663
Brinker International, Inc.*	616	81,491
Caesars Entertainment, Inc.*	8,613	287,846
Carnival Corp.*	2,873	71,595
Cava Group, Inc.*	7,432	838,330
Churchill Downs, Inc.	3,863	515,865
Darden Restaurants, Inc.	3,223	601,702
Domino's Pizza, Inc.	1,533	643,492
DoorDash, Inc., Class A*	1,244	208,681
DraftKings, Inc., Class A*	40,756	1,516,123
Expedia Group, Inc.*	9,189	1,712,186
Hilton Worldwide Holdings, Inc.	451	111,469
Las Vegas Sands Corp.	10,444	536,404
Light & Wonder, Inc.*	7,702	665,299
MGM Resorts International*	1,916	66,389
Planet Fitness, Inc., Class A*	2,117	209,308

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 6.2% (Continued)
Royal Caribbean Cruises Ltd.	7,030	$1,621,751
Texas Roadhouse, Inc.	16,579	2,991,349
Travel + Leisure Co.	21,299	1,074,535
Wingstop, Inc.	5,080	1,443,736
Wynn Resorts Ltd.	1,623	139,838
Yum! Brands, Inc.	1,553	208,350
		16,857,402
HOUSEHOLD DURABLES - 0.9%
DR Horton, Inc.	613	85,709
Taylor Morrison Home Corp.*	13,570	830,620
Tempur Sealy International, Inc.	11,454	649,327
Toll Brothers, Inc.	7,825	985,559
		2,551,215
HOUSEHOLD PRODUCTS - 0.6%
Clorox Co. (The)	9,683	1,572,616
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.4%
Vistra Corp.	26,791	3,693,675
INDUSTRIAL REITS - 0.0%†
First Industrial Realty Trust, Inc.	1,704	85,422
INSURANCE - 1.7%
Allstate Corp. (The)	2,091	403,124
Brown & Brown, Inc.	24,726	2,522,547
Globe Life, Inc.	1,459	162,708
Kinsale Capital Group, Inc.	317	147,446
Progressive Corp. (The)	5,726	1,372,007
Reinsurance Group of America, Inc.	307	65,584
W R Berkley Corp.	474	27,738
		4,701,154
INTERACTIVE MEDIA & SERVICES - 1.1%
Alphabet, Inc., Class A	3,104	587,587
Meta Platforms, Inc., Class A	385	225,422
Pinterest, Inc., Class A*	68,271	1,979,859
Snap, Inc., Class A*	17,761	191,286
Trump Media & Technology Group Corp.*	1,613	55,003
		3,039,157
IT SERVICES - 3.7%
Cloudflare, Inc., Class A*	22,938	2,469,964
EPAM Systems, Inc.*	830	194,071
Gartner, Inc.*	5,592	2,709,156
Globant SA*	2,073	444,493
GoDaddy, Inc., Class A*	10,285	2,029,950
Leidos Holdings, Inc.	1,163	167,542
MongoDB, Inc.*	7,924	1,844,786
Twilio, Inc., Class A*	1,871	202,218
		10,062,180
	Shares/ Principal	Fair Value
LEISURE PRODUCTS - 0.2%
Hasbro, Inc.	8,832	$493,797
LIFE SCIENCES TOOLS & SERVICES - 1.0%
10X Genomics, Inc., Class A*	13,809	198,297
Agilent Technologies, Inc.	526	70,663
IQVIA Holdings, Inc.*	2,085	409,723
Medpace Holdings, Inc.*	1,708	567,449
Waters Corp.*	1,221	452,967
West Pharmaceutical Services, Inc.	3,382	1,107,808
		2,806,907
MACHINERY - 0.8%
Flowserve Corp.	17,149	986,410
Oshkosh Corp.	5,107	485,523
Parker-Hannifin Corp.	1,092	694,545
		2,166,478
MEDIA - 2.1%
Fox Corp., Class A	16,266	790,202
New York Times Co. (The), Class A	14,667	763,418
Trade Desk, Inc. (The), Class A*	36,264	4,262,108
		5,815,728
METALS & MINING - 0.3%
Cleveland-Cliffs, Inc.*	15,410	144,854
Freeport-McMoRan, Inc.	2,863	109,023
Nucor Corp.	5,310	619,730
Steel Dynamics, Inc.	471	53,727
		927,334
OIL, GAS & CONSUMABLE FUELS - 3.4%
Cheniere Energy, Inc.	10,830	2,327,042
Devon Energy Corp.	3,669	120,086
Hess Corp.	15,945	2,120,844
Matador Resources Co.	669	37,638
Targa Resources Corp.	19,759	3,526,982
Texas Pacific Land Corp.	1,022	1,130,291
		9,262,883
PAPER & FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corp.	3,067	317,588
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,410	145,805
PERSONAL CARE PRODUCTS - 0.1%
BellRing Brands, Inc.*	952	71,724
elf Beauty, Inc.*	2,042	256,373
		328,097
PHARMACEUTICALS - 0.5%
Eli Lilly & Co.	381	294,132
Intra-Cellular Therapies, Inc.*	9,955	831,442

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 0.5% (Continued)
Pfizer, Inc.	2,931	$77,759
Septerna, Inc.*	2,582	59,128
		1,262,461
PROFESSIONAL SERVICES - 2.9%
Booz Allen Hamilton Holding Corp.	14,477	1,863,190
Broadridge Financial Solutions, Inc.	2,741	619,713
CACI International, Inc., Class A*	212	85,661
Equifax, Inc.	4,681	1,192,953
ExlService Holdings, Inc.*	2,897	128,569
ManpowerGroup, Inc.	2,423	139,855
Paylocity Holding Corp.*	2,454	489,499
Robert Half, Inc.	3,135	220,892
TransUnion	2,567	237,987
Verisk Analytics, Inc.	10,065	2,772,203
		7,750,522
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Jones Lang LaSalle, Inc.*	1,243	314,653
RETAIL REITS - 0.8%
Simon Property Group, Inc.	12,716	2,189,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Applied Materials, Inc.	932	151,571
Enphase Energy, Inc.*	6,795	466,681
KLA Corp.	779	490,863
Lam Research Corp.	15,443	1,115,448
Monolithic Power Systems, Inc.	4,679	2,768,564
NVIDIA Corp.	9,630	1,293,213
Onto Innovation, Inc.*	2,388	398,008
Teradyne, Inc.	10,597	1,334,374
		8,018,722
SOFTWARE - 18.7%
ACI Worldwide, Inc.*	3,078	159,779
Adobe, Inc.*	1,513	672,801
Appfolio, Inc., Class A*	2,016	497,388
AppLovin Corp., Class A*	22,675	7,342,845
Commvault Systems, Inc.*	987	148,948
Confluent, Inc., Class A*	26,250	733,950
Datadog, Inc., Class A*	25,370	3,625,119
DocuSign, Inc.*	13,216	1,188,647
DoubleVerify Holdings, Inc.*	13,801	265,117
Dropbox, Inc., Class A*	18,449	554,208
Dynatrace, Inc.*	24,811	1,348,478
Elastic NV*	10,665	1,056,688
Fair Isaac Corp.*	1,728	3,440,327
Five9, Inc.*	880	35,763
Fortinet, Inc.*	3,991	377,070
Gitlab, Inc., Class A*	9,794	551,892
	Shares/ Principal	Fair Value
SOFTWARE - 18.7% (Continued)
HashiCorp, Inc., Class A*	7,106	$243,096
HubSpot, Inc.*	4,185	2,915,982
Manhattan Associates, Inc.*	7,722	2,086,793
Microsoft Corp.	6,129	2,583,374
Microstrategy, Inc., Class A*	710	205,630
Palantir Technologies, Inc., Class A*	174,542	13,200,612
Palo Alto Networks, Inc.*	222	40,395
Qualys, Inc.*	2,361	331,059
RingCentral, Inc., Class A*	9,437	330,389
ServiceNow, Inc.*	373	395,425
ServiceTitan, Inc., Class A*	543	55,858
Smartsheet, Inc., Class A*	20,239	1,133,991
Synopsys, Inc.*	1,465	711,052
Tenable Holdings, Inc.*	8,383	330,123
Teradata Corp.*	9,670	301,221
Tyler Technologies, Inc.*	3,501	2,018,817
UiPath, Inc., Class A*	4,872	61,923
Unity Software, Inc.*	6,482	145,651
Workiva, Inc.*	3,239	354,671
Zeta Global Holdings Corp., Class A*	1,429	25,708
Zscaler, Inc.*	7,123	1,285,060
		50,755,850
SPECIALIZED REITS - 0.4%
Iron Mountain, Inc.	8,134	854,965
Lamar Advertising Co., Class A	995	121,131
		976,096
SPECIALTY RETAIL - 4.1%
Abercrombie & Fitch Co., Class A*	2,648	395,797
AutoNation, Inc.*	3,811	647,260
Bath & Body Works, Inc.	6,848	265,497
Best Buy Co., Inc.	768	65,894
Burlington Stores, Inc.*	6,813	1,942,114
Carvana Co.*	3,878	788,630
Chewy, Inc., Class A*	903	30,241
Dick's Sporting Goods, Inc.	1,521	348,066
Five Below, Inc.*	2,781	291,894
Floor & Decor Holdings, Inc., Class A*	5,076	506,077
Gap, Inc. (The)	6,712	158,605
Murphy USA, Inc.	1,756	881,073
Ross Stores, Inc.	2,603	393,756
Tractor Supply Co.	40,307	2,138,689
Ulta Beauty, Inc.*	2,827	1,229,547
Williams-Sonoma, Inc.	5,888	1,090,340
		11,173,480
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
Apple, Inc.	2,591	648,838
NetApp, Inc.	11,645	1,351,752
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5% (Continued)
Pure Storage, Inc., Class A*	14,201	$872,367
Super Micro Computer, Inc.*	38,301	1,167,415
		4,040,372
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
Deckers Outdoor Corp.*	15,960	3,241,316
Ralph Lauren Corp.	964	222,665
Skechers USA, Inc., Class A*	6,760	454,542
		3,918,523
TRADING COMPANIES & DISTRIBUTORS - 2.9%
Boise Cascade Co.	2,202	261,730
Core & Main, Inc., Class A*	2,139	108,896
Fastenal Co.	21,075	1,515,503
Ferguson Enterprises, Inc.	9,546	1,656,899
United Rentals, Inc.	33	23,247
WW Grainger, Inc.	4,156	4,380,632
		7,946,907
TOTAL COMMON STOCKS (Cost - $214,149,386)		267,508,036
RIGHTS - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49*	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49*	107	53
TOTAL RIGHTS (Cost - $0)		1,974
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (a) (Cost - $3,748,954)	3,748,954	$3,748,954
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,748,954)		3,748,954
TOTAL INVESTMENTS - 100.0% (Cost - $217,898,340)		$271,258,964
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(84,985)
TOTAL NET ASSETS - 100.0%		$271,173,979

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	13	3/21/2025	$3,858,238	$(108,177)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 3.6%
General Dynamics Corp.	3,661	$964,637
General Electric Co.	6,483	1,081,300
HEICO Corp., Class A	3,944	733,900
Lockheed Martin Corp.	4,101	1,992,840
Northrop Grumman Corp.	4,274	2,005,745
RTX Corp.	11,138	1,288,889
		8,067,311
AIR FREIGHT & LOGISTICS - 1.0%
Expeditors International of Washington, Inc.	9,685	1,072,808
United Parcel Service, Inc., Class B	8,991	1,133,765
		2,206,573
AUTOMOBILE COMPONENTS - 0.3%
BorgWarner, Inc.	11,513	365,998
Lear Corp.	4,234	400,960
		766,958
AUTOMOBILES - 0.2%
General Motors Co.	9,062	482,733
BANKS - 8.1%
Bank of America Corp.	95,028	4,176,481
Citigroup, Inc.	37,861	2,665,036
Citizens Financial Group, Inc.	23,265	1,018,076
FNB Corp.	28,413	419,944
JPMorgan Chase & Co.	24,195	5,799,784
PNC Financial Services Group, Inc. (The)	11,966	2,307,643
Truist Financial Corp.	9,343	405,299
US Bancorp	6,188	295,972
Wells Fargo & Co.	16,880	1,185,651
		18,273,886
BEVERAGES - 0.0%†
Constellation Brands, Inc., Class A	272	60,112
BIOTECHNOLOGY - 2.8%
AbbVie, Inc.	5,898	1,048,075
Amgen, Inc.	1,339	348,997
Biogen, Inc.*	7,656	1,170,756
Blueprint Medicines Corp.*	1,389	121,149
Gilead Sciences, Inc.	13,425	1,240,067
Moderna, Inc.*	5,236	217,713
Natera, Inc.*	1,653	261,670
Neurocrine Biosciences, Inc.*	3,949	539,038
Regeneron Pharmaceuticals, Inc.*	1,161	827,015
Ultragenyx Pharmaceutical, Inc.*	5,158	216,997
United Therapeutics Corp.*	1,086	383,184
		6,374,661
BROADLINE RETAIL - 0.5%
Amazon.com, Inc.*	4,898	1,074,572
Etsy, Inc.*	1,417	74,945
		1,149,517
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.8%
Allegion PLC	222	$29,011
Owens Corning	973	165,721
Trane Technologies PLC	4,570	1,687,930
		1,882,662
CAPITAL MARKETS - 6.0%
Cboe Global Markets, Inc.	1,289	251,871
Charles Schwab Corp. (The)	14,022	1,037,768
CME Group, Inc.	9,009	2,092,160
Goldman Sachs Group, Inc. (The)	430	246,227
Interactive Brokers Group, Inc., Class A	4,631	818,159
Intercontinental Exchange, Inc.	14,529	2,164,966
Invesco Ltd.	88,396	1,545,162
Moody's Corp.	404	191,242
Morgan Stanley	16,231	2,040,561
MSCI, Inc.	528	316,805
Nasdaq, Inc.	9,467	731,894
Robinhood Markets, Inc., Class A*	3,288	122,511
S&P Global, Inc.	2,010	1,001,040
State Street Corp.	10,735	1,053,640
		13,614,006
CHEMICALS - 1.8%
Dow, Inc.	7,836	314,459
DuPont de Nemours, Inc.	4,776	364,170
Ecolab, Inc.	2,388	559,556
Huntsman Corp.	35,684	643,382
International Flavors & Fragrances, Inc.	1,752	148,132
LyondellBasell Industries NV, Class A	19,383	1,439,575
Mosaic Co. (The)	19,029	467,733
Westlake Corp.	908	104,102
		4,041,109
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Cintas Corp.	9,716	1,775,113
Veralto Corp.	544	55,406
Waste Connections, Inc.	465	79,785
Waste Management, Inc.	5,138	1,036,797
		2,947,101
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	15,928	942,938
Juniper Networks, Inc.	2,959	110,814
Motorola Solutions, Inc.	3,608	1,667,726
		2,721,478
CONSTRUCTION & ENGINEERING - 1.0%
AECOM	3,733	398,759
Comfort Systems USA, Inc.	1,483	628,881
EMCOR Group, Inc.	1,479	671,318
MasTec, Inc.*	4,182	569,338
		2,268,296

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
CONSUMER FINANCE - 0.8%
American Express Co.	2,872	$852,381
Capital One Financial Corp.	900	160,488
Discover Financial Services	2,271	393,405
OneMain Holdings, Inc.	7,337	382,478
		1,788,752
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
Costco Wholesale Corp.	1,148	1,051,878
Dollar General Corp.	2,378	180,300
Kroger Co. (The)	10,733	656,323
Target Corp.	3,353	453,258
Walmart, Inc.	51,497	4,652,754
		6,994,513
CONTAINERS & PACKAGING - 1.2%
Crown Holdings, Inc.	7,810	645,809
Packaging Corp. of America	9,269	2,086,730
		2,732,539
DIVERSIFIED CONSUMER SERVICES - 0.1%
Bright Horizons Family Solutions, Inc.*	2,323	257,505
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.	53,767	1,224,274
Frontier Communications Parent, Inc.*	4,581	158,961
Liberty Global Ltd., Class A*	4,001	51,053
Sunrise Communications AG, Class A, ADR*	800	34,464
Verizon Communications, Inc.	32,969	1,318,430
		2,787,182
ELECTRIC UTILITIES - 3.0%
Constellation Energy Corp.	367	82,101
Edison International	5,649	451,016
Exelon Corp.	44,131	1,661,091
IDACORP, Inc.	4,935	539,297
NextEra Energy, Inc.	15,656	1,122,379
OGE Energy Corp.	35,973	1,483,886
Pinnacle West Capital Corp.	14,729	1,248,577
PPL Corp.	6,054	196,513
		6,784,860
ELECTRICAL EQUIPMENT - 1.6%
AMETEK, Inc.	4,454	802,878
Eaton Corp. PLC	8,257	2,740,251
		3,543,129
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Amphenol Corp., Class A	14,856	1,031,749
Flex Ltd.*	8,692	333,686
Insight Enterprises, Inc.*	740	112,554
Keysight Technologies, Inc.*	531	85,294
TE Connectivity PLC	3,811	544,859
Trimble, Inc.*	1,109	78,362
		2,186,504
	Shares/ Principal	Fair Value
ENERGY EQUIPMENT & SERVICES - 0.8%
Halliburton Co.	55,153	$1,499,610
Schlumberger NV	9,923	380,448
		1,880,058
ENTERTAINMENT - 0.5%
ROBLOX Corp., Class A*	757	43,800
Roku, Inc.*	1,802	133,961
Walt Disney Co. (The)	8,579	955,271
		1,133,032
FINANCIAL SERVICES - 3.7%
Affirm Holdings, Inc.*	434	26,431
Berkshire Hathaway, Inc., Class B*	12,450	5,643,336
Mastercard, Inc., Class A	1,469	773,531
PayPal Holdings, Inc.*	6,852	584,818
Visa, Inc., Class A	4,565	1,442,723
		8,470,839
FOOD PRODUCTS - 0.7%
Bunge Global SA	3,697	287,479
Freshpet, Inc.*	1,786	264,525
Hershey Co. (The)	206	34,886
Ingredion, Inc.	3,800	522,728
Seaboard Corp.	31	75,319
Tyson Foods, Inc., Class A	7,477	429,479
		1,614,416
GROUND TRANSPORTATION - 0.8%
CSX Corp.	35,933	1,159,558
Uber Technologies, Inc.*	9,517	574,065
Union Pacific Corp.	463	105,583
		1,839,206
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Abbott Laboratories	9,061	1,024,890
Becton Dickinson & Co.	3,170	719,178
Boston Scientific Corp.*	16,169	1,444,215
Medtronic PLC	31,052	2,480,434
STERIS PLC	110	22,611
Stryker Corp.	4,445	1,600,422
		7,291,750
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Cardinal Health, Inc.	5,504	650,958
Centene Corp.*	11,880	719,690
Cigna Corp. (The)	2,674	738,398
CVS Health Corp.	1,558	69,939
Elevance Health, Inc.	2,650	977,585
Encompass Health Corp.	918	84,777
HCA Healthcare, Inc.	3,686	1,106,353
Molina Healthcare, Inc.*	620	180,451
Quest Diagnostics, Inc.	988	149,050
Tenet Healthcare Corp.*	1,964	247,916

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 3.7% (Continued)
UnitedHealth Group, Inc.	6,684	$3,381,168
Universal Health Services, Inc., Class B	448	80,380
		8,386,665
HOTELS, RESTAURANTS & LEISURE - 1.7%
Aramark	1,284	47,906
Booking Holdings, Inc.	130	645,895
Caesars Entertainment, Inc.*	6,922	231,333
Carnival Corp.*	14,480	360,842
Domino's Pizza, Inc.	304	127,607
DoorDash, Inc., Class A*	262	43,950
McDonald's Corp.	3,476	1,007,658
MGM Resorts International*	985	34,130
Texas Roadhouse, Inc.	4,377	789,742
Travel + Leisure Co.	5,942	299,774
Wingstop, Inc.	632	179,614
		3,768,451
HOUSEHOLD DURABLES - 1.2%
DR Horton, Inc.	7,228	1,010,619
Garmin Ltd.	431	88,898
NVR, Inc.*	56	458,019
PulteGroup, Inc.	1,656	180,338
Taylor Morrison Home Corp.*	3,120	190,975
Toll Brothers, Inc.	6,161	775,978
		2,704,827
HOUSEHOLD PRODUCTS - 2.0%
Clorox Co. (The)	505	82,017
Colgate-Palmolive Co.	15,085	1,371,377
Kimberly-Clark Corp.	3,201	419,459
Procter & Gamble Co. (The)	14,629	2,452,552
Spectrum Brands Holdings, Inc.	1,960	165,601
		4,491,006
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	7,266	937,968
INDUSTRIAL REITS - 1.0%
First Industrial Realty Trust, Inc.	20,325	1,018,892
Prologis, Inc.	11,241	1,188,174
		2,207,066
INSURANCE - 4.3%
Allstate Corp. (The)	5,557	1,071,334
Brown & Brown, Inc.	10,470	1,068,149
Everest Group Ltd.	126	45,670
Globe Life, Inc.	2,615	291,625
Hartford Financial Services Group, Inc. (The)	6,087	665,918
Marsh & McLennan Cos., Inc.	7,068	1,501,314
Progressive Corp. (The)	5,385	1,290,300
Reinsurance Group of America, Inc.	6,027	1,287,548
Travelers Cos., Inc. (The)	3,495	841,910
	Shares/ Principal	Fair Value
INSURANCE - 4.3% (Continued)
Unum Group	16,266	$1,187,906
W R Berkley Corp.	6,657	389,568
		9,641,242
INTERACTIVE MEDIA & SERVICES - 0.7%
Alphabet, Inc., Class A	5,254	994,582
Meta Platforms, Inc., Class A	613	358,918
Pinterest, Inc., Class A*	2,738	79,402
Snap, Inc., Class A*	8,803	94,808
		1,527,710
IT SERVICES - 1.4%
Accenture PLC, Class A	7,724	2,717,226
EPAM Systems, Inc.*	742	173,494
MongoDB, Inc.*	684	159,242
		3,049,962
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Agilent Technologies, Inc.	5,469	734,705
Danaher Corp.	3,002	689,109
IQVIA Holdings, Inc.*	1,870	367,474
Mettler-Toledo International, Inc.*	139	170,091
Thermo Fisher Scientific, Inc.	5,103	2,654,734
		4,616,113
MACHINERY - 3.4%
Caterpillar, Inc.	5,157	1,870,753
Cummins, Inc.	302	105,277
Deere & Co.	599	253,796
Dover Corp.	1,494	280,275
Flowserve Corp.	10,748	618,225
Illinois Tool Works, Inc.	4,461	1,131,131
Oshkosh Corp.	6,519	619,761
Parker-Hannifin Corp.	3,271	2,080,454
Westinghouse Air Brake Technologies Corp.	2,621	496,916
Xylem, Inc.	1,704	197,698
		7,654,286
MEDIA - 1.9%
Comcast Corp., Class A	70,783	2,656,486
Fox Corp., Class A	25,893	1,257,882
Fox Corp., Class B	1,802	82,424
New York Times Co. (The), Class A	5,009	260,718
		4,257,510
METALS & MINING - 1.0%
Freeport-McMoRan, Inc.	23,158	881,857
Newmont Corp.	7,624	283,765
Nucor Corp.	9,750	1,137,923
Steel Dynamics, Inc.	317	36,160
		2,339,705

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
MULTI-UTILITIES - 1.1%
Black Hills Corp.	1,132	$66,245
CMS Energy Corp.	23,944	1,595,868
Consolidated Edison, Inc.	5,736	511,823
DTE Energy Co.	1,191	143,813
Public Service Enterprise Group, Inc.	1,600	135,184
		2,452,933
OIL, GAS & CONSUMABLE FUELS - 5.6%
Chevron Corp.	16,443	2,381,604
Civitas Resources, Inc.	2,254	103,391
ConocoPhillips	13,227	1,311,722
Devon Energy Corp.	45,846	1,500,540
EOG Resources, Inc.	3,669	449,746
Exxon Mobil Corp.	30,148	3,243,020
HF Sinclair Corp.	7,543	264,382
Marathon Petroleum Corp.	7,931	1,106,375
Ovintiv, Inc.	5,862	237,411
Phillips 66	5,059	576,372
Valero Energy Corp.	7,677	941,123
Williams Cos., Inc. (The)	11,378	615,777
		12,731,463
PASSENGER AIRLINES - 0.4%
Delta Air Lines, Inc.	10,942	661,991
United Airlines Holdings, Inc.*	1,155	112,151
		774,142
PHARMACEUTICALS - 2.4%
Bristol-Myers Squibb Co.	16,272	920,344
Eli Lilly & Co.	326	251,672
Johnson & Johnson	13,323	1,926,772
Pfizer, Inc.	79,765	2,116,166
Septerna, Inc.*	1,915	43,854
Zoetis, Inc.	1,629	265,413
		5,524,221
PROFESSIONAL SERVICES - 0.5%
Booz Allen Hamilton Holding Corp.	1,761	226,640
Equifax, Inc.	1,582	403,173
Leidos Holdings, Inc.	1,371	197,506
Robert Half, Inc.	2,582	181,928
		1,009,247
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A*	1,955	256,672
Jones Lang LaSalle, Inc.*	680	172,135
Zillow Group, Inc., Class A*	421	29,828
		458,635
RESIDENTIAL REITS - 0.9%
AvalonBay Communities, Inc.	2,468	542,886
Camden Property Trust	6,343	736,041
Essex Property Trust, Inc.	2,913	831,487
		2,110,414
	Shares/ Principal	Fair Value
RETAIL REITS - 1.4%
Brixmor Property Group, Inc.	7,367	$205,097
Kimco Realty Corp.	15,331	359,205
Kite Realty Group Trust	22,414	565,729
NNN REIT, Inc.	3,090	126,227
Simon Property Group, Inc.	11,493	1,979,210
		3,235,468
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Advanced Micro Devices, Inc.*	240	28,990
Analog Devices, Inc.	133	28,257
Applied Materials, Inc.	276	44,886
Intel Corp.	42,845	859,042
Lam Research Corp.	13,648	985,795
Marvell Technology, Inc.	4,275	472,174
Microchip Technology, Inc.	4,955	284,169
Micron Technology, Inc.	12,713	1,069,926
Monolithic Power Systems, Inc.	216	127,807
NVIDIA Corp.	7,870	1,056,862
QUALCOMM, Inc.	6,557	1,007,287
Texas Instruments, Inc.	6,226	1,167,437
		7,132,632
SOFTWARE - 2.1%
Adobe, Inc.*	1,674	744,394
Autodesk, Inc.*	116	34,286
Elastic NV*	303	30,021
Fortinet, Inc.*	5,033	475,518
Manhattan Associates, Inc.*	1,015	274,294
Microsoft Corp.	4,592	1,935,528
Microstrategy, Inc., Class A*	907	262,685
Qualys, Inc.*	209	29,306
ServiceNow, Inc.*	211	223,685
ServiceTitan, Inc., Class A*	375	38,576
Smartsheet, Inc., Class A*	4,319	241,994
Synopsys, Inc.*	325	157,742
Workiva, Inc.*	1,336	146,292
Zoom Video Communications, Inc.*	399	32,563
		4,626,884
SPECIALIZED REITS - 0.4%
Digital Realty Trust, Inc.	1,005	178,217
Equinix, Inc.	122	115,033
Lamar Advertising Co., Class A	1,881	228,993
Public Storage	1,435	429,696
SBA Communications Corp.	138	28,124
		980,063
SPECIALTY RETAIL - 2.3%
Abercrombie & Fitch Co., Class A*	410	61,283
Bath & Body Works, Inc.	7,146	277,050
Best Buy Co., Inc.	3,291	282,368
Burlington Stores, Inc.*	105	29,931
Carvana Co.*	572	116,322

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 2.3% (Continued)
Dick's Sporting Goods, Inc.	874	$200,006
Floor & Decor Holdings, Inc., Class A*	512	51,046
Gap, Inc. (The)	4,890	115,551
Home Depot, Inc. (The)	4,108	1,597,971
Lowe's Cos., Inc.	4,522	1,116,030
Penske Automotive Group, Inc.	1,359	207,166
Ross Stores, Inc.	4,001	605,231
TJX Cos., Inc. (The)	4,872	588,586
Tractor Supply Co.	915	48,550
		5,297,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Apple, Inc.	6,619	1,657,530
Hewlett Packard Enterprise Co.	4,379	93,492
NetApp, Inc.	2,612	303,201
		2,054,223
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Deckers Outdoor Corp.*	1,626	330,224
Ralph Lauren Corp.	1,280	295,654
Skechers USA, Inc., Class A*	4,269	287,048
Under Armour, Inc., Class C*	1,771	13,212
		926,138
TOBACCO - 1.2%
Altria Group, Inc.	13,411	701,261
Philip Morris International, Inc.	16,538	1,990,349
		2,691,610
	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Ferguson Enterprises, Inc.	4,567	$792,694
WW Grainger, Inc.	365	384,728
		1,177,422
TOTAL COMMON STOCKS (Cost - $197,573,430)		222,925,785
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (a) (Cost - $3,254,900)	3,254,900	3,254,900
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,254,900)		3,254,900
TOTAL INVESTMENTS - 99.9% (Cost - $200,828,330)		$226,180,685
OTHER ASSETS LESS LIABILITIES - NET 0.1%		284,810
TOTAL NET ASSETS - 100.0%		$226,465,495

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	12	3/21/2025	$3,561,450	$(119,100)

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 98.3%
ADVERTISING - 1.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28 (a)	$387,000	$367,358
Neptune Bidco US, Inc., 9.29%, 4/15/29 (a)	122,000	113,475
		480,833
AEROSPACE & DEFENSE - 0.5%
TransDigm, Inc., 6.75%, 8/15/28 (a)	244,000	246,129
APPAREL - 0.4%
VF Corp., 6.45%, 11/1/37	176,000	171,697
AUTO MANUFACTURERS - 0.8%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29 (a)	280,000	273,338
Wabash National Corp., 4.50%, 10/15/28 (a)	102,000	93,145
		366,483
AUTO PARTS & EQUIPMENT - 1.8%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32 (a)	304,000	308,419
Phinia, Inc.
6.75%, 4/15/29 (a)	26,000	26,520
6.63%, 10/15/32 (a)	228,000	226,790
Titan International, Inc., 7.00%, 4/30/28	288,000	281,921
		843,650
BANKS - 2.1%
Canadian Imperial Bank of Commerce,
6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85 (b)	200,000	198,811
Freedom Mortgage Corp.
7.63%, 5/1/26 (a)	83,000	83,195
12.00%, 10/1/28 (a)	40,000	43,502
12.25%, 10/1/30 (a)	40,000	44,237
Intesa Sanpaolo SpA
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33 (a),(b)	200,000	224,369
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42 (a),(b)	150,000	115,337
Popular, Inc., 7.25%, 3/13/28	201,000	207,093
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31 (b)	52,000	49,945
		966,489
BUILDING MATERIALS - 0.5%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (a)	35,000	37,309
Eco Material Technologies, Inc., 7.88%, 1/31/27 (a)	95,000	96,530
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (a)	100,000	104,849
		238,688
	Shares/ Principal	Fair Value
CHEMICALS - 3.0%
Avient Corp., 6.25%, 11/1/31 (a)	$50,000	$49,314
Chemours Co. (The), 8.00%, 1/15/33 (a)	333,000	325,360
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	329,000	320,138
NOVA Chemicals Corp.
8.50%, 11/15/28 (a)	60,000	63,552
9.00%, 2/15/30 (a)	75,000	79,114
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	342,000	361,459
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (a)	2,000	1,977
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (a)	218,000	203,107
		1,404,021
COAL - 0.9%
Coronado Finance Pty Ltd., 9.25%, 10/1/29 (a)	179,000	181,527
SunCoke Energy, Inc., 4.88%, 6/30/29 (a)	200,000	182,329
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	36,000	37,158
		401,014
COMMERCIAL SERVICES - 4.2%
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	82,000	80,112
CoreCivic, Inc., 8.25%, 4/15/29	224,000	236,903
CPI CG, Inc., 10.00%, 7/15/29 (a)	135,000	144,235
Deluxe Corp., 8.13%, 9/15/29 (a)	279,000	282,912
EquipmentShare.com, Inc., 9.00%, 5/15/28 (a)	25,000	25,930
Garda World Security Corp., 7.75%, 2/15/28 (a)	25,000	25,794
GEO Group, Inc. (The)
8.63%, 4/15/29	308,000	325,303
10.25%, 4/15/31	140,000	152,636
PROG Holdings, Inc., 6.00%, 11/15/29 (a)	312,000	299,621
Service Corp. International, 5.75%, 10/15/32	80,000	77,599
TriNet Group, Inc., 7.13%, 8/15/31 (a)	40,000	40,730
Upbound Group, Inc., 6.38%, 2/15/29 (a)	262,000	254,811
VT Topco, Inc., 8.50%, 8/15/30 (a)	27,000	28,598
		1,975,184
COMPUTERS - 0.7%
Diebold Nixdorf, Inc., 7.75%, 3/31/30 (a)	25,000	25,664
KBR, Inc., 4.75%, 9/30/28 (a)	38,000	36,435
NCR Atleos Corp., 9.50%, 4/1/29 (a)	203,000	219,915
Seagate HDD Cayman, 9.63%, 12/1/32	59,000	66,487
		348,501
DISTRIBUTION & WHOLESALE - 0.1%
Windsor Holdings III LLC, 8.50%, 6/15/30 (a)	45,000	47,350
DIVERSIFIED FINANCIAL SERVICES - 13.6%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27 (a)	75,000	77,772
Ally Financial, Inc., 6.65%, (US 5 Year CMT T-Note + 2.45%), 1/17/40 (b)	149,000	144,394

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 13.6% (Continued)
Bread Financial Holdings, Inc., 9.75%, 3/15/29 (a)	$406,000	$436,345
Burford Capital Global Finance LLC
6.88%, 4/15/30 (a)	105,000	105,038
9.25%, 7/1/31 (a)	400,000	424,661
Coinbase Global, Inc., 3.38%, 10/1/28 (a)	524,000	471,548
Credit Acceptance Corp., 9.25%, 12/15/28 (a)	333,000	352,216
Encore Capital Group, Inc., 9.25%, 4/1/29 (a)	340,000	362,236
Enova International, Inc.
11.25%, 12/15/28 (a)	216,000	233,201
9.13%, 8/1/29 (a)	235,000	244,412
Freedom Mortgage Holdings LLC
9.25%, 2/1/29 (a)	96,000	99,066
9.13%, 5/15/31 (a)	50,000	51,554
GGAM Finance Ltd.
7.75%, 5/15/26 (a)	30,000	30,440
8.00%, 2/15/27 (a)	55,000	56,730
8.00%, 6/15/28 (a)	28,000	29,401
goeasy Ltd.
9.25%, 12/1/28 (a)	309,000	329,326
7.63%, 7/1/29 (a)	153,000	156,341
Goeasy Ltd., 6.88%, 5/15/30 (a)	135,000	136,125
Nationstar Mortgage Holdings, Inc.
6.50%, 8/1/29 (a)	56,000	55,905
5.75%, 11/15/31 (a)	382,000	365,185
7.13%, 2/1/32 (a)	37,000	37,463
Onemain Finance Corp., 6.63%, 5/15/29	130,000	131,618
OneMain Finance Corp., 9.00%, 1/15/29	70,000	74,299
PennyMac Financial Services, Inc., 7.88%, 12/15/29 (a)	78,000	81,721
StoneX Group, Inc., 7.88%, 3/1/31 (a)	439,000	459,107
Synchrony Financial, 7.25%, 2/2/33	498,000	514,183
United Wholesale Mortgage LLC
5.75%, 6/15/27 (a)	418,000	412,881
5.50%, 4/15/29 (a)	43,000	41,420
UWM Holdings LLC, 6.63%, 2/1/30 (a)	95,000	94,413
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31 (a)	368,000	378,507
		6,387,508
ELECTRIC - 0.9%
Talen Energy Supply LLC, 8.63%, 6/1/30 (a)	90,000	95,913
Vistra Operations Co. LLC, 7.75%, 10/15/31 (a)	325,000	340,946
		436,859
ENGINEERING & CONSTRUCTION - 1.3%
Brand Industrial Services, Inc., 10.38%, 8/1/30 (a)	50,000	50,890
HTA Group Ltd., 7.50%, 6/4/29 (a)	443,000	450,769
MasTec, Inc., 6.63%, 8/15/29 (a)	72,000	72,180
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	37,000	35,303
		609,142
	Shares/ Principal	Fair Value
ENTERTAINMENT - 1.8%
Affinity Interactive, 6.88%, 12/15/27 (a)	$37,000	$27,772
Churchill Downs, Inc., 6.75%, 5/1/31 (a)	214,000	216,314
Jacobs Entertainment, Inc., 6.75%, 2/15/29 (a)	45,000	43,427
Lions Gate Capital Holdings 1, Inc., 5.50%, 4/15/29 (a)	345,000	307,913
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	37,712
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30 (a)	200,000	207,304
		840,442
FOREST PRODUCTS & PAPER - 0.4%
Domtar Corp., 6.75%, 10/1/28 (a)	179,000	164,434
GAS - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	145,000	139,730
5.75%, 5/20/27	133,000	123,477
9.38%, 6/1/28 (a)	239,000	229,873
		493,080
HEALTHCARE-SERVICES - 1.9%
DaVita, Inc.
4.63%, 6/1/30 (a)	483,000	444,034
6.88%, 9/1/32 (a)	188,000	189,441
LifePoint Health, Inc.
9.88%, 8/15/30 (a)	47,000	50,697
11.00%, 10/15/30 (a)	40,000	43,903
Molina Healthcare, Inc., 6.25%, 1/15/33 (a)	155,000	153,193
Star Parent, Inc., 9.00%, 10/1/30 (a)	25,000	25,965
		907,233
HOLDING COMPANIES-DIVERS - 0.2%
Stena International SA, 7.25%, 1/15/31 (a)	75,000	76,518
HOME BUILDERS - 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	37,000	37,040
4.63%, 4/1/30 (a)	28,000	25,407
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27 (a)	84,000	83,277
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29 (a)	124,000	135,159
LGI Homes, Inc.
8.75%, 12/15/28 (a)	169,000	177,311
7.00%, 11/15/32 (a)	85,000	84,162
Thor Industries, Inc., 4.00%, 10/15/29 (a)	198,000	178,525
		720,881
HOUSEWARES - 0.0%†
Newell Brands, Inc., 7.00%, 4/1/46	17,000	16,227

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
INSURANCE - 0.9%
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31 (a)	$328,000	$334,761
Ryan Specialty LLC, 5.88%, 8/1/32 (a)	90,000	89,083
		423,844
INTERNET - 3.3%
Cogent Communications Group LLC, 7.00%, 6/15/27 (a)	399,000	400,935
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., 7.00%, 6/15/27 (a)	85,000	85,027
Rakuten Group, Inc.
11.25%, 2/15/27 (a)	420,000	457,797
9.75%, 4/15/29 (a)	225,000	243,467
5.13%, (US 5 Year CMT T-Note + 4.58%), 10/22/2173 (a),(b)	50,000	48,374
6.25%, (US 5 Year CMT T-Note + 4.96%), 10/22/2173 (a),(b)	50,000	44,965
Wayfair LLC, 7.25%, 10/31/29 (a)	263,000	262,868
		1,543,433
IRON & STEEL - 0.6%
Algoma Steel, Inc., 9.13%, 4/15/29 (a)	189,000	193,290
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28 (a)	70,000	71,190
		264,480
LEISURE TIME - 1.3%
Amer Sports Co., 6.75%, 2/16/31 (a)	91,000	92,195
Carnival Corp., 7.63%, 3/1/26 (a)	94,000	94,137
Sabre GLBL, Inc.
8.63%, 6/1/27 (a)	123,000	121,307
11.25%, 12/15/27 (a)	118,000	127,052
10.75%, 11/15/29 (a)	150,000	154,747
		589,438
LODGING - 0.6%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29 (a)	265,000	273,004
MACHINERY-CONSTRUCTION & MINING - 0.2%
Terex Corp., 6.25%, 10/15/32 (a)	81,000	79,380
MEDIA - 8.1%
Cable One, Inc., 4.00%, 11/15/30 (a)	235,000	196,361
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27 (a)	132,000	129,706
5.00%, 2/1/28 (a)	46,000	44,339
5.38%, 6/1/29 (a)	167,000	159,531
4.75%, 3/1/30 (a)	142,000	129,670
4.50%, 8/15/30 (a)	26,000	23,337
4.25%, 2/1/31 (a)	94,000	81,923
7.38%, 3/1/31 (a)	270,000	275,260
	Shares/ Principal	Fair Value
MEDIA - 8.1% (Continued)
4.75%, 2/1/32 (a)	$175,000	$153,594
4.50%, 5/1/32	146,000	125,584
4.50%, 6/1/33 (a)	161,000	135,463
4.25%, 1/15/34 (a)	26,000	21,094
Directv Financing LLC, 8.88%, 2/1/30 (a)	40,000	39,362
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27 (a)	573,000	558,273
GCI LLC, 4.75%, 10/15/28 (a)	405,000	378,241
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (a)	55,000	49,764
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	288,000	280,902
4.75%, 11/1/28 (a)	256,000	238,690
Sinclair Television Group, Inc., 4.13%, 12/1/30 (a)	289,000	212,559
TEGNA, Inc.
4.63%, 3/15/28	214,000	202,231
5.00%, 9/15/29	22,000	20,575
Univision Communications, Inc.
8.00%, 8/15/28 (a)	125,000	127,277
7.38%, 6/30/30 (a)	90,000	86,090
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	150,000	140,692
		3,810,518
METAL FABRICATE & HARDWARE - 0.4%
Vallourec SACA, 7.50%, 4/15/32 (a)	200,000	207,230
MINING - 1.2%
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	307,000	302,624
Taseko Mines Ltd., 8.25%, 5/1/30 (a)	256,000	261,311
		563,935
MISCELLANEOUS MANUFACTURING - 0.2%
Calderys Financing LLC, 11.25%, 6/1/28 (a)	54,000	57,800
LSB Industries, Inc., 6.25%, 10/15/28 (a)	22,000	21,329
		79,129
OFFICE & BUSINESS EQUIPMENT - 0.7%
Pitney Bowes, Inc.
6.88%, 3/15/27 (a)	15,000	14,932
7.25%, 3/15/29 (a)	189,000	184,593
Xerox Holdings Corp.
5.50%, 8/15/28 (a)	60,000	51,466
8.88%, 11/30/29 (a)	110,000	98,737
		349,728
OFFICE FURNISHINGS - 0.4%
Steelcase, Inc., 5.13%, 1/18/29	202,000	193,869
OIL & GAS - 13.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29 (a)	125,000	127,833
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29 (a)	50,000	48,694

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
OIL & GAS - 13.1% (Continued)
California Resources Corp., 8.25%, 6/15/29 (a)	$479,000	$485,729
Chord Energy Corp., 6.38%, 6/1/26 (a)	27,000	26,991
Civitas Resources, Inc., 8.38%, 7/1/28 (a)	295,000	306,378
Comstock Resources, Inc., 6.75%, 3/1/29 (a)	94,000	91,378
CVR Energy, Inc., 8.50%, 1/15/29 (a)	125,000	119,899
Energean PLC, 6.50%, 4/30/27 (a)	200,000	198,821
Greenfire Resources Ltd., 12.00%, 10/1/28 (a)	137,000	147,597
Gulfport Energy Corp., 6.75%, 9/1/29 (a)	364,000	366,538
Ithaca Energy North Sea PLC, 8.13%, 10/15/29 (a)	200,000	203,003
Karoon USA Finance, Inc., 10.50%, 5/14/29 (a)	155,000	159,767
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32 (a)	346,000	342,530
Noble Finance II LLC, 8.00%, 4/15/30 (a)	468,000	472,664
Northern Oil & Gas, Inc.
8.13%, 3/1/28 (a)	273,000	277,184
8.75%, 6/15/31 (a)	266,000	274,566
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	309,000	296,329
7.88%, 9/15/30 (a)	170,000	166,820
Saturn Oil & Gas, Inc., 9.63%, 6/15/29 (a)	181,000	175,962
Seadrill Finance Ltd., 8.38%, 8/1/30 (a)	305,000	311,048
SM Energy Co.
6.75%, 8/1/29 (a)	70,000	69,291
7.00%, 8/1/32 (a)	40,000	39,438
Strathcona Resources Ltd., 6.88%, 8/1/26 (a)	363,000	363,637
Talos Production, Inc.
9.00%, 2/1/29 (a)	291,000	298,549
9.38%, 2/1/31 (a)	272,000	277,273
Valaris Ltd., 8.38%, 4/30/30 (a)	480,000	485,059
		6,132,978
OIL & GAS SERVICES - 2.0%
Bristow Group, Inc., 6.88%, 3/1/28 (a)	122,000	121,363
Enerflex Ltd., 9.00%, 10/15/27 (a)	218,000	226,371
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29 (a)	217,000	230,640
Oceaneering International, Inc., 6.00%, 2/1/28	65,000	64,378
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29 (a)	147,000	149,594
Weatherford International Ltd., 8.63%, 4/30/30 (a)	155,000	160,013
		952,359
PACKAGING & CONTAINERS - 0.3%
LABL, Inc., 9.50%, 11/1/28 (a)	40,000	40,054
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27 (a)	97,000	98,960
		139,014
	Shares/ Principal	Fair Value
PASSENGER AIRLINES - 0.6%
Allegiant Travel Co., 7.25%, 8/15/27 (a)	$266,000	$267,392
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 6/1/28 (a)	30,000	30,188
		297,580
PHARMACEUTICALS - 1.3%
BellRing Brands, Inc., 7.00%, 3/15/30 (a)	109,000	111,620
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 5/15/34 (a)	470,000	480,509
		592,129
PIPELINES - 6.4%
CNX Midstream Partners LP, 4.75%, 4/15/30 (a)	186,000	169,662
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (a)	50,000	47,757
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29 (a)	265,000	273,993
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27 (a)	236,000	251,862
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	97,000	97,118
8.88%, 4/15/30	48,000	48,840
7.88%, 5/15/32	116,000	113,603
8.00%, 5/15/33	35,000	34,252
Global Partners LP / GLP Finance Corp.
6.88%, 1/15/29	147,000	145,875
8.25%, 1/15/32 (a)	227,000	233,386
NFE Financing LLC, 12.00%, 11/15/29 (a)	1,022,293	1,073,939
Prairie Acquiror LP, 9.00%, 8/1/29 (a)	35,000	36,080
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (a)	100,000	103,714
Venture Global LNG, Inc.
8.13%, 6/1/28 (a)	88,000	91,546
9.50%, 2/1/29 (a)	123,000	135,948
9.88%, 2/1/32 (a)	133,000	145,938
		3,003,513
REAL ESTATE - 1.1%
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31 (a)	148,000	159,334
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 1/15/28 (a),(c)	259,000	263,570
Howard Hughes Corp. (The), 5.38%, 8/1/28 (a)	78,000	75,769
		498,673
REITS - 4.5%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29 (a)	110,000	113,081
Brandywine Operating Partnership LP, 8.88%, 4/12/29	130,000	138,341
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26 (a)	50,000	49,377

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
REITS - 4.5% (Continued)
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (a)	$231,000	$210,807
Iron Mountain, Inc., 7.00%, 2/15/29 (a)	75,000	76,633
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	148,000	136,159
5.00%, 10/15/27	141,000	118,911
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP, 4.50%, 9/30/28 (a)	227,000	207,770
Rithm Capital Corp.
6.25%, 10/15/25 (a)	32,000	31,975
8.00%, 4/1/29 (a)	266,000	266,163
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28 (a)	522,000	556,598
XHR LP, 6.63%, 5/15/30 (a)	205,000	205,673
		2,111,488
RETAIL - 6.5%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30 (a)	40,000	35,773
Bath & Body Works, Inc.
6.95%, 3/1/33	53,000	53,511
6.88%, 11/1/35	43,000	43,999
7.60%, 7/15/37	32,000	32,277
BlueLinx Holdings, Inc., 6.00%, 11/15/29 (a)	224,000	218,690
Brinker International, Inc., 8.25%, 7/15/30 (a)	76,000	80,257
Carvana Co.
9.00% Cash,or 12% PIK 12/1/28 (a),(d)	42,971	45,883
14.00% PIK, or 9.00% Cash, 6/1/30 (a),(d)	75,000	82,346
13.00% PIK, or 9.00%-11.00% Cash, 6/1/31 (a),(d)	100,000	119,896
FirstCash, Inc.
5.63%, 1/1/30 (a)	131,000	126,208
6.88%, 3/1/32 (a)	265,000	266,081
Foot Locker, Inc., 4.00%, 10/1/29 (a)	197,000	169,878
Gap, Inc. (The)
3.63%, 10/1/29 (a)	343,000	307,912
3.88%, 10/1/31 (a)	95,000	82,148
Kohl's Corp., 5.55%, 7/17/45	64,000	41,198
Macy's Retail Holdings LLC, 5.88%, 3/15/30 (a)	109,000	104,283
Nordstrom, Inc., 5.00%, 1/15/44	205,000	153,260
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	181,000	170,395
6.38%, 11/1/32 (a)	135,000	130,637
Victoria's Secret & Co., 4.63%, 7/15/29 (a)	402,000	366,387
Walgreen Co., 4.40%, 9/15/42	62,000	39,423
Walgreens Boots Alliance, Inc.
8.13%, 8/15/29	358,000	354,377
4.65%, 6/1/46	25,000	15,923
		3,040,742
	Shares/ Principal	Fair Value
SOFTWARE - 0.3%
Dye & Durham Ltd., 8.63%, 4/15/29 (a)	$133,000	$139,486
TELECOMMUNICATIONS - 4.1%
Consolidated Communications, Inc., 6.50%, 10/1/28 (a)	412,000	396,367
Iliad Holding SASU, 7.00%, 10/15/28 (a)	100,000	101,337
Intelsat Jackson Holdings SA, 6.50%, 3/15/30 (a)	86,000	79,324
Level 3 Financing, Inc.
10.50%, 4/15/29 (a)	130,000	144,872
10.75%, 12/15/30 (a)	222,000	247,758
Lumen Technologies, Inc., 10.00%, 10/15/32 (a)	150,000	149,287
Millicom International Cellular SA, 7.38%, 4/2/32 (a)	219,000	219,329
Sunrise HoldCo IV BV, 5.50%, 1/15/28 (a)	25,000	24,478
Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.25%, 10/1/31 (a)	183,000	189,007
Zegona Finance PLC, 8.63%, 7/15/29 (a)	353,000	374,192
		1,925,951
TRANSPORTATION - 0.5%
Brightline East LLC, 11.00%, 1/31/30 (a)	50,000	47,719
Danaos Corp., 8.50%, 3/1/28 (a)	123,000	126,089
Rand Parent LLC, 8.50%, 2/15/30 (a)	42,000	42,230
		216,038
TRUCKING & LEASING - 1.0%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/28 (a)	98,000	95,845
7.88%, 12/1/30 (a)	125,000	131,565
7.00%, 6/15/32 (a)	165,000	168,252
5.88%, 4/15/33 (a)	82,000	79,131
		474,793
TOTAL CORPORATE BONDS AND NOTES (Cost - $44,930,781)		46,045,095
TOTAL INVESTMENTS - 98.3% (Cost - $44,930,781)		$46,045,095
OTHER ASSETS LESS LIABILITIES - NET 1.7%		804,069
TOTAL NET ASSETS - 100.0%		$46,849,164

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2024, these securities amounted to $40,662,739 or 86.8% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  Step coupon.

(d)  PIK - Pay-in-kind security.

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust
See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2024

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Goldman Sachs	10	3/20/2025	$1,087,500	$(19,477)
U.S. 10 Year Ultra Future	Goldman Sachs	2	3/20/2025	222,625	(5,279)
U.S. 2 Year Note Future	Goldman Sachs	1	3/31/2025	205,609	(98)
U.S. 5 Year Note Future	Goldman Sachs	11	3/31/2025	1,169,352	(10,105)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(34,959)
AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Interest Income	Capital Gain Distributions	Number of Shares at 12/31/24	Value at 12/31/24
Crescent Energy Finance LLC, 7.25%, 5/1/26	$272,561	$-	$(269,379)	$8,667	$(11,849)	$5,512	$-	-	$-
Crescent Energy Finance LLC, 9.25%, 2/15/28	262,505	-	(261,918)	8,289	(8,876)	10,382	-	-	-
	$535,066	$-	$(531,297)	$16,956	$(20,725)	$15,894	$-	-	$-

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments

December 31, 2024

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 38.9%
AEROSPACE & DEFENSE - 1.4%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$147,126
3.45%, 11/1/28	100,000	93,469
6.53%, 5/1/34	63,000	66,020
6.86%, 5/1/54	94,000	100,102
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	45,169
L3Harris Technologies, Inc., 5.60%, 7/31/53	25,000	24,257
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	44,848
RTX Corp.
3.95%, 8/16/25	275,000	273,545
6.10%, 3/15/34	30,000	31,598
4.05%, 5/4/47	50,000	39,305
		865,439
AGRICULTURE - 0.6%
Bat Capital Corp., 6.00%, 2/20/34	157,000	161,429
BAT Capital Corp.
2.26%, 3/25/28	75,000	68,905
4.76%, 9/6/49	25,000	20,267
Bunge Ltd. Finance Corp.
4.20%, 9/17/29	52,000	50,442
4.65%, 9/17/34	53,000	50,065
		351,108
AUTO MANUFACTURERS - 0.5%
General Motors Financial Co., Inc.
1.50%, 6/10/26	125,000	119,128
2.35%, 1/8/31	125,000	104,568
Hyundai Capital America, 5.40%, 6/24/31 (a)	50,000	49,985
		273,681
BANKS - 10.8%
Banco Santander SA, 2.75%, 5/28/25	200,000	198,085
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27 (b)	210,000	210,599
4.18%, 11/25/27	25,000	24,538
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	108,000	103,507
5.20%, (SOFR + 1.63%), 4/25/29 (b)	190,000	190,881
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29 (b)	125,000	121,802
2.50%, (3 Month Term SOFR + 1.25%), 2/13/31 (b)	25,000	21,979
2.59%, (SOFR + 2.15%), 4/29/31 (b)	75,000	66,078
1.90%, (SOFR + 1.53%), 7/23/31 (b)	100,000	84,105
2.65%, (SOFR + 1.22%), 3/11/32 (b)	100,000	86,227
2.97%, (SOFR + 1.33%), 2/4/33 (b)	50,000	43,044
4.57%, (SOFR + 1.83%), 4/27/33 (b)	50,000	47,541
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (b)	75,000	61,215
6.11%, 1/29/37	100,000	103,728
	Shares/ Principal	Fair Value
BANKS - 10.8% (Continued)
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30 (b)	$15,000	$14,820
5.83%, (SOFRINDX + 2.07%), 10/25/33 (b)	25,000	25,895
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26 (b)	200,000	198,454
BNP Paribas SA
3.38%, 1/9/25 (a)	252,000	251,937
1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	225,000	216,584
Citigroup, Inc.
4.60%, 3/9/26	75,000	74,796
3.40%, 5/1/26	200,000	196,536
4.45%, 9/29/27	125,000	123,319
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28 (b)	50,000	48,431
2.98%, (SOFR + 1.42%), 11/5/30 (b)	100,000	90,221
3.06%, (SOFR + 1.35%), 1/25/33 (b)	50,000	42,962
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	84,835
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26 (b)	225,000	222,779
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	149,569
ING Groep NV, 4.63%, 1/6/26 (a)	225,000	224,987
JPMorgan Chase & Co.
3.30%, 4/1/26	225,000	221,569
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27 (b)	175,000	173,640
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29 (b)	125,000	119,937
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31 (b)	25,000	22,364
2.96%, (SOFR + 1.26%), 1/25/33 (b)	150,000	129,662
4.59%, (SOFR + 1.80%), 4/26/33 (b)	21,000	20,153
5.34%, (SOFR + 1.62%), 1/23/35 (b)	50,000	49,771
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34 (b)	90,000	86,203
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	72,283
Morgan Stanley
3.63%, 1/20/27	200,000	196,383
5.05%, (SOFR + 1.30%), 1/28/27 (b)	263,000	263,921
3.95%, 4/23/27	30,000	29,394
5.16%, (SOFR + 1.59%), 4/20/29 (b)	155,000	155,423
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30 (b)	50,000	48,678
2.70%, (SOFR + 1.14%), 1/22/31 (b)	75,000	66,643
1.79%, (SOFR + 1.03%), 2/13/32 (b)	125,000	101,981
5.47%, (SOFR + 1.73%), 1/18/35 (b)	30,000	29,835
2.48%, (SOFR + 1.36%), 9/16/36 (b)	125,000	101,689
Toronto-Dominion Bank (The),
4.46%, 6/8/32	125,000	118,412
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27 (b)	25,000	25,415

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
BANKS - 10.8% (Continued)
UBS Group AG, 4.55%, 4/17/26	$255,000	$254,092
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29 (b)	70,000	71,594
5.85%, (SOFR + 2.09%), 10/21/33 (b)	50,000	51,121
Wells Fargo & Co.
3.55%, 9/29/25	125,000	124,011
3.00%, 10/23/26	325,000	315,114
4.30%, 7/22/27	100,000	98,592
4.15%, 1/24/29	25,000	24,235
4.90%, (SOFR + 2.10%), 7/25/33 (b)	111,000	107,183
WESTPAC BANKING CORP., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (b)	75,000	70,637
		6,479,389
BEVERAGES - 1.0%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	208,000	197,178
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	31,372
5.45%, 1/23/39	35,000	35,092
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	40,288
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	96,047
3.15%, 8/1/29	125,000	115,077
2.25%, 8/1/31	50,000	41,613
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	18,416
4.50%, 4/15/52	44,000	36,230
		611,313
BIOTECHNOLOGY - 0.9%
Amgen, Inc.
3.13%, 5/1/25	175,000	174,030
5.25%, 3/2/30	130,000	131,237
5.25%, 3/2/33	108,000	107,251
Royalty Pharma PLC
2.20%, 9/2/30	70,000	59,478
5.40%, 9/2/34	79,000	76,893
		548,889
BUILDING MATERIALS - 0.3%
Carrier Global Corp.
2.72%, 2/15/30	75,000	67,074
5.90%, 3/15/34	101,000	104,605
		171,679
CHEMICALS - 0.2%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (a)	100,000	91,827
	Shares/ Principal	Fair Value
COMMERCIAL SERVICES - 0.7%
Global Payments, Inc., 2.65%, 2/15/25	$75,000	$74,765
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	222,076
Quanta Services, Inc., 5.25%, 8/9/34	68,000	66,493
S&P Global, Inc., 2.95%, 1/22/27	50,000	48,395
		411,729
COMPUTERS - 0.1%
Dell International LLC / EMC Corp.,
5.30%, 10/1/29	25,000	25,244
Hewlett Packard Enterprise Co.,
5.00%, 10/15/34	57,000	54,824
		80,068
DIVERSIFIED FINANCIAL SERVICES - 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.45%, 10/29/26	225,000	215,384
Air Lease Corp.
2.30%, 2/1/25	175,000	174,570
3.38%, 7/1/25	100,000	99,224
2.88%, 1/15/26	75,000	73,403
3.75%, 6/1/26	175,000	172,290
Ally Financial, Inc., 2.20%, 11/2/28	100,000	88,972
Aviation Capital Group LLC, 1.95%, 1/30/26 (a)	75,000	72,617
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	150,000	149,508
4.25%, 4/15/26 (a)	25,000	24,698
6.38%, 5/4/28 (a)	40,000	41,116
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	126,118
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,742
		1,254,642
ELECTRIC - 1.7%
Ameren Corp., 3.50%, 1/15/31	25,000	22,819
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	43,471
Avangrid, Inc., 3.20%, 4/15/25	50,000	49,748
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	77,889
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	46,004
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,181
Duquesne Light Holdings, Inc.,
2.53%, 10/1/30 (a)	100,000	86,396
Entergy Corp., 2.95%, 9/1/26	175,000	169,816
Exelon Corp., 4.05%, 4/15/30	50,000	47,659
FirstEnergy Corp.
2.65%, 3/1/30	150,000	132,966
2.25%, 9/1/30	50,000	42,885
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	72,466

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
ELECTRIC - 1.7% (Continued)
Pacific Gas and Electric Co.
2.10%, 8/1/27	$25,000	$23,316
2.50%, 2/1/31	50,000	42,768
3.30%, 8/1/40	25,000	18,729
3.50%, 8/1/50	50,000	34,319
Southern California Edison Co., 4.20%, 3/1/29	100,000	96,975
		1,027,407
ELECTRONICS - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	45,264
ENGINEERING & CONSTRUCTION - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	187,250
ENTERTAINMENT - 0.2%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	125,000	116,339
ENVIRONMENTAL CONTROL - 0.8%
Republic Services, Inc., 4.88%, 4/1/29	50,000	49,875
Veralto Corp., 5.45%, 9/18/33	180,000	180,717
Waste Management, Inc.
4.95%, 7/3/31	41,000	41,048
4.80%, 3/15/32	193,000	189,911
		461,551
FOOD - 0.8%
Campbell Soup Co., 5.40%, 3/21/34	117,000	116,444
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	85,999
6.20%, 11/15/33	82,000	86,536
Kroger Co. (The), 5.00%, 9/15/34	81,000	78,358
Mars, Inc., 2.70%, 4/1/25 (a)	50,000	49,726
Sysco Corp.
4.45%, 3/15/48	25,000	20,440
6.60%, 4/1/50	25,000	27,442
		464,945
GAS - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	23,317
HEALTHCARE-PRODUCTS - 0.8%
Alcon Finance Corp., 3.00%, 9/23/29 (a)	200,000	183,362
Solventum Corp.
5.40%, 3/1/29 (a)	120,000	120,303
5.60%, 3/23/34 (a)	60,000	59,746
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	64,777
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	22,483
		450,671
	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 1.7%
Adventist Health System
2.95%, 3/1/29	$25,000	$22,770
5.76%, 12/1/34	35,000	35,241
Banner Health, 2.34%, 1/1/30	145,000	128,450
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	41,860
Cigna Group (The)
5.13%, 5/15/31	35,000	34,830
4.80%, 8/15/38	75,000	68,015
CommonSpirit Health
3.91%, 10/1/50	110,000	81,110
6.46%, 11/1/52	105,000	112,276
HCA, Inc., 5.45%, 4/1/31	75,000	74,859
Humana, Inc.
5.95%, 3/15/34	20,000	20,141
5.50%, 3/15/53	8,000	7,152
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	33,177
Rush Obligated Group, 3.92%, 11/15/29	60,000	57,529
Sutter Health
2.29%, 8/15/30	25,000	21,733
4.09%, 8/15/48	225,000	181,255
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	50,205
5.05%, 4/15/53	75,000	67,645
		1,038,248
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	44,863
INSURANCE - 0.4%
New York Life Insurance Co., 3.75%, 5/15/50 (a)	50,000	36,407
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	72,837
2.13%, 6/15/30	100,000	86,181
Willis North America, Inc., 2.95%, 9/15/29	50,000	45,472
		240,897
INTERNET - 0.3%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	33,774
Expedia Group, Inc., 2.95%, 3/15/31	14,000	12,332
Netflix, Inc., 5.88%, 11/15/28	95,000	98,457
Uber Technologies, Inc., 4.80%, 9/15/34	51,000	48,811
		193,374
IRON & STEEL - 0.1%
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	29,645
LODGING - 0.6%
Choice Hotels International, Inc., 5.85%, 8/1/34	45,000	45,103

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
LODGING - 0.6% (Continued)
Hyatt Hotels Corp., 5.50%, 6/30/34	$147,000	$146,036
Marriott International, Inc.
4.90%, 4/15/29	50,000	49,909
4.88%, 5/15/29	39,000	38,854
2.85%, 4/15/31	100,000	87,372
		367,274
MACHINERY-DIVERSIFIED - 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	46,011
MEDIA - 0.4%
Comcast Corp.
3.95%, 10/15/25	125,000	124,352
5.30%, 6/1/34	98,000	97,989
3.75%, 4/1/40	25,000	20,126
		242,467
MINING - 0.2%
Newmont Corp., 2.25%, 10/1/30	150,000	129,516
OIL & GAS - 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	49,388
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,123
Phillips 66
3.85%, 4/9/25	25,000	24,930
3.90%, 3/15/28	150,000	145,425
		243,866
PHARMACEUTICALS - 0.8%
AbbVie, Inc.
4.95%, 3/15/31	40,000	40,001
4.05%, 11/21/39	107,000	91,518
Bristol-Myers Squibb Co.
2.95%, 3/15/32	50,000	43,549
6.25%, 11/15/53	45,000	47,702
Cardinal Health, Inc., 5.35%, 11/15/34	100,000	97,904
CVS Health Corp., 4.78%, 3/25/38	185,000	159,989
		480,663
PIPELINES - 1.8%
Enbridge, Inc., 5.70%, 3/8/33	55,000	55,598
Energy Transfer LP
2.90%, 5/15/25	100,000	99,230
5.25%, 4/15/29	100,000	100,340
5.30%, 4/15/47	25,000	22,142
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	179,948	142,110
MPLX LP
4.80%, 2/15/29	50,000	49,562
2.65%, 8/15/30	125,000	109,381
4.50%, 4/15/38	75,000	65,388
	Shares/ Principal	Fair Value
PIPELINES - 1.8% (Continued)
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	$39,000	$39,015
5.00%, 3/15/27	100,000	100,205
Targa Resources Corp., 4.20%, 2/1/33	40,000	36,345
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	174,104
5.65%, 3/15/33	75,000	75,684
		1,069,104
REITS - 2.3%
Agree LP, 4.80%, 10/1/32	110,000	105,197
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	49,595
2.38%, 7/15/31	30,000	25,092
5.50%, 7/15/34	140,000	138,769
American Tower Corp., 2.40%, 3/15/25	125,000	124,340
Camden Property Trust, 2.80%, 5/15/30	75,000	67,298
Crown Castle, Inc., 3.65%, 9/1/27	75,000	72,720
CubeSmart LP, 2.50%, 2/15/32	15,000	12,544
Essex Portfolio LP, 3.00%, 1/15/30	75,000	67,833
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	35,758
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	45,123
Kilroy Realty LP, 4.75%, 12/15/28	79,000	77,096
Prologis LP, 4.63%, 1/15/33	75,000	72,334
Realty Income Corp.
4.88%, 6/1/26	75,000	75,188
3.40%, 1/15/30	100,000	92,918
Regency Centers LP, 2.95%, 9/15/29	125,000	114,543
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	76,000	80,578
UDR, Inc., 2.10%, 8/1/32	25,000	19,864
WP Carey, Inc.
4.00%, 2/1/25	30,000	29,961
3.85%, 7/15/29	75,000	71,316
2.40%, 2/1/31	25,000	21,252
		1,399,319
RETAIL - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28 (a)	100,000	88,765
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (a)	50,000	48,284
AutoNation, Inc., 1.95%, 8/1/28	25,000	22,473
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	74,722
Home Depot, Inc. (The), 3.25%, 4/15/32	25,000	22,307
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	67,113
4.25%, 4/1/52	50,000	39,098
McDonald's Corp., 4.45%, 9/1/48	25,000	20,870
Starbucks Corp., 4.00%, 11/15/28	75,000	72,704
		456,336

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
SEMICONDUCTORS - 1.1%
Broadcom, Inc.
4.15%, 4/15/32 (a)	$53,000	$49,736
3.42%, 4/15/33 (a)	150,000	131,333
3.47%, 4/15/34 (a)	165,000	143,042
Intel Corp.
5.20%, 2/10/33	100,000	96,706
5.15%, 2/21/34	28,000	26,870
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	45,929
2.50%, 5/11/31	125,000	106,583
2.65%, 2/15/32	75,000	63,144
		663,343
SOFTWARE - 1.8%
Cadence Design Systems, Inc., 4.70%, 9/10/34	56,000	53,709
Constellation Software, Inc., 5.46%, 2/16/34 (a)	41,000	41,141
Fiserv, Inc., 4.20%, 10/1/28	100,000	97,244
Intuit, Inc., 1.65%, 7/15/30	205,000	172,683
Oracle Corp.
4.50%, 5/6/28	75,000	74,253
2.95%, 4/1/30	25,000	22,581
4.65%, 5/6/30	100,000	98,584
2.88%, 3/25/31	225,000	198,027
4.90%, 2/6/33	91,000	88,629
3.60%, 4/1/40	25,000	19,575
6.90%, 11/9/52	100,000	112,221
VMware LLC
1.80%, 8/15/28	25,000	22,427
2.20%, 8/15/31	75,000	62,229
Workday, Inc., 3.80%, 4/1/32	25,000	22,764
		1,086,067
TELECOMMUNICATIONS - 2.3%
AT&T, Inc.
2.55%, 12/1/33	123,000	99,142
4.90%, 8/15/37	50,000	47,200
4.85%, 3/1/39	85,000	78,623
3.50%, 6/1/41	100,000	76,700
3.65%, 6/1/51	25,000	17,676
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	207,652
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	81,630
3.75%, 4/15/27	111,000	108,432
3.88%, 4/15/30	167,000	157,123
5.20%, 1/15/33	150,000	148,516
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	227,644
4.02%, 12/3/29	25,000	23,986
2.55%, 3/21/31	100,000	86,173
		1,360,497
	Shares/ Principal	Fair Value
TRANSPORTATION - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	$75,000	$72,858
FedEx Corp., 3.40%, 2/15/28	25,000	23,950
Union Pacific Corp., 2.80%, 2/14/32	100,000	86,762
		183,570
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29 (a)	48,000	48,170
TOTAL CORPORATE BONDS AND NOTES (Cost - $24,421,197)		23,239,738
AGENCY MORTGAGE BACKED SECURITIES - 28.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.2%
Freddie Mac Pool
4.00%, 3/1/50	372,154	345,408
3.00%, 12/1/50	562,048	487,189
2.50%, 9/1/51	757,118	624,573
4.50%, 6/1/52	502,177	476,050
		1,933,220
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.9%
Fannie Mae Pool
4.50%, 6/1/31	177,346	169,291
4.50%, 7/1/48	288,226	275,632
5.00%, 11/1/48	198,925	196,918
2.00%, 11/1/50	892,311	700,024
2.50%, 11/1/50	898,589	743,926
2.50%, 3/1/51	68,439	56,683
2.50%, 9/1/51	86,216	71,405
2.50%, 10/1/51	341,332	282,710
2.50%, 11/1/51	199,803	165,481
2.50%, 11/1/51	156,602	129,696
2.50%, 2/1/52	200,130	162,804
5.00%, 11/1/52	878,599	847,963
5.50%, 11/1/52	850,118	849,750
6.00%, 12/1/52	800,187	816,115
Federal National Mortgage Association 2.50%, 1/1/55 (c)	1,000,000	812,656
3.00%, 1/1/55 (c)	1,000,000	847,656
6.50%, 1/1/55 (c)	1,000,000	1,020,781
Freddie Mac Pool, 2.00%, 1/1/52	1,735,001	1,350,725
		9,500,216
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.8%
Ginnie Mae, 2.00%, 8/20/51	380,257	292,920
Ginnie Mae II Pool
4.50%, 2/20/48	100,690	96,620
4.50%, 5/20/48	103,161	98,862
4.50%, 8/20/48	130,472	125,035
5.00%, 8/20/48	26,327	25,935
4.50%, 9/20/48	458,762	439,639
5.00%, 10/20/48	155,420	152,564
5.00%, 11/20/48	95,038	93,292

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.8% (Continued)
5.00%, 12/20/48	$50,131	$49,210
5.00%, 1/20/49	147,391	145,106
4.00%, 2/20/49	133,004	124,126
4.50%, 3/20/49	4,395	4,212
5.00%, 3/20/49	71,822	69,933
4.00%, 5/20/49	121,075	112,805
4.50%, 10/20/49	104,385	100,037
3.00%, 3/20/50	372,170	325,415
3.00%, 11/20/51	745,317	646,269
2.00%, 12/20/51	949,383	757,699
3.50%, 6/20/52	942,263	843,400
4.50%, 10/20/52	863,021	816,962
5.50%, 5/20/54	531,510	527,364
		5,847,405
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $18,272,378)		17,280,841
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 21.2%
1988 CLO 5 Ltd., 6.87%, (3 Month Term SOFR + 1.54%), 7/15/37 (a),(b)	250,000	251,205
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (d)	150,000	118,942
American Express Credit Account Master Trust, 3.39%, 5/15/27	175,000	174,275
Apidos CLO XV, 5.89%, (3 Month Term SOFR + 1.27%), 4/20/31 (a),(b)	110,096	110,225
ARZ Trust 2024-BILT, 5.77%, 6/11/29 (a)	150,000	151,671
ASSURANT CLO LTD., 5.92%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	484,053	484,932
Bank 2023-BNK46, 5.75%, 8/15/56	150,000	155,820
Bank 2024-BNK47, 5.72%, 6/15/57	100,000	103,880
Bank of America Auto Trust 2023-2, 5.85%, 8/17/26 (a)	45,523	45,653
BANK5 2024-5YR11, 5.89%, 11/15/57	100,000	102,793
BANK5 2024-5YR7, 5.77%, 6/15/57	100,000	102,766
BANK5 2024-5YR8, 5.88%, 8/15/57	75,000	77,011
BANK5 2024-5YR9, 6.18%, 8/15/57 (d)	150,000	154,193
Barclays Dryrock Issuance Trust
5.50%, (SOFR + 0.90%), 8/15/28 (b)	100,000	100,360
4.72%, 2/15/29	300,000	300,605
BBCMS Mortgage Trust 2024-5C25
6.15%, 3/15/57 (d)	150,000	152,439
6.36%, 3/15/57 (d)	100,000	102,835
Benchmark 2024-V8 Mortgage Trust, 6.19%, 7/15/57 (d)	75,000	77,951
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	105,867
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	131,248
BMO 2024-5C6 Mortgage Trust
5.32%, 9/15/57	100,000	100,299
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 21.2% (Continued)
5.75%, 9/15/57 (d)	$100,000	$100,867
BMO 2024-C9 Mortgage Trust, 5.76%, 7/15/57	125,000	129,362
BX Commercial Mortgage Trust 2024-XL4, 5.84%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	97,201	97,607
BX Commercial Mortgage Trust 2024-XL5, 5.79%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	90,464	90,847
BX Trust 2021-ARIA, 6.16%, (1 Month Term SOFR + 1.76%), 10/15/36 (a),(b)	50,000	49,846
BX Trust 2024-BIO, 6.04%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	150,121
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27	100,000	99,575
4.95%, 10/15/27	200,000	201,206
Carlyle US CLO 2024-2 Ltd., 6.68%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	252,684
CarVal CLO IX-C Ltd., 6.72%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	253,375
Cathedral Lake VIII Ltd., 7.50%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	150,208
CBAM 2018-5 Ltd., 5.93%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	192,659	192,896
CIFC Falcon 2020 Ltd., 5.88%, (3 Month Term SOFR + 1.26%), 1/20/33 (a),(b)	300,000	300,089
Cifc Funding 2023-III Ltd., 6.22%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	301,764
Citizens Auto Receivables Trust 2024-1, 5.43%, 10/15/26 (a)	129,737	130,080
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/24/66 (a),(d)	64,425	52,204
Connecticut Avenue Securities Trust
6.22%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	34,368
8.47%, (SOFR + 3.90%), 4/25/43 (a),(b)	10,000	10,753
6.37%, (SOFR + 1.80%), 1/25/44 (a),(b)	50,000	50,302
6.37%, (SOFR + 1.80%), 2/25/44 (a),(b)	100,000	100,920
6.51%, (SOFR + 1.95%), 3/25/44 (a),(b)	50,000	50,515
Discover Card Execution Note Trust, 4.31%, 3/15/28	200,000	199,551
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	100,000	85,636
Elmwood CLO 24 Ltd., 5.77%, (3 Month Term SOFR + 1.32%), 1/17/38 (a),(b)	275,000	274,993
Ford Credit Auto Lease Trust 2024-A, 5.24%, 7/15/26	183,438	183,767
Ford Credit Auto Owner Trust 2023-C, 5.68%, 9/15/26	94,688	94,961
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (a),(e)	150,000	150,443

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 21.2% (Continued)
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28 (d)	$50,000	$50,447
5.35%, (SOFR + 0.68%), 2/25/33 (b)	84,307	84,307
4.90%, 10/25/33	150,000	149,472
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.22%, (SOFR + 1.65%), 1/25/34 (a),(b)	12,887	12,983
Freddie Mac STACR REMIC Trust 2024-DNA2, 5.77%, (SOFR + 1.20%), 5/25/44 (a),(b)	143,668	144,108
Freddie Mac STACR REMIC Trust 2024-HQA1
5.82%, (SOFR + 1.25%), 3/25/44 (a),(b)	70,613	70,925
6.57%, (SOFR + 2.00%), 3/25/44 (a),(b)	50,000	50,468
Freddie Mac STACR REMIC Trust 2024-HQA2, 5.82%, (SOFR + 1.25%), 8/25/44 (a),(b)	217,500	218,386
GM Financial Consumer Automobile Receivables Trust 2023-4, 5.89%, 11/16/26	63,539	63,761
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	117,607	117,860
GoldenTree Loan Management US CLO 19 Ltd., 6.12%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	251,481
Halseypoint CLO 7 Ltd., 6.87%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	252,187
Hartwick Park CLO Ltd., 5.55%, (3 Month Term SOFR + 1.16%), 1/20/37 (a),(b)	275,000	275,047
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	250,000	253,923
Hyundai Auto Lease Securitization Trust 2024-A, 5.15%, 6/15/26 (a)	159,058	159,389
Invesco US CLO 2024-4 Ltd., 5.65%, (3 Month Term SOFR + 1.33%), 1/15/38 (a),(b)	250,000	250,043
JP Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.02%, 1/5/39 (a)	100,000	92,132
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	92,761	73,397
JP Morgan Mortgage Trust 2023-10, 6.00%, 5/25/54 (a),(d)	16,500	16,481
JP Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (a),(d)	189,227	188,961
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/25/64 (a),(e)	290,748	291,384
LEX 2024-BBG Mortgage Trust, 4.87%, 10/13/33 (a),(d)	150,000	146,831
Mercedes-Benz Auto Receivables Trust 2023-2, 5.92%, 11/16/26	20,344	20,410
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	212,568
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 21.2% (Continued)
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	$262,161	$262,771
Nissan Auto Receivables 2023-A Owner Trust, 5.34%, 2/17/26	10,161	10,165
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	50,000	50,718
OBX 2024-NQM6 Trust, 6.45%, 2/25/64 (a),(e)	212,294	214,563
OCP CLO 2019-16 Ltd., 5.94%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	234,625	235,127
Palmer Square Loan Funding 2022-2 Ltd., 5.93%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)	97,940	98,075
Regatta 30 Funding Ltd., 5.63%, (3 Month Term SOFR + 1.32%), 1/25/38 (a),(b)	250,000	250,043
ROCK TRUST 2024-CNTR
5.39%, 11/13/41 (a)	150,000	149,523
5.93%, 11/13/41 (a)	100,000	100,097
Sagard-Halseypoint CLO 8 Ltd., 5.70%, (3 Month Term SOFR + 1.39%), 1/30/38 (a),(b)	200,000	200,034
Santander Drive Auto Receivables Trust 2023-6, 6.08%, 5/17/27	43,155	43,275
Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	36,058	36,153
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)	150,000	140,251
Trinitas CLO XXXI Ltd., 5.73%, (3 Month Term SOFR + 1.35%), 1/22/38 (a),(b)	250,000	249,984
TYSN 2023-CRNR Mortgage Trust, 6.58%, 12/10/33 (a),(d)	200,000	207,839
Wells Fargo Commercial Mortgage Trust 2024-MGP, 6.09%, (1 Month Term SOFR + 1.69%), 8/15/41 (a),(b)	100,000	99,758
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)	5,264	4,640
World Omni Auto Receivables Trust 2023-B, 5.25%, 11/16/26	19,592	19,600
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $12,794,203)		12,713,477
U.S. TREASURY SECURITIES AND AGENCY BONDS - 6.9%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	258,476
3.50%, 9/1/32	40,000	36,589
2.85%, 3/28/34	370,000	316,547
1.70%, 4/23/35	540,000	403,189
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	80,188
U.S. Treasury Note
4.50%, 4/15/27	1,790,000	1,798,810
0.50%, 6/30/27	390,000	355,540
3.75%, 5/31/30	290,000	280,654

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

	Shares/ Principal		Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 6.9% (Continued)
3.75%, 6/30/30		$370,000	$357,888
4.38%, 5/15/34		74,000	72,879
U.S. Treasury Strip Coupon
0.00%, 11/15/29 (f)		68,600	55,031
0.00%, 8/15/30 (f)		30,000	23,171
0.00%, 11/15/30 (f)		30,000	22,864
0.00%, 11/15/31 (f)		30,000	21,748
0.00%, 5/15/32 (f)		64,500	45,697
0.00%, 8/15/33 (f)		30,000	19,959
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $4,400,692)			4,149,230
SOVEREIGN DEBTS - 1.0%
Chile Government International Bond, 4.95%, 1/5/36		200,000	189,040
Mexico Government International Bond, 3.25%, 4/16/30		290,000	252,247
Peruvian Government International Bond, 3.23%, 7/28/2121		20,000	10,498
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	27,652
Romanian Government International Bond 3.00%, 2/27/27 (a)		30,000	28,242
2.12%, 7/16/31	EUR	30,000	25,701
6.38%, 1/30/34		80,000	76,555
TOTAL SOVEREIGN DEBTS (Cost - $685,624)			609,935
MUNICIPAL BONDS - 1.0%
Maryland Economic Development Corp.
4.83%, 11/30/30 (g)		25,000	24,604
4.97%, 11/30/32 (g)		60,000	58,682
Metropolitan Transportation Authority, 5.18%, 11/15/49 (g)		15,000	12,883
New Jersey Turnpike Authority, 7.10%, 1/1/41 (g)		25,000	27,919
State of California, 7.60%, 11/1/40		175,000	208,397
State of Illinois, 5.10%, 6/1/33 (g)		249,412	245,893
TOTAL MUNICIPAL BONDS (Cost - $625,160)			578,378
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 4.5%
U.S. TREASURY SECURITIES - 3.3%
U.S. Treasury Bill
0.00%, 2/27/25 (f)	$700,000	$695,405
0.00%, 4/24/25 (f)	1,300,000	1,283,185
TOTAL U.S. TREASURY SECURITIES (Cost - $1,977,397)		1,978,590
MONEY MARKET FUNDS - 1.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.38% (h) (Cost - $708,476)	708,476	708,476
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,685,873)		2,687,066
TOTAL INVESTMENTS - 102.4% (Cost - $63,885,127)		$61,258,665
OTHER ASSETS LESS LIABILITIES - NET (2.4)%		(1,451,731)
TOTAL NET ASSETS - 100.0%		$59,806,934

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2024, these securities amounted to $10,764,919 or 18.0% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  Rate shown represents discount rate at the time of purchase.

(g)  Sinking bond security.

(h)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIP - Separate trading of registered interest and principal of securities

FORWARD SALES CONTRACTS
At December 31, 2024, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Government National Mortgage Association	4.50%	TBA - 30yr	1/20/2055	$(1,000,000)	$(944,375)
(Proceeds Receivable: $(957,031))					$(944,375)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
ICE 3 Month SONIA Future	Morgan Stanley	7	3/17/2026	$2,102,169	$(3,335)
U.S. 10 Year Note Future	Morgan Stanley	1	3/20/2025	108,750	30
U.S. 2 Year Note Future	Morgan Stanley	28	3/31/2025	5,757,063	41
U.S. 5 Year Note Future	Morgan Stanley	28	3/31/2025	2,976,531	(23,282)
U.S. Long Bond Future	Morgan Stanley	15	3/20/2025	1,707,656	(49,269)
U.S. Ultra Bond Future	Morgan Stanley	40	3/20/2025	4,756,250	(166,708)
					(242,523)
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	Morgan Stanley	2	3/20/2025	222,625	4,281
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(238,242)

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	4.396%	EFFR	03/19/25	25,930,000	USD	$3,181	$873	$2,308
Morgan Stanley	Annually	SOFR- COMPOUND	3.500%	04/21/25	150,000	USD	2,192	(38)	2,230
Morgan Stanley	Quarterly	6 Month Australian Bill	4.250%	03/19/27	280,000	AUD	(1,611)	(1,596)	(15)
Morgan Stanley	Annually	SOFR- COMPOUND	3.000%	03/19/27	2,750,000	USD	54,288	51,116	3,172
Morgan Stanley	Annually	4.250%	Sterling Overnight Index Average	03/19/27	2,370,000	GBP	3,441	16,071	(12,630)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.750%	03/19/27	86,000,000	JPY	(586)	(818)	232
Morgan Stanley	Annually	Euro Short-Term Rate	2.500%	03/19/27	1,400,000	EUR	(16,875)	(18,787)	1,912
Morgan Stanley	Annually	Swiss Average Rate Overnight	0.250%	03/19/27	1,200,000	CHF	(6,935)	(4,414)	(2,521)
Morgan Stanley	Quarterly	2.000%	3 Moth Stockholm Interbank Offered Rate	03/19/27	7,590,000	SEK	(4,719)	72	(4,791)
Morgan Stanley	Semi-Annually	3.000%	Canadian Overnight Repo Rate Average	03/19/27	210,000	CAD	895	684	211
Morgan Stanley	Annually	SOFR- COMPOUND	3.500%	03/19/27	70,000	USD	720	599	121
Morgan Stanley	Semi-Annually	4.000%	6 Month Norway Ibor	03/19/27	18,060,000	NOK	(7,308)	3,413	(10,721)
Morgan Stanley	Annually	Sterling Overnight Index Average	4.000%	03/19/27	100,000	GBP	438	97	341
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	03/19/27	160,000	EUR	1,259	1,378	(119)
Morgan Stanley	Annually	3.500%	Sterling Overnight Index Average	08/31/27	1,201,046	GBP	(6,391)	1,015	(7,406)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.180%	11/22/27	8,260,000	EUR	669	(6,172)	6,841
Morgan Stanley	Quarterly	2.143%	3 Month Euribor	11/22/27	8,260,000	EUR	(148)	6,311	(6,459)
Morgan Stanley	Annually	4.000%	Sterling Overnight Index Average	03/20/28	20,000	GBP	(67)	(114)	47
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	05/15/28	692,315	EUR	4,386	(1,171)	5,557
Morgan Stanley	Annually	SOFR- COMPOUND	3.695%	05/31/29	870,000	USD	11,119	875	10,244
Morgan Stanley	Annually	Sterling Overnight Index Average	3.500%	08/31/29	1,101,219	GBP	8,666	(4,672)	13,338

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	3.038%	SOFR-COMPOUND	09/13/29	940,000	USD	$(15,696)	$820	$(16,516)
Morgan Stanley	Semi-Annually	Canadian Overnight Repo Rate Average	2.458%	09/13/29	1,260,000	CAD	3,763	(409)	4,172
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.750%	03/19/30	285,000,000	JPY	6,143	4,170	1,973
Morgan Stanley Quarterly	2.250%	3 Moth Stockholm	Interbank Offered Rate	03/19/30	7,100,000	SEK	(7,890)	4,977	(12,867)
Morgan Stanley	Semi-Annually	4.250%	6 Month Australian Bill	03/19/30	540,000	AUD	3,341	4,034	(693)
Morgan Stanley	Quarterly	4.000%	3 Month New Zealand Dollar Bank Bill Rate	03/19/30	430,000	NZD	5,459	4,096	1,363
Morgan Stanley	Semi-Annually	2.750%	6 Month Euribor	03/19/30	500,000	EUR	12,864	17,195	(4,331)
Morgan Stanley	Annually	SOFR- COMPOUND	3.000%	03/19/30	280,000	USD	12,842	11,154	1,688
Morgan Stanley	Semi-Annually	2.801%	Canadian Overnight Repo Rate Average	09/11/31	1,330,000	CAD	(3,296)	518	(3,814)
Morgan Stanley	Annually	SOFR- COMPOUND	3.215%	09/12/31	1,010,000	USD	13,594	(832)	14,426
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	11/10/33	510,000	EUR	12,783	11,653	1,130
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.295%	08/02/34	42,450,000	JPY	(464)	(94)	(370)
Morgan Stanley	Annually	3.500%	Sterling Overnight Index Average	08/29/34	218,556	GBP	(5,733)	(384)	(5,349)
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	11/08/34	988,770	EUR	622	4,552	(3,930)
Morgan Stanley	Quarterly	4.250%	3 Month New Zealand Dollar Bank Bill Rate	03/19/35	370,000	NZD	5,517	5,354	163
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	3.750%	03/19/35	850,000	NOK	1,685	(845)	2,530
Morgan Stanley	Quarterly	2.500%	3 Moth Stockholm Interbank Offered Rate	03/19/35	2,400,000	SEK	(4,180)	4,696	(8,876)
Morgan Stanley	Annually	SOFR- COMPOUND	3.250%	03/19/35	20,000	USD	1,324	1,121	203
Morgan Stanley	Annually	Swiss Average Rate Overnight	0.500%	03/19/35	100,000	CHF	(1,284)	(2,095)	811
Morgan Stanley	Semi-Annually	6 Month Euribor	2.750%	03/19/35	200,000	EUR	(7,297)	(11,142)	3,845
Morgan Stanley	Semi-Annually	4.500%	6 Month Australian Bill	03/19/35	250,000	AUD	2,014	3,207	(1,193)
Morgan Stanley	Semi-Annually	Canadian Overnight Repo Rate Average	2.750%	03/19/35	80,000	CAD	986	1,218	(232)
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	03/19/35	60,000	GBP	(1,866)	(84)	(1,782)
Morgan Stanley	Semi-Annually	2.152%	6 Month Euribor	08/10/37	470,000	EUR	(7,941)	(14,685)	6,744
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	01/25/39	570,000	EUR	9,572	4,444	5,128
Morgan Stanley	Semi-Annually	6 Month Euribor	1.452%	08/11/42	1,220,000	EUR	41,429	42,663	(1,234)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	01/25/44	1,350,000	EUR	(11,399)	(4,701)	(6,698)
Morgan Stanley	Annually	2.160%	Tokyo Overnight Average Rate	08/02/44	51,330,000	JPY	(4,431)	164	(4,595)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	11/08/44	629,220	EUR	(5,619)	(9,481)	3,862
Morgan Stanley	Semi-Annually	1.051%	6 Month Euribor	08/12/47	710,000	EUR	(19,150)	(17,427)	(1,723)
Morgan Stanley	Semi-Annually	2.000%	6 Month Euribor	01/25/49	780,000	EUR	5,789	1,568	4,221
Morgan Stanley	Semi-Annually	6 Month Euribor	2.000%	05/19/53	190,000	EUR	(1,524)	1,171	(2,695)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	11/10/53	250,000	EUR	(14,734)	(12,759)	(1,975)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2024

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	03/19/55	260,000	EUR	$(20,422)	$(30,328)	$9,906
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$53,415	$68,231	$(14,816)

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX.NA.IG.40	Quarterly	Buy	1.00%	-	BBB	06/20/28	$476,577	$10,417	$5,356	$5,061
Morgan Stanley	CDX.NA.IG.42	Quarterly	Buy	1.00%	-	BBB	06/20/29	1,517,314	34,578	29,112	5,466
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$44,995	$34,468	$10,527

*  Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

EFFR - Effective Federal Funds Rate

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
01/16/25	Morgan Stanley	44,052	USD	40,611	EUR	$1,972
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$1,972

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

December 31, 2024

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$47,455,280	$415,609,906	$62,460,898	$111,663,730
Investments in securities, at fair value	$55,202,520	$639,752,691	$99,647,560	$125,852,063
Foreign cash (cost $-, $-, $- and $87,136, respectively)	-	-	-	369,707
Deposit with broker for futures contracts	-	853,185	134,472	1,064,798
Receivable for securities sold	-	2,773,883	1,379,097	1,024,804
Receivable for portfolio shares sold	-	123,688	2,519	7,386
Interest and dividends receivable	3,397	414,659	27,024	157,303
Dividend tax reclaim receivable	-	51,535	-	573,909
Advisory receivable, net	-	-	-	10,129
Prepaid expenses	12,128	132,405	20,093	30,084
Total Assets	55,218,045	644,102,046	101,210,765	129,090,183
Liabilities:
Unrealized depreciation on futures contracts, net	-	316,875	47,652	419,810
Payable for securities purchased	39,419	2,651,196	1,028,670	928,450
Payable for portfolio shares redeemed	25,481	225,839	153,724	12,775
Accrued distribution (12b-1) fees	2,584	7,958	5,902	9,190
Accrued investment advisory fees	10,512	217,850	32,295	-
Regulatory and compliance fees payable	242	2,448	382	615
Administrative service fees payable	3,321	34,733	5,801	8,151
Accrued expenses and other liabilities	5,820	64,076	10,692	25,727
Total Liabilities	87,379	3,520,975	1,285,118	1,404,718
Net Assets	$55,130,666	$640,581,071	$99,925,647	$127,685,465
Composition of Net Assets:
Paid-in capital	$42,554,338	$336,817,679	$40,886,770	$118,577,504
Total distributable earnings	12,576,328	303,763,392	59,038,877	9,107,961
Net Assets	$55,130,666	$640,581,071	$99,925,647	$127,685,465
Class I Shares:
Net Assets	$43,087,386	$604,097,594	$72,869,496	$85,201,060
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,783,313	37,304,418	3,505,823	8,174,415
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.39	$16.19	$20.79	$10.42
Class II Shares:
Net Assets	$12,043,280	$36,483,477	$27,056,151	$42,484,405
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,059,524	2,256,382	1,302,288	4,080,262
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.37	$16.17	$20.78	$10.41

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

December 31, 2024

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$217,898,340	$200,828,330	$44,930,781	$63,885,127
Investments in securities, at fair value	$271,258,964	$226,180,685	$46,045,095	$61,258,665
Premiums paid on open swap contracts, net	-	-	-	102,698
Cash	6	-	-	-
Foreign cash (cost $-, $-, $- and $16,953, respectively)	-	-	-	16,457
Deposit with broker for futures contracts	329,112	308,300	77,224	616,324
Deposit with broker for swap contracts	-	-	-	64,344
Unrealized appreciation on forward foreign currency contracts	-	-	-	1,972
Receivable for securities sold	1,379,126	1,091,530	101,746	957,031
Receivable for portfolio shares sold	-	-	-	309,638
Interest and dividends receivable	70,545	247,115	822,435	427,869
Dividend tax reclaim receivable	284	-	345	1,227
Prepaid expenses	57,017	49,780	10,100	12,513
Total Assets	273,095,054	227,877,410	47,056,945	63,768,738
Liabilities:
Forward sale contracts, at fair value (proceeds receivable $-, $-, $- and $(957,031), respectively)	-	-	-	944,375
Unrealized depreciation on futures contracts, net	108,177	119,100	34,959	238,242
Unrealized depreciation on swap contracts, net	-	-	-	4,289
Due to custodian	-	-	93,144	-
Payable for securities purchased	1,278,573	1,034,657	-	2,744,258
Payable for portfolio shares redeemed	330,352	126,975	51,068	-
Accrued distribution (12b-1) fees	25,782	1,422	178	-
Accrued investment advisory fees	130,580	89,555	20,071	16,963
Regulatory and compliance fees payable	1,068	947	208	248
Administrative service fees payable	17,529	12,487	2,454	3,035
Accrued expenses and other liabilities	29,014	26,772	5,699	10,394
Total Liabilities	1,921,075	1,411,915	207,781	3,961,804
Net Assets	$271,173,979	$226,465,495	$46,849,164	$59,806,934
Composition of Net Assets:
Paid-in capital	$210,489,315	$168,547,031	$51,719,057	$68,780,892
Total distributable earnings (losses)	60,684,664	57,918,464	(4,869,893)	(8,973,958)
Net Assets	$271,173,979	$226,465,495	$46,849,164	$59,806,934
Class I Shares:
Net Assets	$155,903,226	$219,959,424	$46,018,376	$59,806,934
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	10,942,237	18,532,165	5,063,838	7,074,777
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.25	$11.87	$9.09	$8.45
Class II Shares:
Net Assets	$115,270,753	$6,506,071	$830,788	$-
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,138,072	546,996	91,325	-
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.16	$11.89	$9.10	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Year Ended December 31, 2024

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income *	$1,357,628	$7,953,472	$667,750	$3,515,078
Interest income	23,964	453,625	91,319	456,479
Total Investment Income	1,381,592	8,407,097	759,069	3,971,557
Expenses:
Investment advisory fee	124,911	2,442,866	358,909	814,639
Distribution fees (12b-1) - Class II Shares	30,260	89,270	64,115	111,534
Administrative service fees	18,633	205,560	31,833	44,557
Legal fees	17,706	192,987	29,835	42,474
Trustees fees	6,652	71,479	11,122	15,919
Custody fees	2,565	30,889	11,586	136,999
Regulatory and compliance fees	2,658	28,958	4,482	6,403
Miscellaneous expenses	21,066	203,753	31,938	122,283
Total Expenses	224,451	3,265,762	543,820	1,294,808
Expenses waived	-	-	-	(110,702)
Net Expenses	224,451	3,265,762	543,820	1,184,106
Net Investment Income	1,157,141	5,141,335	215,249	2,787,451
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	4,472,680	80,878,949	22,448,381	5,649,193
Futures contracts	-	2,080,025	316,492	757,279
Foreign currency translations	-	(10)	-	(55,409)
Capital gain distributions from underlying funds	-	-	-	37,095
	4,472,680	82,958,964	22,764,873	6,388,158
Net change in unrealized appreciation/(depreciation) on:
Investments	526,297	57,069,714	2,959,152	(545,655)
Futures contracts	-	(525,678)	(74,576)	(639,443)
Foreign currency translations	-	(1,797)	-	(44,616)
	526,297	56,542,239	2,884,576	(1,229,714)
Net Realized and Change in Unrealized Gain	4,998,977	139,501,203	25,649,449	5,158,444
Net Increase in Net Assets Resulting from Operations	$6,156,118	$144,642,538	$25,864,698	$7,945,895
* Foreign taxes withheld	$-	$904	$270	$401,667

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Year Ended December 31, 2024

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income *	$1,724,254	$4,781,584	$-	$-
Interest income **	193,129	169,638	3,793,443	2,602,694
Interest income from affiliates	-	-	15,894	-
Total Investment Income	1,917,383	4,951,222	3,809,337	2,602,694
Expenses:
Investment advisory fee	1,421,246	1,047,716	241,777	199,068
Distribution fees (12b-1) - Class II Shares	279,547	16,900	1,731	-
Administrative service fees	86,455	76,408	15,869	19,215
Legal fees	81,520	72,407	15,089	18,231
Trustees fees	30,003	26,805	5,691	6,894
Custody fees	25,145	24,435	5,637	30,216
Regulatory and compliance fees	12,185	10,850	2,267	2,736
Miscellaneous expenses	94,312	73,428	17,576	22,862
Total Expenses	2,030,413	1,348,949	305,637	299,222
Net Expenses	2,030,413	1,348,949	305,637	299,222
Net Investment Income (Loss)	(113,030)	3,602,273	3,503,700	2,303,472
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	39,698,500	33,375,604	470,217	(443,247)
Investments in affiliated securities	-	-	16,956	-
Futures contracts	799,612	807,065	(6,133)	(119,137)
Swap contracts	-	-	-	(5,567)
Swaptions	-	-	-	5,012
Forward foreign currency contracts	-	-	-	(1,566)
Foreign currency translations	-	-	-	(2,366)
	40,498,112	34,182,669	481,040	(566,871)
Net change in unrealized appreciation/(depreciation) on:
Investments	10,881,411	(3,193,084)	52,709	(392,631)
Investments in affiliated securities	-	-	(20,725)	-
Futures contracts	(138,577)	(212,525)	(63,786)	(639,199)
Swap contracts	-	-	-	(35,032)
Forward foreign currency contracts	-	-	-	4,540
Foreign currency translations	-	-	-	(6,615)
	10,742,834	(3,405,609)	(31,802)	(1,068,937)
Net Realized and Change in Unrealized Gain/ (Loss)	51,240,946	30,777,060	449,238	(1,635,808)
Net Increase in Net Assets Resulting from Operations	$51,127,916	$34,379,333	$3,952,938	$667,664
* Foreign taxes withheld	$512	$1,134	$-	$-
** Foreign taxes withheld	$-	$-	$2,866	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,157,141	$1,231,898	$5,141,335	$5,746,732
Net realized gain	4,472,680	1,267,746	82,958,964	30,541,590
Net change in unrealized appreciation	526,297	5,494,641	56,542,239	93,105,275
Net increase in net assets resulting from operations	6,156,118	7,994,285	144,642,538	129,393,597
From Distributions to Shareholders:
Class I	(2,132,029)	(1,978,815)	(33,514,280)	(5,766,284)
Class II	(560,437)	(483,203)	(1,943,187)	(278,435)
Total distributions paid	(2,692,466)	(2,462,018)	(35,457,467)	(6,044,719)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	1,035,866	1,556,830	692,721	2,361,917
Class II	564,719	988,244	3,490,904	4,227,058
Reinvestment of distributions
Class I	2,132,029	1,978,816	33,514,280	5,766,284
Class II	560,437	483,202	1,943,187	278,435
Cost of shares redeemed
Class I	(7,956,852)	(7,912,136)	(83,124,254)	(61,673,749)
Class II	(1,580,521)	(2,882,470)	(8,917,004)	(7,595,265)
Net decrease in net assets from share transactions of beneficial interest	(5,244,322)	(5,787,514)	(52,400,166)	(56,635,320)
Total increase (decrease) in net assets	(1,780,670)	(255,247)	56,784,905	66,713,558
Net Assets:
Beginning of year	56,911,336	57,166,583	583,796,166	517,082,608
End of year	$55,130,666	$56,911,336	$640,581,071	$583,796,166
Share Activity:
Class I
Shares sold	90,298	152,460	48,385	199,846
Shares reinvested	185,717	208,077	2,090,722	492,845
Shares redeemed	(699,963)	(764,264)	(5,391,899)	(5,035,070)
Net decrease in shares of beneficial interest outstanding	(423,948)	(403,727)	(3,252,792)	(4,342,379)
Share Activity:
Class II
Shares sold	48,659	94,030	222,956	355,825
Shares reinvested	48,861	50,917	121,373	23,818
Shares redeemed	(138,315)	(280,376)	(579,530)	(624,329)
Net decrease in shares of beneficial interest outstanding	(40,795)	(135,429)	(235,201)	(244,686)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$215,249	$346,958	$2,787,451	$2,228,745
Net realized gain	22,764,873	7,218,618	6,388,158	3,254,819
Net change in unrealized appreciation (depreciation)	2,884,576	21,300,067	(1,229,714)	14,039,234
Net increase in net assets resulting from operations	25,864,698	28,865,643	7,945,895	19,522,798
From Distributions to Shareholders:
Class I	(1,098,175)	(346,599)	(2,237,635)	(2,265,058)
Class II	(342,535)	(66,398)	(998,463)	(984,538)
Total distributions paid	(1,440,710)	(412,997)	(3,236,098)	(3,249,596)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	4,747,687	2,653,304	1,187,559	1,264,671
Class II	1,923,177	2,514,177	1,108,985	1,943,900
Reinvestment of distributions
Class I	1,098,176	346,599	2,237,635	2,265,058
Class II	342,535	66,398	998,463	984,538
Cost of shares redeemed
Class I	(18,822,838)	(14,249,667)	(14,134,725)	(13,225,425)
Class II	(4,775,407)	(4,776,439)	(5,746,108)	(5,495,036)
Net decrease in net assets from share transactions of beneficial interest	(15,486,670)	(13,445,628)	(14,348,191)	(12,262,294)
Total increase (decrease) in net assets	8,937,318	15,007,018	(9,638,394)	4,010,908
Net Assets:
Beginning of year	90,988,329	75,981,311	137,323,859	133,312,951
End of year	$99,925,647	$90,988,329	$127,685,465	$137,323,859
Share Activity:
Class I
Shares sold	245,757	187,301	112,334	131,144
Shares reinvested	54,231	25,448	206,615	255,074
Shares redeemed	(1,007,271)	(1,032,041)	(1,326,029)	(1,372,535)
Net decrease in shares of beneficial interest outstanding	(707,283)	(819,292)	(1,007,080)	(986,317)
Share Activity:
Class II
Shares sold	104,393	192,197	105,005	201,789
Shares reinvested	16,915	4,871	92,279	110,996
Shares redeemed	(255,987)	(345,113)	(541,276)	(570,063)
Net decrease in shares of beneficial interest outstanding	(134,679)	(148,045)	(343,992)	(257,278)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(113,030)	$391,518	$3,602,273	$3,764,771
Net realized gain	40,498,112	14,321,888	34,182,669	11,649,439
Net change in unrealized appreciation (depreciation)	10,742,834	38,181,775	(3,405,609)	13,587,831
Net increase in net assets resulting from operations	51,127,916	52,895,181	34,379,333	29,002,041
From Distributions to Shareholders:
Class I	(82,832)	(288,537)	(15,915,629)	(4,837,506)
Class II	-	(20,366)	(460,416)	(128,428)
Total distributions paid	(82,832)	(308,903)	(16,376,045)	(4,965,934)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	364,330	873,547	723,096	2,568,017
Class II	826,626	1,052,403	54,592	207,600
Reinvestment of distributions
Class I	82,832	288,537	15,915,629	4,837,506
Class II	-	20,366	460,416	128,428
Cost of shares redeemed
Class I	(21,391,939)	(21,234,575)	(33,508,908)	(29,296,208)
Class II	(15,266,761)	(14,064,816)	(1,132,234)	(877,498)
Net decrease in net assets from share transactions of beneficial interest	(35,384,912)	(33,064,538)	(17,487,409)	(22,432,155)
Total increase in net assets	15,660,172	19,521,740	515,879	1,603,952
Net Assets:
Beginning of year	255,513,807	235,992,067	225,949,616	224,345,664
End of year	$271,173,979	$255,513,807	$226,465,495	$225,949,616
Share Activity:
Class I
Shares sold	24,387	84,460	61,304	255,457
Shares reinvested	5,989	30,150	1,320,799	510,285
Shares redeemed	(1,652,219)	(2,036,661)	(2,785,917)	(2,839,671)
Net decrease in shares of beneficial interest outstanding	(1,621,843)	(1,922,051)	(1,403,814)	(2,073,929)
Share Activity:
Class II
Shares sold	59,085	101,770	4,167	19,961
Shares reinvested	-	2,135	38,114	13,505
Shares redeemed	(1,180,881)	(1,361,773)	(93,511)	(85,419)
Net decrease in shares of beneficial interest outstanding	(1,121,796)	(1,257,868)	(51,230)	(51,953)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$3,503,700	$3,364,715	$2,303,472	$2,217,496
Net realized gain (loss)	481,040	(2,097,709)	(566,871)	(1,665,929)
Net change in unrealized appreciation (depreciation)	(31,802)	4,433,838	(1,068,937)	2,796,223
Net increase in net assets resulting from operations	3,952,938	5,700,844	667,664	3,347,790
From Distributions to Shareholders:
Class I	(3,307,613)	(2,969,701)	(2,385,974)	(1,538,205)
Class II	(57,096)	(32,439)	-	-
Total distributions paid	(3,364,709)	(3,002,140)	(2,385,974)	(1,538,205)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	409,786	2,550,446	6,632,303	4,941,004
Class II	279,679	11,463	-	-
Reinvestment of distributions
Class I	3,307,613	2,969,701	2,385,973	1,538,205
Class II	57,095	32,439	-	-
Cost of shares redeemed
Class I	(7,322,055)	(8,508,200)	(7,327,682)	(9,505,017)
Class II	(35,982)	(134,292)	-	-
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,303,864)	(3,078,443)	1,690,594	(3,025,808)
Total decrease in net assets	(2,715,635)	(379,739)	(27,716)	(1,216,223)
Net Assets:
Beginning of year	49,564,799	49,944,538	59,834,650	61,050,873
End of year	$46,849,164	$49,564,799	$59,806,934	$59,834,650
Share Activity:
Class I
Shares sold	44,607	289,660	769,587	575,273
Shares reinvested	367,921	358,659	280,373	192,035
Shares redeemed	(794,853)	(961,203)	(843,609)	(1,108,340)
Net increase (decrease) in shares of beneficial interest outstanding	(382,325)	(312,884)	206,351	(341,032)
Share Activity:
Class II
Shares sold	30,155	1,272	-	-
Shares reinvested	6,344	3,908	-	-
Shares redeemed	(3,920)	(15,237)	-	-
Net increase (decrease) in shares of beneficial interest outstanding	32,579	(10,057)	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$10.73	$9.78	$13.17	$12.45		$11.42
Income from investment operations:
Net investment income (a,b)	0.24	0.23	0.22	0.20		0.19
Net realized and unrealized gain (loss) (c)	1.00	1.20	(2.01)	1.20		1.40
Total income (loss) from investment operations	1.24	1.43	(1.79)	1.40		1.59
Less distributions from:
Net investment income	(0.27)	(0.24)	(0.23)	(0.23)		(0.27)
Net realized gains	(0.31)	(0.24)	(1.37)	(0.45)		(0.29)
Total distributions from net investment income and net realized gains	(0.58)	(0.48)	(1.60)	(0.68)		(0.56)
Net asset value, end of year	$11.39	$10.73	$9.78	$13.17		$12.45
Total return (d)	11.46%	15.26%	(13.42)%	11.33%		14.46%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$43,087	$45,130	$45,106	$61,826		$64,791
Ratio of net expenses to average net assets (e)	0.34%	0.34%	0.33%	0.31%		0.31%
Ratio of gross expenses to average net assets (e)	0.34%	0.34%	0.33%	0.32	% (f)	0.33	% (f)
Ratio of net investment income to average net assets (b,e)	2.09%	2.22%	1.91%	1.52%		1.69%
Portfolio turnover rate	57%	73%	62%	73%		85%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$10.71	$9.76	$13.13	$12.41		$11.39
Income from investment operations:
Net investment income (a,b)	0.21	0.20	0.19	0.17		0.17
Net realized and unrealized gain (loss) (c)	1.00	1.20	(2.00)	1.19		1.38
Total income (loss) from investment operations	1.21	1.40	(1.81)	1.36		1.55
Less distributions from:
Net investment income	(0.24)	(0.21)	(0.19)	(0.19)		(0.24)
Net realized gains	(0.31)	(0.24)	(1.37)	(0.45)		(0.29)
Total distributions from net investment income and net realized gains	(0.55)	(0.45)	(1.56)	(0.64)		(0.53)
Net asset value, end of year	$11.37	$10.71	$9.76	$13.13		$12.41
Total return (d)	11.21%	14.93%	(13.58)%	11.04%		14.13%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$12,043	$11,782	$12,060	$15,826		$16,205
Ratio of net expenses to average net assets (e)	0.59%	0.59%	0.58%	0.56%		0.56%
Ratio of gross expenses to average net assets (e)	0.59%	0.59%	0.58%	0.57	% (f)	0.58	% (f)
Ratio of net investment income to average net assets (b,e)	1.85%	1.96%	1.68%	1.28%		1.45%
Portfolio turnover rate	57%	73%	62%	73%		85%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$13.56	$10.86		$17.10	$13.98		$12.39
Income from investment operations:
Net investment income (a)	0.13	0.13		0.16	0.13		0.15
Net realized and unrealized gain (loss) (b)	3.43	2.71		(3.35)	3.84		2.19
Total income (loss) from investment operations	3.56	2.84		(3.19)	3.97		2.34
Less distributions from:
Net investment income	(0.14)	(0.14)		(0.16)	(0.15)		(0.20)
Net realized gains	(0.79)	-		(2.89)	(0.70)		(0.55)
Total distributions from net investment income and net realized gains	(0.93)	(0.14)		(3.05)	(0.85)		(0.75)
Net asset value, end of year	$16.19	$13.56		$10.86	$17.10		$13.98
Total return (c)	26.30%	26.36%		(18.89)%	28.67%		19.69%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$604,098	$550,048		$487,420	$674,859		$575,095
Ratio of net expenses to average net assets	0.51%	0.51%		0.50%	0.49%		0.48%
Ratio of gross expenses to average net assets	0.51%	0.52	% (d)	0.50%	0.49%		0.50	% (d)
Ratio of net investment income to average net assets	0.84%	1.06%		1.12%	0.79%		1.23%
Portfolio turnover rate	104%	111%		106%	109	% (e)	122%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$13.55	$10.84		$17.07	$13.96		$12.37
Income from investment operations:
Net investment income (a)	0.09	0.10		0.12	0.09		0.12
Net realized and unrealized gain (loss) (b)	3.42	2.72		(3.34)	3.83		2.18
Total income (loss) from investment operations	3.51	2.82		(3.22)	3.92		2.30
Less distributions from:
Net investment income	(0.10)	(0.11)		(0.12)	(0.11)		(0.16)
Net realized gains	(0.79)	-		(2.89)	(0.70)		(0.55)
Total distributions from net investment income and net realized gains	(0.89)	(0.11)		(3.01)	(0.81)		(0.71)
Net asset value, end of year	$16.17	$13.55		$10.84	$17.07		$13.96
Total return (c)	25.96%	26.17%		(19.12)%	28.35%		19.42%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$36,483	$33,749		$29,662	$42,672		$36,731
Ratio of net expenses to average net assets	0.76%	0.76%		0.75%	0.74%		0.73%
Ratio of gross expenses to average net assets	0.76%	0.77	% (d)	0.75%	0.74%		0.75	% (d)
Ratio of net investment income to average net assets	0.59%	0.81%		0.87%	0.54%		0.98%
Portfolio turnover rate	104%	111%		106%	109	% (e)	122%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$16.10	$11.48	$20.21		$18.80
Income from investment operations:
Net investment income (b)	0.05	0.07	0.07		0.03
Net realized and unrealized gain (loss) (c)	4.94	4.63	(5.96)		1.67
Total income (loss) from investment operations	4.99	4.70	(5.89)		1.70
Less distributions from:
Net investment income	(0.06)	(0.08)	(0.07)		-
Net realized gains	(0.24)	-	(2.77)		(0.29)
Total distributions from net investment income and net realized gains	(0.30)	(0.08)	(2.84)		(0.29)
Net asset value, end of period	$20.79	$16.10	$11.48		$20.21
Total return (d)	31.09%	41.07%	(29.76)%		9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$72,869	$67,851	$57,785		$97,770
Ratio of net expenses to average net assets	0.49%	0.50%	0.48%		0.48	% (e)
Ratio of gross expenses to average net assets	0.49%	0.50%	0.49	% (f)	0.48	% (e)
Ratio of net investment income to average net assets	0.29%	0.48%	0.46%		0.36	% (e)
Portfolio turnover rate	146%	130%	120%		130	% (g,h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$16.10	$11.48	$20.19		$16.10		$12.66
Income from investment operations:
Net investment income (loss) (a)	0.01	0.03	0.03		(0.00	) (b)	0.03
Net realized and unrealized gain (loss) (c)	4.93	4.64	(5.95)		4.38		4.26
Total income (loss) from investment operations	4.94	4.67	(5.92)		4.38		4.29
Less distributions from:
Net investment income	(0.02)	(0.05)	(0.02)		-		(0.06)
Net realized gains	(0.24)	-	(2.77)		(0.29)		(0.79)
Total distributions from net investment income and net realized gains	(0.26)	(0.05)	(2.79)		(0.29)		(0.85)
Net asset value, end of year	$20.78	$16.10	$11.48		$20.19		$16.10
Total return (d)	30.73%	40.71%	(29.90)%		27.29%		34.68%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$27,056	$23,137	$18,196		$27,579		$20,175
Ratio of net expenses to average net assets	0.74%	0.75%	0.73%		0.77%		0.79%
Ratio of gross expenses to average net assets	0.74%	0.75%	0.74	% (e)	0.80	% (e)	0.87	% (e)
Ratio of net investment income to average net assets	0.04%	0.22%	0.21%		(0.00	)% (b)	0.21%
Portfolio turnover rate	146%	130%	120%		130	% (f)	133%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$10.10	$8.98	$11.55	$10.78		$9.98
Income from investment operations:
Net investment income (a,b)	0.23	0.17	0.27	0.22		0.14
Net realized and unrealized gain (loss) (c)	0.37	1.20	(2.11)	0.73		0.85
Total income (loss) from investment operations	0.60	1.37	(1.84)	0.95		0.99
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.32)	(0.18)		(0.19)
Net realized gains	-	-	(0.41)	-		-
Total distributions from net investment income and net realized gains	(0.28)	(0.25)	(0.73)	(0.18)		(0.19)
Net asset value, end of year	$10.42	$10.10	$8.98	$11.55		$10.78
Total return (d)	5.80%	15.63%	(15.24)%	8.77%		10.32%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$85,201	$92,699	$91,317	$120,258		$106,216
Ratio of net expenses to average net assets (e)	0.79%	0.77%	0.73%	0.72%		0.69%
Ratio of gross expenses to average net assets (e,f)	0.87%	0.81%	0.81%	0.82%		0.84%
Ratio of net investment income to average net assets (b,e)	2.15%	1.72%	2.69%	1.87%		1.55%
Portfolio turnover rate	52%	50%	59%	117	% (g)	161%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$10.09	$8.97	$11.53	$10.77		$9.97
Income from investment operations:
Net investment income (a,b)	0.20	0.14	0.24	0.19		0.12
Net realized and unrealized gain (loss) (c)	0.37	1.20	(2.09)	0.72		0.85
Total income (loss) from investment operations	0.57	1.34	(1.85)	0.91		0.97
Less distributions from:
Net investment income	(0.25)	(0.22)	(0.30)	(0.15)		(0.17)
Net realized gains	-	-	(0.41)	-		-
Total distributions from net investment income and net realized gains	(0.25)	(0.22)	(0.71)	(0.15)		(0.17)
Net asset value, end of year	$10.41	$10.09	$8.97	$11.53		$10.77
Total return (d)	5.54%	15.34%	(15.45)%	8.47%		10.05%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$42,484	$44,624	$41,996	$54,227		$42,341
Ratio of net expenses to average net assets (e)	1.04%	1.02%	0.98%	0.97%		0.94%
Ratio of gross expenses to average net assets (e)	1.12%	1.06%	1.06%	1.07%		1.09%
Ratio of net investment income to average net assets (b,e)	1.86%	1.48%	2.45%	1.63%		1.30%
Portfolio turnover rate	52%	50%	59%	117	% (f)	161%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$11.73	$9.45		$17.68		$16.49		$13.06
Income from investment operations:
Net investment income (loss) (a)	0.01	0.03		0.03		(0.02)		0.01
Net realized and unrealized gain (loss) (b)	2.52	2.27		(4.69)		2.41		4.58
Total income (loss) from investment operations	2.53	2.30		(4.66)		2.39		4.59
Less distributions from:
Net investment income	(0.01)	(0.02)		(0.04)		(0.00	) (c)	(0.04)
Net realized gains	-	-		(3.53)		(1.20)		(1.12)
Total distributions from net investment income and net realized gains	(0.01)	(0.02)		(3.57)		(1.20)		(1.16)
Net asset value, end of year	$14.25	$11.73		$9.45		$17.68		$16.49
Total return (d)	21.55%	24.42%		(26.44)%		14.29%		36.52%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$155,903	$147,344		$136,926		$212,083		$162,580
Ratio of net expenses to average net assets	0.66%	0.67%		0.65%		0.64%		0.63%
Ratio of gross expenses to average net assets	0.66%	0.66	% (e)	0.66	% (e)	0.65	% (e)	0.67	% (e)
Ratio of net investment income (loss) to average net assets	0.05%	0.27%		0.23%		(0.11)%		0.09%
Portfolio turnover rate	130%	122%		110%		179	% (f)	139%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Less than $0.005 or 0.005% per share.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$11.68	$9.42		$17.62		$16.48		$13.06
Income from investment operations:
Net investment income (loss) (a)	(0.02)	0.00	(b)	(0.00	) (b)	(0.06)		(0.02)
Net realized and unrealized gain (loss) (c)	2.50	2.26		(4.67)		2.40		4.56
Total income (loss) from investment operations	2.48	2.26		(4.67)		2.34		4.54
Less distributions from:
Net investment income	-	(0.00	) (b)	-		-		(0.00	) (b)
Net realized gains	-	-		(3.53)		(1.20)		(1.12)
Total distributions from net investment income and net realized gains	-	0.00	(b)	(3.53)		(1.20)		(1.12)
Net asset value, end of year	$14.16	$11.68		$9.42		$17.62		$16.48
Total return (d)	21.23%	24.02%		(26.58)%		13.96%		36.13%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$115,271	$108,170		$99,066		$148,539		$59,930
Ratio of net expenses to average net assets	0.91%	0.92%		0.90%		0.89%		0.88%
Ratio of gross expenses to average net assets	0.91%	0.91%		0.91	% (e)	0.90	% (e)	0.92	% (e)
Ratio of net investment income (loss) to average net assets	(0.17)%	0.02%		(0.02)%		(0.35)%		(0.12)%
Portfolio turnover rate	130%	122%		110%		179	% (f)	139%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of year	$11.00	$9.90		$13.98		$11.19	$11.51
Income from investment operations:
Net investment income (a)	0.19	0.18		0.20		0.16	0.19
Net realized and unrealized gain (loss) (b)	1.58	1.16		(1.42)		2.81	0.17
Total income (loss) from investment operations	1.77	1.34		(1.22)		2.97	0.36
Less distributions from:
Net investment income	(0.20)	(0.18)		(0.22)		(0.18)	(0.24)
Net realized gains	(0.70)	(0.06)		(2.64)		-	(0.44)
Total distributions from net investment income and net realized gains	(0.90)	(0.24)		(2.86)		(0.18)	(0.68)
Net asset value, end of year	$11.87	$11.00		$9.90		$13.98	$11.19
Total return (c)	15.96%	13.95%		(8.37)%		26.58%	4.14%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$219,959	$219,354		$217,898		$271,801	$244,853
Ratio of net expenses to average net assets	0.57%	0.57%		0.56%		0.55%	0.54%
Ratio of gross expenses to average net assets	0.57%	0.58	% (d)	0.57	% (d)	0.55%	0.57	% (d)
Ratio of net investment income to average net assets	1.55%	1.71%		1.65%		1.27%	1.87%
Portfolio turnover rate	112%	116%		116%		120%	125%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of year	$11.03	$9.92		$14.00		$11.21	$11.52
Income from investment operations:
Net investment income (a)	0.16	0.15		0.17		0.13	0.17
Net realized and unrealized gain (loss) (b)	1.57	1.18		(1.42)		2.81	0.18
Total income (loss) from investment operations	1.73	1.33		(1.25)		2.94	0.35
Less distributions from:
Net investment income	(0.17)	(0.16)		(0.19)		(0.15)	(0.22)
Net realized gains	(0.70)	(0.06)		(2.64)		-	(0.44)
Total distributions from net investment income and net realized gains	(0.87)	(0.22)		(2.83)		(0.15)	(0.66)
Net asset value, end of year	$11.89	$11.03		$9.92		$14.00	$11.21
Total return (c)	15.54%	13.71%		(8.62)%		26.23%	3.94%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$6,506	$6,596		$6,448		$7,978	$7,106
Ratio of net expenses to average net assets	0.82%	0.82%		0.81%		0.80%	0.79%
Ratio of gross expenses to average net assets	0.82%	0.83	% (d)	0.82	% (d)	0.80%	0.82	% (d)
Ratio of net investment income to average net assets	1.30%	1.46%		1.40%		1.02%	1.62%
Portfolio turnover rate	112%	116%		116%		120%	125%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$9.00	$8.57		$10.06		$10.17		$10.21
Income from investment operations:
Net investment income (a)	0.67	0.61		0.50		0.46		0.49
Net realized and unrealized gain (loss) (b)	0.10	0.40		(1.48)		(0.06)		0.07
Total income (loss) from investment operations	0.77	1.01		(0.98)		0.40		0.56
Less distributions from:
Net investment income	(0.68)	(0.58)		(0.51)		(0.51)		(0.60)
Net asset value, end of year	$9.09	$9.00		$8.57		$10.06		$10.17
Total return (c)	8.59%	12.37%		(9.64)%		4.00%		5.79%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$46,018	$49,035		$49,354		$64,219		$66,191
Ratio of net expenses to average net assets	0.63%	0.62%		0.61%		0.60%		0.59%
Ratio of gross expenses to average net assets	0.63%	0.63	% (d)	0.62	% (d)	0.61	% (d)	0.62	% (d)
Ratio of net investment income to average net assets	7.22%	6.88%		5.41%		4.51%		4.93%
Portfolio turnover rate	73%	89%		86%		62%		52%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$9.02	$8.58		$10.06		$10.16		$10.19
Income from investment operations:
Net investment income (a)	0.65	0.59		0.47		0.44		0.46
Net realized and unrealized gain (loss) (b)	0.09	0.40		(1.47)		(0.06)		0.08
Total income (loss) from investment operations	0.74	0.99		(1.00)		0.38		0.54
Less distributions from:
Net investment income	(0.66)	(0.55)		(0.48)		(0.48)		(0.57)
Net asset value, end of year	$9.10	$9.02		$8.58		$10.06		$10.16
Total return (c)	8.28%	12.11%		(9.84)%		3.74%		5.57%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$831	$530		$590		$793		$799
Ratio of net expenses to average net assets	0.88%	0.87%		0.86%		0.85%		0.84%
Ratio of gross expenses to average net assets	0.88%	0.88	% (d)	0.87	% (d)	0.86	% (d)	0.87	% (d)
Ratio of net investment income to average net assets	6.98%	6.63%		5.16%		4.26%		4.68%
Portfolio turnover rate	73%	89%		86%		62%		52%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of year	$8.71	$8.47		$10.07		$11.07		$10.60
Income from investment operations:
Net investment income (a)	0.34	0.32		0.23		0.20		0.24
Net realized and unrealized gain (loss) (b)	(0.24)	0.15		(1.63)		(0.42)		0.76
Total income (loss) from investment operations	0.10	0.47		(1.40)		(0.22)		1.00
Less distributions from:
Net investment income	(0.36)	(0.23)		(0.19)		(0.28)		(0.27)
Net realized gains	-	-		(0.01)		(0.50)		(0.26)
Total distributions from net investment income and net realized gains	(0.36)	(0.23)		(0.20)		(0.78)		(0.53)
Net asset value, end of year	$8.45	$8.71		$8.47		$10.07		$11.07
Total return (c)	1.16%	5.73%		(13.84)%		(1.98)%		9.49%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$59,807	$59,835		$61,051		$80,361		$91,542
Ratio of net expenses to average net assets	0.51%	0.47%		0.45%		0.43%		0.43%
Ratio of gross expenses to average net assets	0.51%	0.48	% (d)	0.47	% (d)	0.45	% (d)	0.47	% (d)
Ratio of net investment income to average net assets	3.93%	3.72%		2.55%		1.83%		2.18%
Portfolio turnover rate (e)	66%	70%		77%		85%		151%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  The portfolio turnover rate excludes mortgage dollar roll transactions for the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. If these were included in the calculation, the portfolio turnover would be 188%, 369%, 549%, 474% and 701%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements

December 31, 2024

1.  ORGANIZATION

As of December 31, 2024, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*   The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. The Global Atlantic BlackRock Allocation Portfolio operates as a "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of December 31, 2024, each Portfolio offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,613,525	$-	$-	$54,613,525
Short-Term Investments	588,995	-	-	588,995
Total	$55,202,520	$-	$-	$55,202,520

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$630,784,466	$-	$-	$630,784,466
Short-Term Investments	8,968,225	-	-	8,968,225
Total	$639,752,691	$-	$-	$639,752,691
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$316,875	$-	$	$316,875
Total	$316,875	$-	$-	$316,875

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$97,995,212	$-	$-	$97,995,212
Short-Term Investments	1,652,348	-	-	1,652,348
Total	$99,647,560	$-	$-	$99,647,560
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$47,652	$-	$	$47,652
Total	$47,652	$-	$-	$47,652

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$108,504,236	$6,177	$-	$108,510,413
Exchange-Traded Funds	7,732,228	-	-	7,732,228
Preferred Stocks	693,874	-	-	693,874
Short-Term Investments	8,915,548	-	-	8,915,548
Total	$125,845,886	$6,177	$-	$125,852,063
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$419,810	$-	$-	$419,810
Total	$419,810	$-	$-	$419,810

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$267,508,036	$-	$-	$267,508,036
Rights	-	1,974	-	1,974
Short-Term Investments	3,748,954	-	-	3,748,954
Total	$271,256,990	$1,974	$-	$271,258,964
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$108,177	$-	$	$108,177
Total	$108,177	$-	$-	$108,177

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$222,925,785	$-	$-	$222,925,785
Short-Term Investments	3,254,900	-	-	3,254,900
Total	$226,180,685	$-	$-	$226,180,685
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$119,100	$-	$	$119,100
Total	$119,100	$-	$-	$119,100

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$46,045,095	$-	$46,045,095
Total	$-	$46,045,095	$-	$46,045,095
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$34,959	$-	$	$34,959
Total	$34,959	$-	$-	$34,959

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$23,239,738	$-	$23,239,738
Agency Mortgage Backed Securities	-	17,280,841	-	17,280,841
Asset Backed and Commercial Backed Securities	-	12,713,477	-	12,713,477
U.S. Treasury Securities and Agency Bonds	-	4,149,230	-	4,149,230
Short-Term Investments	708,476	1,978,590	-	2,687,066
Sovereign Debts	-	609,935	-	609,935
Municipal Bonds	-	578,378	-	578,378
Futures Contracts*	4,352	-	-	4,352
Swap Contracts*	-	119,246	-	119,246
Forward Foreign Exchange Contracts*	-	1,972	-	1,972
Total	$712,828	$60,671,407	$-	$61,384,235
Liabilities	Level 1	Level 2	Level 3	Total
Forward Sales Contracts	$-	$944,375	$-	$944,375
Swap Contracts*	-	123,535	-	123,535
Futures Contracts*	242,594	-	-	242,594
Total	$242,594	$1,067,910	$-	$1,310,504

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the year ended December 31, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2022 and 2023 tax returns, or is expected to be taken in each Portfolio's 2024 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed. and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the year ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$(1,566)	$4,540

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the year ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$2,080,025	$(525,678)
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	316,492	(74,576)
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	757,279	(639,443)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	799,612	(138,577)
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	807,065	(212,525)
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(6,133)	(63,786)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(140,082)	(652,035)
	Currency	20,945	12,836

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the year ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(12,527)	$(39,109)
	Credit	6,960	4,077

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the year ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(6,276)	$-

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2024.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$316,875	$-	$316,875	$(316,875)	$-
Total	$-	$-	$-	$-	$-	$316,875	$-	$316,875	$(316,875)	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$47,652	$-	$47,652	$(47,652)	$-
Total	$-	$-	$-	$-	$-	$47,652	$-	$47,652	$(47,652)	$-

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$419,810	$-	$419,810	$(419,810)	$-
Total	$-	$-	$-	$-	$-	$419,810	$-	$419,810	$(419,810)	$-

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$108,177	$-	$108,177	$(108,177)	$-
Total	$-	$-	$-	$-	$-	$108,177	$-	$108,177	$(108,177)	$-

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$119,100	$-	$119,100	$(119,100)	$-
Total	$-	$-	$-	$-	$-	$119,100	$-	$119,100	$(119,100)	$-

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$34,959	$-	$34,959	$(34,959)	$-
Total	$-	$-	$-	$-	$-	$34,959	$-	$34,959	$(34,959)	$-

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Morgan Stanley	$125,570	$(125,570)	$-	$-	$-	$366,129	$(125,570)	$240,559	$(240,559)	$-
Total	$125,570	$(125,570)	$-	$-	$-	$366,129	$(125,570)	$240,559	$(240,559)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of December 31, 2024:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized depreciation on Futures Contracts	$(316,875)	$-	$-	$-	$(316,875)
Total	$(316,875)	$-	$-	$-	$(316,875)

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized depreciation on Futures Contracts	$(47,652)	$-	$-	$-	$(47,652)
Total	$(47,652)	$-	$-	$-	$(47,652)

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(419,810)	$-	$-	$-	$(419,810)
Total	$(419,810)	$-	$-	$-	$(419,810)

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(108,177)	$-	$-	$-	$(108,177)
Total	$(108,177)	$-	$-	$-	$(108,177)

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(119,100)	$-	$-	$-	$(119,100)
Total	$(119,100)	$-	$-	$-	$(119,100)

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$-	$(34,959)	$-	$-	$(34,959)
Total	$-	$(34,959)	$-	$-	$(34,959)

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$4,352	$-	$-	$4,352
Unrealized appreciation on Swap Contracts	-	108,719	10,527	-	119,246
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	1,972	1,972
Liabilities
Unrealized depreciation on Futures Contracts	-	(242,594)	-	-	(242,594)
Unrealized depreciation on Swap Contracts	-	(123,535)	-	-	(123,535)
Total	$-	$(253,058)	$10,527	$1,972	$(240,559)

The notional value of the derivative instruments outstanding as of December 31, 2024, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. In addition, for the year ended December 31, 2024, the relevant values of each derivative type for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic BlackRock Allocation Portfolio	-	$-	-	$-	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	36	9,892,406	-	-	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	4	1,704,398	-	-	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	87	9,531,808	-	-	-	-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	14	4,385,537	-	-	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	13	3,557,651	-	-	-	-	-
Global Atlantic BlackRock High Yield Portfolio	21	2,394,236	1	128,269	-	-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	127	16,510,543	7	842,818	299,814	49,749,438	967,332

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the fiscal year ended December 31, 2024, which is indicative volume for these derivative types.

**  Based on absolute values. USD – U.S. Dollar equivalent of foreign currency amounts. See schedule of investments for more details.

***  Average month-end number of contracts rounds to less than 1.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

As of December 31, 2024, the Portfolios did not hold any short sales of securities.

When-Issued, Delayed-Delivery and Forward Commitment Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

a variety of representations and warranties and provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic BlackRock Allocation Portfolio	$32,204,455	$-	$38,967,594	$-
Global Atlantic BlackRock Disciplined Core Portfolio	641,244,500	-	723,856,651	-
Global Atlantic BlackRock Disciplined Growth Portfolio	137,310,703	-	153,747,073	-
Global Atlantic BlackRock Disciplined International Core Portfolio	65,469,229	-	81,169,225	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	336,838,384	-	371,744,687	-
Global Atlantic BlackRock Disciplined Value Portfolio	257,844,056	-	287,666,272	-
Global Atlantic BlackRock High Yield Portfolio	34,840,490	-	37,654,756	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	14,126,526	93,325,464	12,122,644	93,900,689

During the fiscal year ended December 31, 2024, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio purchased securities from underwriting syndicates whose members include affiliated persons of the purchasing Fund. These transactions complied with Rule 10f-3 under the 1940 Act. The transactions were as follows:

Acquisition Date	Description	Coupon Rate	Maturity Date	Shares	Acquisition Price	Acquisition Cost
2/15/2024	Intel Corp.	5.15%	2/21/2034	43,000	$99.71	$42,874
2/20/2024	Marriott International, Inc.	4.88%	5/15/2029	39,000	98.79	38,527
2/21/2024	Cisco Systems, Inc.	5.05%	2/26/2034	67,000	99.90	66,932
2/23/2024	Solventum Corp.	5.60%	3/23/2034	60,000	99.93	59,960
2/23/2024	Solventum Corp.	5.40%	3/1/2029	65,000	99.85	64,901
4/1/2024	General Motors Financial, Co.	5.95%	4/4/2034	78,000	99.98	77,983
4/2/2024	Amphenol Corp.	5.25%	4/5/2034	66,000	99.90	65,934
4/24/2024	BMO Mortgage Trust	6.34%	3/1/2029	125,000	103.00	128,750
4/29/2024	Boeing, Co.	6.86%	5/1/2054	58,000	100.00	58,000
5/20/2024	Comcast Corp.	5.30%	6/1/2034	98,000	99.67	97,675
5/21/2024	Allegen U.S. Holding, Co.	5.60%	5/29/2034	45,000	99.67	44,850
6/3/2024	Hyatt Hotels Corp.	5.50%	6/30/2034	107,000	98.86	105,780
6/25/2024	Choice Hotels International, Inc.	5.85%	8/1/2034	45,000	98.93	44,518
7/23/2024	UnitedHealth Group, Inc.	5.15%	7/15/2034	100,000	99.99	99,994
8/7/2024	HCA, Inc.	5.45%	4/1/2031	25,000	99.85	24,964
8/8/2024	Howmet Aerospace, Inc.	4.85%	10/15/2031	46,000	99.77	45,896
9/4/2024	Cadence Design Systems, Inc.	4.70%	9/10/2034	56,000	99.81	55,894
9/4/2024	Uber Technologies, Inc.	4.80%	9/15/2034	51,000	99.93	50,963
9/10/2024	BMO Mortgage Trust	5.32%	9/15/2057	100,000	103.00	103,000
9/10/2024	BMO Mortgage Trust	5.32%	9/15/2057	100,000	103.00	103,000
10/30/2024	Waste Management, Inc.	4.80%	3/15/2032	193,000	99.71	192,431

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the year ended December 31, 2024.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Portfolio	Advisory Fee*
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

During the year ended December 31, 2024, with respect to the Global Atlantic BlackRock Disciplined International Core Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreement"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Board, on 60 days' written notice to the Adviser.

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Disciplined International Core Portfolio	0.79%	1.04%	May 1, 2025

For the year ended December 31, 2024, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Total
Global Atlantic BlackRock Disciplined International Core Portfolio	$-	$110,702	$110,702

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2025	December 31, 2026	December 31, 2027
Global Atlantic BlackRock Disciplined International Core Portfolio	$96,476	$55,889	$110,702

The following amounts expired unrecouped as of the date listed below:

December 31, 2024
Global Atlantic BlackRock Disciplined International Core Portfolio	$151,178

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

and other fees and expenses such that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the year ended December 31, 2024.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the year ended December 31, 2024, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the year ended December 31, 2024, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$30,260
Global Atlantic BlackRock Disciplined Core Portfolio	89,270
Global Atlantic BlackRock Disciplined Growth Portfolio	64,115
Global Atlantic BlackRock Disciplined International Core Portfolio	111,534
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	279,547
Global Atlantic BlackRock Disciplined Value Portfolio	16,900
Global Atlantic BlackRock High Yield Portfolio	1,731
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

For the year ended December 31, 2024, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$6,652
Global Atlantic BlackRock Disciplined Core Portfolio	71,479
Global Atlantic BlackRock Disciplined Growth Portfolio	11,122
Global Atlantic BlackRock Disciplined International Core Portfolio	15,919
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	30,003
Global Atlantic BlackRock Disciplined Value Portfolio	26,805
Global Atlantic BlackRock High Yield Portfolio	5,691
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	6,894

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2024, Commonwealth owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$48,334,632	$8,435,357	$(1,567,469)	$6,867,888
Global Atlantic BlackRock Disciplined Core Portfolio	418,611,175	235,328,379	(14,186,862)	221,141,516
Global Atlantic BlackRock Disciplined Growth Portfolio	63,939,284	38,570,448	(2,862,172)	35,708,276
Global Atlantic BlackRock Disciplined International Core Portfolio	113,230,465	24,968,601	(12,347,003)	12,621,598
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	220,717,379	61,452,698	(10,911,114)	50,541,584
Global Atlantic BlackRock Disciplined Value Portfolio	202,030,901	32,270,777	(8,120,994)	24,149,783
Global Atlantic BlackRock High Yield Portfolio	44,945,788	1,366,026	(266,718)	1,099,308
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	63,902,104	275,634	(2,919,073)	(2,643,439)

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2024 and 2023 were as follows:

For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,231,896	$1,460,570	$-	$2,692,466
Global Atlantic BlackRock Disciplined Core Portfolio	17,463,483	17,993,984	-	35,457,467
Global Atlantic BlackRock Disciplined Growth Portfolio	256,699	1,184,011	-	1,440,710
Global Atlantic BlackRock Disciplined International Core Portfolio	3,236,098	-	-	3,236,098
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	82,615	217	-	82,832
Global Atlantic BlackRock Disciplined Value Portfolio	11,010,176	5,365,869	-	16,376,045
Global Atlantic BlackRock High Yield Portfolio	3,364,709	-	-	3,364,709
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,385,974	-	-	2,385,974
For fiscal year ended 12/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,213,810	$1,248,208	$-	$2,462,018
Global Atlantic BlackRock Disciplined Core Portfolio	6,044,719	-	-	6,044,719
Global Atlantic BlackRock Disciplined Growth Portfolio	412,997	-	-	412,997
Global Atlantic BlackRock Disciplined International Core Portfolio	3,249,596	-	-	3,249,596
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	308,903	-	-	308,903
Global Atlantic BlackRock Disciplined Value Portfolio	3,747,514	1,218,420	-	4,965,934
Global Atlantic BlackRock High Yield Portfolio	3,002,140	-	-	3,002,140
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	1,538,205	-	-	1,538,205

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic BlackRock Allocation Portfolio	$2,806,205	$2,902,234	$-	$-	$6,867,888	$12,576,328
Global Atlantic BlackRock Disciplined Core Portfolio	40,292,461	42,331,314	-	-	221,139,617	303,763,392
Global Atlantic BlackRock Disciplined Growth Portfolio	8,126,282	15,204,319	-	-	35,708,276	59,038,877
Global Atlantic BlackRock Disciplined International Core Portfolio	660,875	-	-	(4,136,825)	12,583,911	9,107,961
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	10,143,080	-	-	50,541,584	60,684,664
Global Atlantic BlackRock Disciplined Value Portfolio	19,143,916	14,624,765	-	-	24,149,783	57,918,464
Global Atlantic BlackRock High Yield Portfolio	3,503,698	-	-	(9,472,899)	1,099,308	(4,869,893)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,428,483	-	-	(8,739,847)	(2,662,594)	(8,973,958)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) and unrealized derivative gains (losses) of $(1,900), $(37,687), and $(19,155) for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio respectively.

At December 31, 2024, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	3,854,727	282,098	4,136,825
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	4,543,439	4,929,460	9,472,899
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,716,003	4,023,844	8,739,847

During the year ended December 31, 2024, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic BlackRock Disciplined International Core Portfolio	$4,962,883
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	29,347,726
Global Atlantic BlackRock High Yield Portfolio	416,533

Permanent book and tax differences, primarily attributable to the reclassification of Portfolio distributions, resulted in reclassifications for the Portfolios for the fiscal year ended December 31, 2024 as follows:

	Paid In Capital	Accumulated Earnings/(Losses)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$(113,030)	$113,030

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

8.  NEW ACCOUNTING PRONOUNCEMENTS

In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The Adviser acts as the Portfolios' chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2024

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

10.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from December 31, 2024 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Forethought Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, and Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Portfolios"), each a series of Forethought Variable Insurance Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Portfolios' financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 23, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Portfolios' auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 25, 2025

Global Atlantic Portfolios

Supplemental Information

December 31, 2023 (Unaudited)

Approval of Renewal of Investment Advisory Agreement and Sub-Advisory Agreements for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, and Global Atlantic Goldman Sachs Core Fixed Income Portfolio.

At an in-person meeting held on November 7, 2024, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered the renewal of: (i) the existing investment advisory agreement between Global Atlantic Investment Advisors, LLC (the "Adviser") and the Trust, on behalf of each of Global Atlantic BlackRock Allocation Portfolio ("GA BlackRock Allocation"), Global Atlantic BlackRock Disciplined Core Portfolio ("GA BlackRock Core"), Global Atlantic BlackRock Disciplined Growth Portfolio ("GA BlackRock Growth"), Global Atlantic BlackRock Disciplined International Core Portfolio ("GA BlackRock International"), Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ("GA BlackRock Mid Cap Growth"), Global Atlantic BlackRock Disciplined Value Portfolio ("GA BlackRock Value"), Global Atlantic BlackRock High Yield Portfolio ("GA BlackRock High Yield") and Global Atlantic Goldman Sachs Core Fixed Income Portfolio ("GA Goldman Core Fixed") (each a "Portfolio" and collectively the "Portfolios") (the "Advisory Agreement"); (ii) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA BlackRock Core, GA BlackRock Growth, GA BlackRock International, GA BlackRock Mid Cap Growth, GA BlackRock Value, and GA BlackRock High Yield, and BlackRock Investment Management, LLC ("BIM"); (iii) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA BlackRock Allocation, and BIM; and (iv) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA Goldman Core Fixed, and Goldman Sachs Asset Management, L.P. ("GSAM" and together with BIM, the "Sub-Advisers") (collectively the sub-advisory agreements listed in items (ii) through (iv) above, the "Sub-Advisory Agreements").

To discuss and review the materials relating to the proposed renewal of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements") in advance of the November 7, 2024 meeting, the Independent Trustees met via videoconference on October 31, 2024 with independent counsel to the Independent Trustees ("Independent Counsel") and with representatives of the Adviser in attendance and counsel to the Trust ("Trust Counsel").

Prior to the meetings, the Trustees requested, received and reviewed written responses from the Adviser and the Sub-Advisers to questions posed to the Adviser and the Sub-Advisers by counsel, on behalf of the Trustees. Following the meeting on October 31, 2024, the Independent Trustees requested additional information on certain items and the Adviser provided such information prior to the November 7, 2024 meeting. The Trustees also received a memorandum from Independent Counsel describing the legal standards for their consideration of the renewal of the Agreements. During the meetings, the Board and the Adviser discussed information relating to the Board's consideration of the Gartenberg factors with respect to each Portfolio including the nature, quality and extent of the services provided by the Adviser and each Sub-Adviser, the fees and expenses of each Portfolio, the performance of each Portfolio, whether each Portfolio and its shareholders had benefitted from any economies of scale and the profitability realized by the Adviser and each respective Sub-Adviser with respect to each Portfolio and the enterprise as a whole. The Trustees also reviewed comparative information relating to advisory fees and total expenses and received presentations concerning the services provided under the Agreements from personnel of the Adviser at the meetings. Prior to voting on the renewal of the Agreements at the November 7, 2024 meeting, the Independent Trustees met in executive session with Independent Counsel and Trust Counsel present.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Agreements.

Nature, Extent, and Quality of Services. The Trustees noted that they were generally satisfied with the nature, extent and quality of the services provided by the Adviser and Sub-Advisers.

Performance. The Trustees requested and reviewed information regarding the investment performance of the Portfolios over 1-year, 3-year and since inception periods as compared to their respective benchmark indices and peer groups. The Trustees noted that they were generally satisfied with the Adviser's and Sub-Advisers' investment performance.

Global Atlantic Portfolios

Supplemental Information (Continued)

December 31, 2023 (Unaudited)

Fees and Expenses. The Trustees reviewed the Portfolios' fees and expenses, including the fees paid to the Adviser and Sub-Advisers. The Trustees also reviewed the advisory fees and total expenses of each Portfolio as compared to the Portfolio's peer group and Morningstar category. The Trustees concluded that the advisory fee charged to each Portfolio and the sub-advisory fee paid by the Adviser to each Sub-Adviser, as applicable, were not unreasonable in light of the services provided to each respective Portfolio.

Profitability. The Trustees noted that, based on information received from the Adviser regarding a per Portfolio analysis of the profitability of each Portfolio to the Adviser, they: (i) concluded that the profitability levels for the Adviser were not excessive; and (ii) considered that the sub-advisory fees were negotiated by the Adviser at arm's length. The Trustees also noted that they would continue to monitor the Adviser's profitability in the future.

Economies of Scale. The Trustees concluded that they were satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Portfolio's shareholders. The Trustees also noted that they would continue to monitor each Portfolio's growth and consider any additional opportunities to realize benefits from economies of scale for shareholders in the future.

Other Benefits. The Trustees noted that they had considered other benefits to the Adviser or Sub-Advisers and their respective affiliates from their relationships with the applicable Portfolios and that they would continue to consider these benefits in connection with future annual renewals.

Conclusion. Having requested and received such information from the Adviser and Sub-Advisers as the Trustees believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of counsel, the Trustees, including all of the Independent Trustees voting separately, unanimously concluded that renewing the Advisory Agreement and Sub-Advisory Agreements was in the best interests of each Portfolio and its shareholders. The Trustees noted that, in considering the Agreements, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd
Eric D. Todd, President
(Principal Executive Officer)

Date: February 28, 2025

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: February 28, 2025

* Print the name and title of each signing officer under his or her signature.